Variable Universal Life Insurance Policy

This prospectus describes Variable Universal Life Insurance Policies issued by Minnesota Life Insurance Company ("Minnesota Life"). The policies are designed for use in group-sponsored insurance programs to provide life insurance protection and the flexibility to vary premium payments. Certificates setting forth or summarizing the rights of the owners and/or insureds will be issued under the group contract. Individual policies can also be issued in connection with group-sponsored insurance programs in circumstances where a group contract is not issued.

Subject to the limitations in the policy, the owner may allocate net premiums to one or more of the sub-accounts of a separate account of Minnesota Life called the Minnesota Life Variable Universal Life Account (herein "separate account"). Subject to the limitations in the policy and this prospectus, net premiums may also be allocated to a guaranteed account of Minnesota Life. To the extent of the investment of a policy in the separate account, the account value will vary with the investment experience of the sub-accounts of the separate account. There is no guaranteed minimum value associated with the separate account and its sub-accounts.

The separate account invests its assets in shares of Advantus Series Fund, Inc. (the "Fund"). The Fund has 4 portfolios which are available for contracts offered under this prospectus. They are:

- Bond Portfolio
- Money Market Portfolio
- Index 500 Portfolio
- Index 400 Mid-Cap Portfolio

This prospectus must be accompanied by the current prospectus of the Fund. This prospectus should be read carefully and retained for future reference.

The policies have not been approved or disapproved by the Securities and Exchange Commission ("SEC"). Neither the SEC nor any state has determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Minnesota Life Insurance Company

400 Robert Street North
St. Paul, MN 55101-2098
651.665.3500 Tel

www.minnesotamutual.com

Dated: May 1, 2001

                                                                  PROSPECTUS

                                                              MINNESOTA LIFE
                                                          VARIABLE UNIVERSAL
                                                                LIFE ACCOUNT

                             [MINNESOTA LIFE LOGO]

TABLE OF CONTENTS

                                                                Page
Special Terms...............................................       1
Summary.....................................................       2
Condensed Financial Information.............................       7
General Descriptions........................................       9
     Minnesota Life Insurance Company.......................       9
     Variable Universal Life Account........................       9
     Advantus Series Fund, Inc..............................       9
     Additions, Deletions or Substitutions..................      10
     The Guaranteed Account.................................      10
          General Description...............................      11
          Guaranteed Account Value..........................      11
Information About the Policy................................      12
     Applications and Policy Issue..........................      12
     Policy Premiums........................................      12
     Death Benefit..........................................      14
     Change in Face Amount..................................      15
     Payment of Death Benefit Proceeds......................      16
     Account Values.........................................      16
     Policy Loans...........................................      18
     Surrender and Partial Surrender........................      19
     Transfers..............................................      20
     Dollar Cost Averaging..................................      22
     Free Look..............................................      22
     Conversion Right to an Individual Policy...............      22
     Continuation of Group Coverage.........................      23
     Charges................................................      23
          Premium Expense Charges...........................      23
          Account Value Charges.............................      24
          Separate Account Charges..........................      26
          Fund Charges......................................      26
     Guarantee of Certain Charges...........................      26
     Additional Benefits....................................      26
     General Matters Relating to the Policy.................      27
     General Provisions of the Group Contract...............      30
Other Matters...............................................      31
     Federal Tax Status.....................................      31
     Directors and Principal Officers of Minnesota Life.....      34
     Voting Rights..........................................      34
     Distribution of Policies...............................      35
     Legal Matters..........................................      35
     Legal Proceedings......................................      36
     Experts................................................      36
     Registration Statement.................................      36
Financial Statements of Minnesota Life Variable Universal
  Life Account..............................................    SA-1
Financial Statements of Minnesota Life Insurance Company and
  Subsidiaries..............................................    ML-1
Appendix A-Illustrations of Account Values and Death
  Benefits..................................................     A-1
Appendix B-Policy Loan Example..............................     B-1

                                       I

                                                                   SPECIAL TERMS

As used in this prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The sum of the separate account value, guaranteed account value and loan account value.

ATTAINED AGE: The issue age of the insured plus the number of completed policy years.

BENEFICIARY: The person(s) named in an application for insurance or by later designation to receive policy proceeds in the event of the insured's death. A beneficiary may be changed as set forth in the policy and this prospectus.

CERTIFICATE: A document issued to the owner of a policy issued under a group contract setting forth or summarizing the owner's rights and benefits.

CODE:  The Internal Revenue Code of 1986, as amended.

CONTRACTHOLDER:  The entity that is issued a group contract.

ELIGIBLE MEMBER: A member of the group seeking insurance who meets the requirements stated on the specifications page of the group contract or policy to be an owner and/or insured of a policy under the group-sponsored program.

FACE AMOUNT: The minimum amount of death benefit proceeds paid upon the death of the insured, so long as the policy remains in force and there are no outstanding policy loans. The face amount is shown on the specifications page attached to the policy.

FUND: The mutual fund or separate investment portfolio within a series mutual fund which we have designated as an eligible investment for the Variable Universal Life Account for contracts offered under this prospectus, currently, Advantus Series Fund, Inc. and its portfolios.

GENERAL ACCOUNT: All of our assets other than those in the Variable Universal Life Account or in other separate accounts established by us.

GROUP CONTRACT: A Variable Universal Life Insurance Policy issued to the contractholder.

GROUP SPONSOR: The employer, association or organization that is sponsoring a program of insurance for the group members.

GUARANTEED ACCOUNT: Assets other than the loan account value that are attributable to a policy and held in our general account.

GUARANTEED ACCOUNT VALUE: The sum of all net premiums and transfers allocated to the guaranteed account and interest declared thereon and experience credits, minus amounts transferred to the separate account or removed in connection with a partial surrender or policy loan and minus charges assessed against the guaranteed account value.

INDIVIDUAL INSURANCE: Insurance provided under a group contract or under an individual policy issued in connection with a group-sponsored insurance program on a group member or a member's spouse.

INSURED: The person whose life is covered by life insurance under a policy. This term may include a group member and a member's spouse.

ISSUE AGE:  The insured's age at his or her last birthday as of the issue date.

ISSUE DATE:  The effective date of an insured's coverage under a policy.

LOAN ACCOUNT: The portion of the general account attributable to policy loans under policies of this type.

LOAN ACCOUNT VALUE: Assets held in our general account as collateral for outstanding policy loans under a policy, together with accrued interest.

MATURITY DATE: The 95th birthday of the insured or a later birthday which is established for policies issued under the group-sponsored insurance program.

MEMBER:  An individual belonging to the group seeking insurance.

MONTHLY ANNIVERSARY: The first day of each calendar month on, or following, the issue date.

NET CASH VALUE: The account value of a policy less any outstanding policy loans and accrued policy loan interest charged and less any charges due. It is the amount an owner may obtain through surrender of the policy.

OWNER: The owner of a policy, as designated in the application or as subsequently changed. An owner may be changed as set forth in the policy and this prospectus.

POLICY: Either the certificate or the individual policy offered by us and described in this prospectus.

POLICY ANNIVERSARY: The same day and month in each succeeding year as the policy date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The policy anniversary is shown on the specifications page attached to the policy.

POLICY DATE: The first day of the calendar month on, or following, the issue date. This is the date from which policy years and policy months are measured.

POLICY MONTH:  A calendar month.

POLICY YEAR: A period of one year measured from the policy date and from each successive policy anniversary.

SEPARATE ACCOUNT: Minnesota Life Variable Universal Life Account, a separate investment account, the investment experience of which is separate from that of our general account and our other assets.

SEPARATE ACCOUNT VALUE:  The sum of all sub-account values.

SERIES FUND: The Advantus Series Fund, Inc., a mutual fund of the series type which is an investment alternative for the Variable Universal Life Account.

SUB-ACCOUNT VALUE: The number of units of a sub-account credited to a policy times the current unit value for that sub-account.

UNIT: An accounting device used to determine the interest of a policy in a sub-account of the Variable Universal Life Account.

VALUATION DATE:  Each date on which a Fund portfolio is valued.

VALUATION PERIOD: The period between successive valuation dates measured from the time of one determination to the next.

WE, OUR, US:  Minnesota Life Insurance Company.

SUMMARY

     The following summary is designed to answer certain general questions concerning the policy and to give a brief overview of the more significant policy features. This summary is not comprehensive. You should review the information contained elsewhere in this prospectus.

WHAT IS A UNIVERSAL LIFE INSURANCE POLICY?
     A universal life insurance policy is an adjustable benefit life insurance policy. It allows for the accumulation of cash values while the policy's life insurance coverage remains in force and permits the flexible payment of premiums. An adjustable benefit policy has a stated face amount of insurance payable in the event of the death of the insured, which is supported by the deduction of specified monthly charges from the cash values. This amount of insurance may be increased or decreased by the owner of the policy, without the necessity of issuing a new policy for that owner. There are limitations to these changes and we may require evidence of insurability before requested increases go into effect. In addition, the coverage for an insured is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance policies). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as monthly charges may be deducted from the existing balance in the policy's net cash values. Subject to restrictions described herein, an owner may also make payments in excess of that minimum amount required to keep a policy in force. If cash values are insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.
     A universal life insurance policy is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values. Such a policy may be inappropriate for individuals seeking life insurance protection which is the equivalent of term-type coverage.

WHAT MAKES THE POLICY "VARIABLE"?
     The policy is termed "variable" because unlike a universal life policy which provides for the accumulation of policy values at fixed rates determined by the insurance company, variable universal life insurance policy values may be invested in a separate account of ours called the Minnesota Life Variable Universal Life Account ("separate account"). The sub-accounts of the separate account invest in corresponding portfolios of the Fund. Thus, the owner's account value, to the extent invested in the sub-account of the separate account, will vary with the positive or negative investment experience of the corresponding portfolios of the Fund.
     The account values of the policies, to the extent invested in sub-accounts of the separate account, have no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may depreciate the owner's investment in the policy. The policy also offers the owner the opportunity to have the account value appreciate more rapidly than it would under comparable fixed benefit policies by virtue of favorable investment performance. In addition, under some policies, the death benefit will also increase and decrease (but not below the guaranteed amount) with investment experience.
     Subject to the limitations in the policy and this prospectus, owners seeking the traditional insurance protections of a guaranteed account value may allocate net premiums to the policy's guaranteed account option which provides for guaranteed accumulation at a fixed rate of interest. Additional information on this option may be found under the heading "The Guaranteed Account."

WHAT VARIABLE INVESTMENT OPTIONS ARE AVAILABLE?
     Premiums under the contracts offered by this prospectus may be invested in 4 sub-accounts, each of which invests in a portfolio of a Fund. The group sponsor may select which sub-accounts that invest in portfolios of the Fund will be made available to owners under its insurance program. The following is a list of the Series Fund Portfolios:

     Bond Portfolio
     Money Market Portfolio
     Index 500 Portfolio
     Index 400 Mid-Cap Portfolio

There is no assurance that any portfolio will meet its objectives. Additional information concerning investment objectives may be found in the accompanying prospectus of the Fund.

HOW CAN NET PREMIUMS BE ALLOCATED?
     In the initial application for life insurance, the owner may indicate the desired allocation of net premiums among the guaranteed account and the available sub-accounts of the separate account, subject to the limitations in the policy and this prospectus. All future net premiums will be allocated in the same proportion until the owner requests a change in the allocation. Similarly, the owner may request a transfer of amounts between sub-accounts and the guaranteed account, subject to the limitations in the policy and this prospectus.

WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE POLICY?
     We offer two death benefit options under the policy. Under "Option A", a level death benefit, the death benefit is the face amount of the policy. Under "Option B", a variable death benefit, the death benefit is the face amount of the policy plus the net cash value. So long as a policy remains in force and there are no policy loans, the minimum death benefit under either option will be at least equal to the current face amount. The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding policy loans and accrued policy loan interest charged determined as of the date of death. The group sponsor will select one death benefit option of the two we offer for all policies in a single group-sponsored program. Once selected, a death benefit option under a policy shall remain unchanged.
     There is a minimum initial face amount for the policy which is stated on the specifications page of the policy. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.

TO WHOM DO WE PAY DEATH BENEFITS?
     Death benefit proceeds will be paid to the named beneficiary when the insured under a policy dies. Benefits under the policy may be paid in a single sum or under an elected settlement option.

DOES THE OWNER HAVE ACCESS TO THE ACCOUNT VALUES?
     Yes. The net cash value, subject to the limitations in the policy and this prospectus, is available to the owner during the insured's lifetime. The net cash value may be used to provide:
-   retirement income,
-   as collateral for a policy loan,
- to continue some amount of insurance protection without payment of premiums or
-   to obtain cash by surrendering the policy in full or in part.
     The owner may borrow, as a policy loan, an amount up to 90 percent of the owner's account value less any loan account value. Each alternative for accessing the owner's account value may be subject to conditions described in the policy or under the heading "Account Values" of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THE POLICY?
     We assess certain charges against each premium payment and the account values under each policy and against the asset value of the separate account. These charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the policies are fully described under the heading "Charges" of this prospectus. The specific charges are shown on the specifications page of the policy. There are also advisory fees and expenses which are assessed against the asset value of each of the portfolios of the Fund.
     For a discussion of interest charged on policy loans, see the section titled "Policy Loans."

  PREMIUM EXPENSE CHARGES
     Premium expense charges vary based on the group-sponsored insurance program under which the policy is issued. We may deduct from premium paid, a percentage of premium for a SALES CHARGE, not to exceed 5 percent, and a percentage of premium for a PREMIUM TAX CHARGE, not to exceed 4 percent. We will also deduct a percentage of premium as a FEDERAL TAX CHARGE to recover a portion of our estimated cost for the federal income tax treatment of deferred acquisition costs. If a policy is considered an individual policy under the Omnibus Budget Reconciliation Act, as amended, ("OBRA") the charge will not exceed 1.25 percent of premium. If a policy is considered to be a group policy under OBRA, the charge will not exceed 0.25 percent of premium (for group-sponsored programs implemented prior to April 1, 2000) or 0.35 percent of premium (for group-sponsored programs implemented on or after April 1, 2000).

  ACCOUNT VALUE CHARGES
     The charges deducted as part of the MONTHLY DEDUCTION vary based on the group-sponsored insurance program under which the policy is issued. Each month, we may deduct from a policy's account value the sum of the following applicable items:
-   an administration charge;
-   a cost of insurance charge; and
-   the cost of any additional insurance benefits provided by rider.
     The administration charge will never exceed $4 per month. Additional information is provided under the heading "Monthly Deduction."
     For policies under some group-sponsored insurance programs, a PARTIAL SURRENDER TRANSACTION CHARGE will be assessed against the net cash value to cover administrative processing costs. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn.
     There is currently no TRANSFER CHARGE assessed on transfers of net cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

  SEPARATE ACCOUNT CHARGES
     We assess a MORTALITY AND EXPENSE RISK CHARGE against the separate account assets on a daily basis. This charge will vary based on the group-sponsored insurance program under which the policy is issued. The annual rate will not exceed .50 percent of the average daily assets of the separate account. This annual rate is based on the actuarial risk associated with the group that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.

     We reserve the right to deduct a charge against the separate account assets, or make other provisions, for any additional tax liability we may incur with respect to the separate account or the policies, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and federal taxes. No such charge or provision is made at the present time.

  FUND CHARGES
     Shares of the Fund are purchased for the separate account at their net asset value, which reflects ADVISORY FEES (ALSO KNOWN AS MANAGEMENT FEES) AND EXPENSES which are assessed against the net asset value of each of the portfolios of the Fund.
     Advantus Capital Management, Inc. ("Advantus Capital") acts as the investment adviser to the Series Fund. Advantus Capital is a wholly-owned subsidiary of Minnesota Life. For more information about the Series Fund, see the prospectus of Advantus Series Fund, Inc. which accompanies this prospectus.
     In addition to the investment advisory fees, other direct expenses are charged against the assets of the Fund.
     The chart below shows the ADVISORY FEES AND OTHER EXPENSE FEES as a percent of average daily net assets for the Fund as of December 31, 2000.
     The advisory fees for the Series Fund are made pursuant to a contractual agreement between the Series Fund and Advantus Capital Management, Inc.

                                                                                                Total Annual
                                                                                               Fund Operating
                                                                              Distribution    Expenses Without
                                                        Advisory    Other       (12b-1)      Waivers, Reductions
Fund/Portfolio Name                                       Fee      Expenses       Fees        or Reimbursements
-------------------                                     --------   --------   ------------   -------------------
  Bond................................................   0.30%      0.08%        0.25%              0.63%
  Money Market........................................   0.25%      0.08%        0.25%              0.58%
  Index 500...........................................   0.12%      0.06%        0.25%              0.43%
  Index 400 Mid-Cap(1)................................   0.15%      0.40%        0.25%              0.80%

(1) Prior to May 1, 2000, Minnesota Life voluntarily absorbed all fees and expenses of the Index 400 Mid-Cap Portfolio that exceeded .55% of average daily net assets. Effective May 1, 2000, Advantus Capital voluntarily absorbed all fees and expenses of the Index 400 Mid-Cap Portfolio that exceeded .55% of average daily net assets. Advantus Capital has not agreed to absorb expenses over a specific period of time and it may cease its absorption of expenses at any time. If it does so, some Portfolio expenses would increase and thereby reduce investment return.

ARE THE BENEFITS UNDER A POLICY SUBJECT TO FEDERAL INCOME TAX?
     We believe that the owner's policy should qualify as a life insurance contract for federal income tax purposes. Assuming that a policy qualifies as a life insurance contract for federal income tax purposes, the benefits under policies described in this prospectus should receive the same tax treatment under the Code as benefits under traditional fixed benefit life insurance policies. Therefore, death proceeds payable under variable life insurance policies should be excludable from the beneficiary's gross income for federal income tax purposes. The owner should not be in constructive receipt of the net cash values of the policy until actual distribution.
     The tax treatment described above relating to distributions is available only for policies not described as "modified endowment contracts." Policies described as modified endowment contracts are treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside buildup of yearly account value increases. Any amounts received by the owner, such as experience credits, loans and amounts received from partial or total surrender of the policy will be subject to the same tax treatment as amounts received under an annuity during the accumulation period. Annuity tax treatment includes the 10 percent additional income tax imposed on the portion of any distribution that is included in income, except:
-   where the distribution or loan is made on or after the owner attains age 59
    1/2,
-   is attributable to the owner becoming disabled, or
- is part of a series of substantially equal periodic payments for the life of the owner or the joint lives of the owner and beneficiary.
     A determination as to whether a policy is a modified endowment contract and subject to this special tax treatment will require an examination of the premium paid in relation to the death benefit of the policy. A policy would be a modified endowment contract if the cumulative premiums during the first seven contract years exceed the sum of the net level premiums which would be paid under a seven-pay life policy. In addition, a policy which is subject to a material change will be treated as a new policy on the date that such a material change takes effect. A determination must be made at that time to test whether such a policy meets the seven-pay standard by taking into account the previously existing account value.

CAN THE OWNER RETURN THE POLICY?
     For a limited time after the application for the policy and its delivery, the policy may be returned for a refund of all premium payments within the terms of its "free look" or right of cancellation provision.

                                                 CONDENSED FINANCIAL INFORMATION

     The financial statements of Minnesota Life Insurance Company and of the Minnesota Life Variable Universal Life Account sub-accounts that are available to contracts offered under this prospectus may be found in this prospectus.
     The table below gives per unit information about each sub-account where the mortality and expense risk charge amounts to .50 percent on an annual basis for the periods indicated. This information should be read in conjunction with the financial statements and related notes of Minnesota Life Variable Universal Life Account (where the mortality and expense risk charge amounts to .50 percent on an annual basis) included in this prospectus.

                                        2000        1999        1998        1997       1996      1995
                                      ---------   ---------   ---------   ---------   -------   -------
Bond Sub-Account:
  Unit value at beginning of
    period..........................      $1.22       $1.26       $1.19       $1.09     $1.07     $1.00
  Unit value at end of period.......      $1.34       $1.22       $1.26       $1.19     $1.09     $1.07
  Number of units outstanding at end
    of period.......................     12,370      53,498      27,533       3,719     2,462     1,708
Money Market Sub-Account:
  Unit value at beginning of
    period..........................      $1.22       $1.17       $1.12       $1.07     $1.03     $1.00
  Unit value at end of period.......      $1.29       $1.22       $1.17       $1.12     $1.07     $1.03
  Number of units outstanding at end
    of period.......................  2,064,295       3,633       6,909       4,453     2,822     1,163
Index 500 Sub-Account:
  Unit value at beginning of
    period..........................      $2.83       $2.36       $1.86       $1.41     $1.16     $1.00
  Unit value at end of period.......      $2.55       $2.83       $2.36       $1.86     $1.41     $1.16
  Number of units outstanding at end
    of period.......................  2,204,420   1,954,472   1,538,294   1,231,985   902,194   457,639
Index 400 Mid-Cap Sub-Account:
  Unit value at beginning of
    period..........................      $1.20       $1.05       $1.00(a)
  Unit value at end of period.......      $1.38       $1.20       $1.05
  Number of units outstanding at end
    of period.......................     26,104      71,195      41,729

     The table below gives per unit information about each sub-account where the mortality and expense risk charge is zero on an annual basis for the periods indicated. This information should be read in conjunction with the financial statements and related notes of Minnesota Life Variable Universal Life Account (where the mortality and expense risk charge is zero on an annual basis) included in this prospectus.

                                         2000          1999          1998          1997
                                      ----------    ----------    ----------    ----------
Money Market Sub-Account:
  Unit value at beginning of
     period.........................       $1.08         $1.03         $1.00(c)
  Unit value at end of period.......       $1.14         $1.08         $1.03
  Number of units outstanding at end
     of period......................  36,693,497    37,663,704    41,948,958
Index 500 Sub-Account:
  Unit value at beginning of
     period.........................       $1.80         $1.50         $1.17         $1.00(d)
  Unit value at end of period.......       $1.63         $1.80         $1.50         $1.17
  Number of units outstanding at end
     of period......................   1,339,077     1,371,057     1,029,398    27,829,987
Index 400 Mid-Cap Sub-Account:
  Unit value at beginning of
     period.........................       $1.12         $1.00(b)
  Unit value at end of period.......       $1.30         $1.12
  Number of units outstanding at end
     of period......................   3,446,302     3,033,044

     The table below gives per unit information about each sub-account where the mortality and expense risk charge amounts to .25 percent on an annual basis for the period indicated. This information should be read in conjunction with the financial statements and related notes of Minnesota Life Variable Universal Life Account (where the mortality and expense risk charge amounts to .25 percent on an annual basis) included in this prospectus.

                                                  2000       1999       1998       1997
                                                 -------    -------    -------    -------
Bond Sub-Account:
  Unit value at beginning of period............    $1.12      $1.16      $1.10      $1.00(e)
  Unit value at end of period..................    $1.24      $1.12      $1.16      $1.10
  Number of units outstanding at end of
     period....................................  101,799     83,616     72,918     48,295
Money Market Sub-Account:
  Unit value at beginning of period............    $1.14      $1.09      $1.05      $1.00(e)
  Unit value at end of period..................    $1.21      $1.14      $1.09      $1.05
  Number of units outstanding at end of
     period....................................  134,202    143,702    257,062     95,600
Index 500 Sub-Account:
  Unit value at beginning of period............    $1.94      $1.62      $1.27      $1.00(f)
  Unit value at end of period..................    $1.76      $1.94      $1.62      $1.27
  Number of units outstanding at end of
     period....................................  590,259    567,236    375,754    236,786
Index 400 Mid-Cap Sub-Account:
  Unit value at beginning of period............    $1.37      $1.19      $1.00(g)
  Unit value at end of period..................    $1.59      $1.37      $1.19
  Number of units outstanding at end of
     period....................................   77,800     42,217     20,595

------------
(a) Period from May 1, 1998, commencement of operations, to December 31, 1998.
(b) Period from September 2, 1999, commencement of operations, to December 31, 1999.
(c)  Period from May 29, 1998, commencement of operations, to December 31, 1998.
(d) Period from June 24, 1997, commencement of operations, to December 31, 1997.
(e) Period from January 29, 1997, commencement of operations, to December 31, 1997.
(f) Period from January 24, 1997, commencement of operations, to December 31, 1997.
(g) Period from January 22, 1998, commencement of operations, to December 31, 1998.

                                                            GENERAL DESCRIPTIONS

MINNESOTA LIFE INSURANCE COMPANY
     We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company." All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

VARIABLE UNIVERSAL LIFE ACCOUNT
     On August 8, 1994, the separate account was established in accordance with Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. Such registration does not signify that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the separate account. The separate account meets the definition of a "separate account" under the federal securities laws.
     We are the legal owner of the assets in the separate account. The obligations to policy owners and beneficiaries arising under the policies are general corporate obligations of Minnesota Life and thus our general assets back the policies. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the separate account is entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.
     The separate account has 4
sub-accounts which are available under the contracts offered by this prospectus. Each sub-account invests in shares of a corresponding portfolio of the Fund. Not all of the portfolios of the Fund may be available for investment by the separate account.
     The separate account currently invests in the Advantus Series Fund, Inc.

ADVANTUS SERIES FUND, INC.
     The Series Fund is a mutual fund of the series type which is registered with the Securities and Exchange Commission as a diversified, open-end management investment company. Such registration does not signify that the Commission supervises the management, or the investment practices or policies, of the Series Fund. Currently, the Series Fund issues its shares, continually and without sales charge, only to us and certain of our separate accounts, including the Variable Universal Life Account. The Series Fund may be used in the future as the underlying investment medium for separate accounts of the Northstar Life Insurance Company, our wholly-owned life insurance subsidiary domiciled in the state of New York. Shares of the Series Fund are sold and redeemed at net asset value.
     The Series Fund's investment adviser is Advantus Capital Management, Inc. ("Advantus Capital"). It acts as an investment adviser to the Series Fund pursuant to an advisory agreement. Advantus Capital is a wholly-owned subsidiary of Minnesota Life.

     The Series Fund currently has nineteen investment portfolios, four of which are available to policy owners for the allocation of premiums or for transfers. A series of the Series Fund's common stock is issued for each portfolio. The assets of each portfolio are separate from the others and each has different investment objectives and policies. Therefore, each portfolio operates as a separate investment fund and the investment performance of one has no effect on the investment performance of any other portfolio.
     All dividends and capital gains distributions from each portfolio are automatically reinvested in shares of that portfolio at net asset value.
     For more information about the Series Fund and its portfolios, see the accompanying Advantus Series Fund, Inc. prospectus.

ADDITIONS, DELETIONS OR SUBSTITUTIONS
     We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.
     We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a portfolio of the Fund should no longer be possible or if we determine it becomes inappropriate for policies of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.
     We reserve the right to transfer assets of the separate account as determined by us to be associated with the policies to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.
     We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to de-register the separate account under the Investment Company Act of 1940.
     Shares of the portfolios of the Series Fund are also sold to other of our separate accounts, which are used to receive and invest premiums paid under other variable annuity contracts and variable life policies issued by us.
     It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund simultaneously.

THE GUARANTEED ACCOUNT
     The owner may allocate net premiums and may transfer net cash values in the policy, subject to the limitations in the policy and this prospectus, to our guaranteed account.
     Because of exemptive and exclusionary provisions, interests in Minnesota Life's guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Minnesota Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
     This prospectus describes a Variable Universal Life Insurance Policy and is generally intended to serve as a disclosure document only for the aspects of the policy relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the policy and the summary information provided immediately below.

GENERAL DESCRIPTION Minnesota Life's general account consists of all assets owned by Minnesota Life other than those in the separate account and any other separate accounts which we may establish. The guaranteed account is that portion of the general assets of Minnesota Life, exclusive of policy loans, which is attributable to the policy described herein and others of its class. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of policies of this class. Allocations to the guaranteed account become part of the general assets of Minnesota Life and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the guaranteed account. Owners do not share in the actual investment experience of the assets in the guaranteed account.
     A portion or all the net premiums may be allocated or transferred to accumulate at a fixed rate of interest in the guaranteed account, though we reserve the right to restrict the allocation of premium into the guaranteed account. Amounts allocated to or transferred to the guaranteed account are guaranteed by us as to principal and a minimum rate of interest. Transfers from the guaranteed account to the sub-accounts of the separate account are subject to certain limitations with respect to timing and amount. These restrictions are described under the heading "Transfers."

GUARANTEED ACCOUNT VALUE Minnesota Life bears the full investment risk for amounts allocated to the guaranteed account and guarantees that interest credited to each owner's account value in the guaranteed account will not be less than the minimum guaranteed annual rate without regard to the actual investment experience of the guaranteed account. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent. We may, at our sole discretion, credit a higher rate of interest ("excess interest") although we are not obligated to do so. Any interest credited on the policy's account value in the guaranteed account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. The owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

     Even if excess interest is credited to the guaranteed account value, no excess interest will be credited to the loan account value in the guaranteed account. However, the loan account value will be credited interest at a rate which is not less than 6 percent per annum.

INFORMATION ABOUT THE POLICY

APPLICATIONS AND POLICY ISSUE
     We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured by a policy under the group contract are set forth in that group contract's specifications page. The group contract will be issued upon receipt of an application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that application by a duly authorized officer of Minnesota Life at its home office. Individuals wishing to purchase a policy insuring an eligible member under a group-sponsored program must complete the appropriate application for life insurance and submit it to our home office. If the policy is approved, we will issue to the group sponsor either a certificate or an individual policy to give to the owner. The issue of a group contract or individual policy and their associated forms is always subject to the approval of those documents for use by state insurance regulatory authorities.
     Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.
     A policy will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured's death, the insured is eligible, and we approve the completed application. The date on which the last event occurs shall be the effective date of coverage ("issue date").

POLICY PREMIUMS
     A premium must be paid to put a policy in force, and may be remitted to us by the group sponsor on behalf of the owner. The initial premium for a policy must cover the premium expense charges and the first month's deductions. Premiums paid after the initial premium may be in any amount. A premium must also be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the policy in force.
     When the policy is established, the policy's specifications page may show premium payments scheduled and the amounts of those payments. However, under the policy, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the policy to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. The owner may also skip premium payments scheduled. Therefore, unlike traditional insurance policies, a policy does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.
     Failure of a group sponsor to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the policy from lapsing, the owner's insurance can be converted to an individual policy of life insurance in the event of such termination. (See "Conversion Right to an Individual Policy.") The owner's insurance can continue if the insured's eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or policy. (See "Continuation of Group Coverage.")

PREMIUM LIMITATIONS After the payment of the initial premium, premiums may be paid at any time in any amount while the insurance is in force under the policy. Since the policy permits flexible premium payments, it may become a modified endowment contract. (See "Federal Tax Status.") When we receive the application, our systems will test the owner's elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the owner's policy, whether it will result in the owner's policy being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the owner's policy with each premium payment to determine whether the policy has attained this tax status. If we determine that the policy has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the policy maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the policy year to avoid the policy being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.

ALLOCATION OF NET PREMIUMS AND ACCOUNT VALUE Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the Fund.
     The owner makes the selection of the sub-accounts and/or the guaranteed account on the application for the policy. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The allocation to the guaranteed account or to any sub-account of the separate account must be at least 10 percent of the net premium.
     For group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts for a period of ten days after policy issue or policy change to reduce market risk during the "free look" period. Net premiums will be allocated to the Series Fund Money Market sub-account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of ten days after policy issue or policy change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the "free look" period. If we exercise this right, net premiums will be allocated to the Money Market sub-account until the end of the period.
     We reserve the right to restrict the allocation of net premiums to the guaranteed account for policies under some group-sponsored insurance programs. For these policies, the maximum allocation of net premiums to the guaranteed account will range from 0 percent to 50 percent. Under certain group-sponsored insurance programs we have exercised this right by prohibiting allocations to the guaranteed account. Any such prohibitions will be identified in the policy.

LAPSE Unlike traditional life insurance policies, the failure to make a premium payment following the payment of the premium which puts the policy into force will not itself cause a policy to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.
     The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the policy will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any policy's monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the policy in force and the date the premium is due. If we do not receive the required amount within the grace period, the policy will lapse and terminate. The grace period does not apply to the first premium payment.

REINSTATEMENT A lapsed policy may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the policy up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any policy loans and policy loan interest charged is not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured's insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.
     The amount of account value on the date of reinstatement will be equal to the amount of any policy loans and policy loan interest charged reinstated increased by the net premiums paid at the time of reinstatement.
     The effective date of reinstatement will be the date we approve the application for reinstatement. There will be a full monthly deduction for the policy month that includes that date.

DEATH BENEFIT
     If the policy is in force at the time of the insured's death, upon receipt of due proof of death, we will pay the death benefit proceeds of the policy based on the death benefit option elected by the contractholder.
     The group sponsor may choose one of two death benefit options for all participants under the group-sponsored program. Once elected, the death benefit option under a policy shall remain unchanged. There is a level death benefit ("Option A") and a variable death benefit ("Option B"). The death benefit under either option will never be less than the current face amount of the policy as long as the policy remains in force and there are no policy loans. The face amount elected must be at least the minimum stated on the specifications page of the policy.

OPTION A  Under Option A, the death benefit will be determined as follows:
(1) The face amount of insurance on the insured's date of death while the policy is in force; plus
(2) the amount of the cost of insurance for the portion of the policy month from the date of death to the end of the policy month; less
(3) any outstanding policy loans and accrued policy loan interest charged; less
(4) any unpaid monthly deductions determined as of the date of the insured's death.

OPTION B  Under Option B, the death benefit will be determined as follows:
(1) The face amount of insurance on the insured's date of death while the policy is in force; plus
(2) the amount of the owner's account value as of the date we receive due proof of death satisfactory to us; plus
(3) the amount of the cost of insurance for the portion of the policy month from the date of death to the end of the policy month; plus
(4) any monthly deductions taken under the certificate since the date of death; less
(5) any outstanding policy loans and accrued policy loan interest charged; less
(6) any unpaid monthly deductions determined as of the date of the insured's death.
     At issue, the group sponsor may choose between two tests that may be used to determine if a policy qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a policy, it shall remain unchanged for that policy. The two tests are the Guideline Premium Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702.
     The Cash Value Accumulation Test requires that the death benefit must be greater than the account value times a specified percentage. The Guideline Premium/Cash Value Corridor Test limits the amount of premiums which may be paid, in addition to requiring that the death benefit must be greater than the account value times a specified percentage. Under either test, the policy will be tested when premiums are paid, at the end of each month and at death, for compliance to the test chosen for that policy. Under either test, if the death benefit is not greater than the applicable percentage of the account value, or for the Guideline Premium/ Cash Value Corridor Test, the premiums paid exceed the limit for the current death benefit, we will increase the face amount or return premium with interest to maintain compliance with IRC Section 7702.
     For the Cash Value Accumulation Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies by the age and underwriting class of the insured. The following table contains illustrative applicable percentages for this test for the non-tobacco underwriting class:

ATTAINED         APPLICABLE
  AGE            PERCENTAGE
--------         ----------
   35              432.4%
   45              310.2
   55              226.9
   65              171.8
   75              137.5

     For the Guideline Premium/Cash Value Corridor Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies only by the age of the insured. The following table contains the applicable percentages for the account value portion of this test:

             APPLI-                APPLI-                 APPLI-
             CABLE                 CABLE                  CABLE
 ATTAINED   PERCENT-   ATTAINED   PERCENT-   ATTAINED    PERCENT-
   AGE        AGE        AGE        AGE        AGE         AGE
----------  --------   --------   --------   --------    --------
40 & below    250%        54        157%        68         117%
    41        243         55        150         69         116
    42        236         56        146         70         115
    43        229         57        142         71         113
    44        222         58        138         72         111
    45        215         59        134         73         109
    46        209         60        130         74         107
    47        203         61        128       75-90        105
    48        197         62        126         91         104
    49        191         63        124         92         103
    50        185         64        122         93         102
    51        178         65        120         94         101
    52        171         66        119         95         0
    53        164         67        118

     Several factors that may influence the premium limit under the Guideline Premium/ Cash Value Corridor Test include: the current and past face amounts of the policy, the policy year, the age at policy issue, the age at any face amount change, and underwriting class of the insured as well as the charges under policy. You may call us at (800) 843-8358, during our normal business hours of 8:00 a.m. to 4:45 p.m., Central time, if you would like us to calculate the maximum premium you may pay under your policy for this test. If you pay up to the maximum premium amount your policy may be qualified as a modified endowment contract. (See "Federal Tax Status.")

CHANGE IN FACE AMOUNT
     Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a policy. A written request must be sent directly to us for a change in the face amount. A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See "Charges.") In addition, a change in the face amount of a policy may result in a material change in the policy that may cause it to become a modified endowment contract. More information on this subject and possible federal income tax consequences of this result is provided under the heading "Federal Tax Status."

INCREASES If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.
     With respect to premiums allocated to an increase, the owner will have the same "free look," conversion, and refund rights with respect to an increase as with the initial purchase of the owner's policy. (See "Free Look.")

DECREASES Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specification page which is attached to the owner's policy. Generally, this amount will be at least $10,000. If, following a decrease in face amount, the policy would not comply with the maximum premium limitations required by federal tax law (see "Federal Tax Status"), the decrease may be limited or the account value may be returned to the owner (at the owner's election), to the extent necessary to meet these requirements.

PAYMENT OF DEATH BENEFIT PROCEEDS
     The amount payable as death proceeds upon the insured's death will be the death benefit under the option elected by the group sponsor. The death benefit proceeds will also include any amounts payable under any riders.
     If a rider permitting the accelerated payment of death benefit proceeds has been added to the policy, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon death of the insured. (See "Additional Benefits.")
     Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured's death. Payment may, however, be postponed in certain circumstances. (See "Postponement of Payments.") Under Option A death benefit, interest will be paid on the death benefit from the date of the insured's death until the date of payment. Under Option B death benefit, interest will be paid on the face amount of insurance from the date of the insured's death until the date of payment. The account value will remain as invested in the guaranteed account and/or separate account until the date of payment; therefore, the account value may increase or decrease in value from the date of the insured's death to the date of the payment of death benefit proceeds. Interest will also be paid on any charges taken under the policy since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent.
     Death benefit proceeds will be paid to the surviving beneficiary specified on the application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement described below.
     When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See "Settlement Options.")
     An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

ACCOUNT VALUES
     The policy provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the policy. The owner may borrow against the policy's loan value and may surrender the policy in whole or in part. The owner may also transfer the net cash value between the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.
     We will send the owner a report each year as of the policy anniversary advising the owner of the policy's account values, the face amount and the death benefit as of the date of the report. It will also summarize policy transactions during the year, including premiums paid and their allocation, policy charges, policy loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner's request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.
     Also, upon request made to us at our home office, we will provide information on the account value of a policy to the owner. Such requests may be in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone or other electronic means is provided under the heading "Transfers".

DETERMINATION OF THE GUARANTEED ACCOUNT VALUE The guaranteed account value is the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see "General Matters Relating to the Policy" for a detailed discussion), loan repayments, policy loan interest credits and transfers into the guaranteed account. This amount will be reduced by any policy loans, loan interest charged, partial surrenders, transfers into the sub-accounts of the separate account and charges assessed against the owner's guaranteed account value. Interest is credited on the guaranteed account value of the policy at a rate of not less than the minimum guaranteed annual rate, compounded annually. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent. We guarantee the minimum rate for the life of the policy without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner's guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.

DETERMINATION OF THE SEPARATE ACCOUNT VALUE The policy's separate account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a policy by the current sub-account unit value. A unit is a measure of a policy's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner's premium at our home office.
     Once determined, the number of units credited to the owner's policy will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent net premiums, lump sum net premiums, experience credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, policy experience credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner's policy will be decreased by policy charges to the sub-account, policy loans and loan interest charged, transfers from that sub-account and partial surrenders from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, policy loans and loan interest charged, transfers from that sub-account and partial surrenders from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a policy surrender.

UNIT VALUE The unit value of a sub-account will be determined on each valuation date. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

NET INVESTMENT FACTOR The net investment factor for a valuation period is the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this policy which is assessed at the annual rate stated on the specifications page of the policy against the average daily net assets of each sub-account of the separate account. The gross investment rate is equal to:
(1) the net asset value per share of a share held by the Fund in the sub-account of the separate account determined at the end of the current valuation period; plus
(2) the per share amount of any dividend or capital gains distribution by the Fund if the "ex-dividend" date occurs during the current valuation period; with the sum divided by
(3) the net asset value per share of the share of the Fund held in the sub-account determined at the end of the preceding valuation period.

DAILY VALUES We determine the value of the units in each sub-account on each day on which the portfolios of the Fund are valued. The net asset value of the Fund's shares is computed once daily, and, in the case of the

Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. Central time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of the Fund Portfolio securities will not materially affect the current net asset value of such Fund's shares, (ii) days during which no shares of the Fund are tendered for redemption and no order to purchase or sell such Fund's shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading.
     Although the account value for each policy is determinable on a daily basis, we update our records to reflect that value on each monthly anniversary. We also make policy value determinations as of the date of the insured's death and on a policy adjustment, surrender, or lapse. When the policy value is determined, we will assess and update to the date of the transaction those charges made against the owner's account value, namely the administration charge and the cost of insurance charge. Increases or decreases in policy values will not be uniform for all policies but will be affected by policy transaction activity, cost of insurance charges and the existence of policy loans.
     To illustrate the operation of the policy under various assumptions, we have prepared several tables, along with additional explanatory text, that may be of assistance. For these tables, please see Appendix A, "Illustrations of Account Values and Death Benefits."

POLICY LOANS
     The owner may borrow from us using only the policy as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where (a) is 90 percent of the owner's account value and (b) is any outstanding policy loans plus accrued policy loan interest charged. A loan taken from, or secured by a policy, may have federal income tax consequences. (See "Federal Tax Status.") The maximum loan amount is determined as of the date we receive the owner's request for a loan.
     Any policy loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner's request, we will send the owner a loan request form for his or her signature. Loans may be requested in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone or other electronic means is provided under the heading "Transfers".
     When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the policy loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to each other and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner's separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner's loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A policy loan has no immediate effect on the owner's account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.
     If a policy enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the policy in force. We will give the owner notice of our intent to terminate the policy and the loan repayment required to keep it in force. The time for repayment will be within 61 days after our mailing of the notice.

POLICY LOAN INTEREST The interest rate on a policy loan will be 8 percent per year. Interest charged will be based on a daily rate, which if compounded for the number of calendar days in the year will equal 8 percent annually, and compounded for the number of days since loan interest charges were last updated.
     The outstanding loan balance will increase as the interest charged on the policy loan accrues. The net cash value will decrease as the outstanding loan balance increases. Interest is due at the end of the policy month. If the owner does not pay in cash the interest accrued at the end of the policy month, this unpaid interest will be added to the amount of the policy loan. The new loan will be subject to the same rate of interest as the loan in effect.
     Interest is also credited to the amount of the policy loan in the loan account value. Interest credits on a policy loan shall be at a rate which is not less than 6 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 6 percent annually, and compounded for the number of days since loan interest charges were last updated.

POLICY LOAN REPAYMENTS If the owner's policy is in force, the owner's loan can be repaid in part or in full at any time before the insured's death. The owner's loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the policy. Any loan repayment must be at least $100 unless the balance due is less than $100.
     Loan repayments may only be allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the policy on such transfers. Loan repayments reduce the owner's outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior policy month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.
     A policy loan, whether or not it is repaid, will have a permanent effect on the account value because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made. For an example of the effect of a policy loan on a policy and its death benefit, please see Appendix B, "Policy Loan Example."

SURRENDER AND PARTIAL SURRENDER
     The owner may also request a surrender or a partial surrender of the policy at any time while the insured is living. To make a surrender, the owner sends us a written request for its surrender. The owner is then paid the net cash value of the policy, computed as of the end of the valuation period during which we receive the surrender request at our home office. That payment can be in cash or, at the option of the owner, can be applied on a settlement option. A surrender or partial surrender may have federal income tax consequences. (See "Federal Tax Status.")
     A partial surrender of the net cash value of the policy is also permitted in any amount equal to at least the minimum established for policies under the group-sponsored insurance program. The minimum will never exceed $500.
     The amount of the partial surrender cannot exceed the maximum established for policies under the group-sponsored insurance program. The maximum will be either:
(1) (a) minus (b), where (a) is 90 percent of the account value and (b) is any outstanding policy loans plus accrued policy loan interest charged; or
(2) 100% of the net cash value.
     The maximum will be identified in the policy.
     We reserve the right to limit the number of partial surrenders to one per policy month. A partial surrender will cause a decrease in the face amount equal to the amount surrendered if the policy has a level death benefit (Option A). A partial surrender has no effect on the face amount of an Option B death benefit. However, since the account value is reduced by the amount of the partial surrender, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.
     On a partial surrender, the owner may designate the sub-accounts of the separate account from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, partial surrenders will be deducted from the guaranteed account value and separate account value in the same proportion that those values bear to each other and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value. We will tell the owner, on request, what amounts are available for a partial surrender under the policy.
     A transaction charge will be assessed against the net cash value in connection with a partial surrender for policies under some group-sponsored insurance programs. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to each other and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.
     Payment of a surrender or partial surrender will be made as soon as possible, but not later than seven days after our receipt of the owner's written request for surrender. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the policy.

TRANSFERS
     The policy allows for transfers of the net cash value among the available sub-accounts of the separate account, and from the guaranteed account to the sub-accounts. Transfers of the net cash value from the sub-accounts to the guaranteed account are available for policies that allow for premium allocations to the guaranteed account. Transfers may be requested in writing, by telephone or through any other method made available by us under the group-sponsored insurance program.
     There are restrictions to such transfers. The amount to be transferred to or from a sub-account or the guaranteed account must be at least $250. If the balance is less than $250, the entire sub-account value or the guaranteed account value must be transferred. If a transfer would reduce the sub-account value from which the transfer is to be made to less than $250, we reserve the right to include that remaining sub-account value in the amount transferred. We also reserve the right to limit the number of transfers to one per policy month.
     There are additional restrictions to transfers involving the guaranteed account. For group-sponsored insurance programs where the policies do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.
     The following restrictions apply to group-sponsored insurance programs where the guaranteed account is available for premium allocations, to group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs). The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts is limited to 20 percent (or $250 if greater) of the guaranteed account balance. Transfers to or from the guaranteed account are limited to one such transfer per policy year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us postmarked in the 30-day period before or after the last day of the policy anniversary. Requests for such transfers which meet these conditions would be effective after we approve them at our home office.
     For transfers from the sub-accounts of the separate account, we will credit and cancel units on the basis of sub-account unit values as of the end of the valuation period during which the owner's request is received at our home office. Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is approved at our home office.
     From time to time the separate account may receive a transfer request that Minnesota Life regards as disruptive to the efficient management of the sub-accounts of the separate account. This could be because of the timing of the request and the availability of settlement proceeds in federal funds in the underlying portfolio of the Fund, the size of the transfer amount involved or the trading history of the investor.
     A transfer or exchange from one
sub-account to another is generally treated as a simultaneous sale of units currently held and the purchase of units where a new investment is desired. In the event that cumulative redemptions from a sub-account on a given day equal or exceed $5,000,000, and if the investment adviser of the underlying portfolio of the fund determines that selling securities to satisfy the redemptions could be harmful to the fund, some requested transfers or exchanges may be denied. In addition, any transfer request or requests affecting a particular sub-account which, individually or collectively with other transfer requests submitted by the owner of multiple individual policies or by the owners of certificates under a single group contract for that sub-account on a given day, equal or exceed $5,000,000 may be denied unless all such transfer requests are received by 12:00 p.m. Central time. In these events, the order of such redemptions from the fund will be as follows: all automatic exchanges (for example, dollar cost averaging), written transfer and exchange requests, faxed transfer and exchange requests, and electronic transfer and exchange requests (including telephone requests). Transfer and exchange requests will be processed in the order of receipt within their respective category. In no event will there be any limitation on redemptions in connection with surrenders, partial surrenders or loans. The owner will be notified when these limitations are imposed on a transfer request.
     In the event of disruptive circumstances which don't result in the denial of a request as outlined above, the size or timing of the transfer may make it impossible for the exchange to occur on the same day. In that event, the request for exchange will be treated as a request for a transfer of units on the date of the receipt of the request. The price of the new units will also be calculated on that day and that determination will be used as the basis for determining the number of units outstanding in the sub-account. However, the transfer of the redemption proceeds and the purchase of units, and shares in the new portfolio, will be accomplished only when federal funds are received from the sale to allow the purchase and sale without disruption. Should the transfer not be completed because of non-payment, Minnesota Life will reimburse the separate account for any decline in the price of the units to the time of the cancellation. Similarly, any fees or disbursements resulting from any legal action because of the non-payment will similarly be the liability of Minnesota Life. The owner will be notified when this limitation is imposed on a transfer request.
     A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10, may be imposed in the future.
     The owner's instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at (800) 843-8358 during our normal business hours of 8:00 a.m. to 4:45 p.m., Central time. Owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission. Our FAX number is (651) 665-4827. We may make other electronic transfer capabilities available to policy owners under some group-sponsored programs. We will employ reasonable procedures to satisfy ourselves that instructions received from policy owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require policy owners to identify themselves in electronic transactions through policy numbers or such other information as we may deem to be reasonable. We record electronic transfer instructions and we provide the policy owners with a written confirmation of the electronic transfers.
     Transfers made pursuant to a telephone call or other electronic means are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone or other electronic transfer due to a heavy volume of network usage. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt an electronic redemption. We reserve the right to restrict the frequency of - or otherwise modify, condition, terminate or impose charges upon - electronic transfer privileges. For more information on electronic transfers, contact us.
     Although we currently intend to continue to permit transfers in the foreseeable future, the policy provides that we may modify the transfer privilege, by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion.

DOLLAR COST AVERAGING
     We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the Series Fund Money Market sub-account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high. Dollar cost averaging does not guarantee profits, nor does it assure that a policy will not have losses.
     To elect dollar cost averaging the owner must have at least $3,000 in the Series Fund Money Market sub-account. The automatic transfer amount from the Series Fund Money Market sub-account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.
     A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the Series Fund Money Market sub-account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.
     An owner may instruct us at any time to terminate the dollar cost averaging election by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The amount from which transfers were being made will remain in the Series Fund Money Market sub-account unless a transfer request is made.

FREE LOOK
     It is important to us that the owner is satisfied with the policy after it is issued. If the owner is not satisfied with it, the owner may return the policy to us within 10 days after the owner receives it. If the policy is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid.
     A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new policy specifications page for the increase.
     Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made, we will increase the policy's account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

CONVERSION RIGHT TO AN INDIVIDUAL POLICY
     If life insurance provided under the group contract is not continued upon termination of the insured's eligibility under the group contract, or if the group contract terminates or is amended so as to terminate the insurance, the owner may convert the insurance under the group contract to an individual policy of life insurance with us subject to the following:
(1) The owner's written application to convert to an individual policy and the first premium for the individual policy must be received in our home office within 31 days of the date the owner's insurance terminates under the group contract.
(2) The owner may convert all or a part of the group insurance in effect on the date that the owner's coverage terminated to any individual life insurance policy we offer, except a policy of term insurance. We will issue the individual policy on the policy forms we then use for the plan of insurance the owner has requested. The premium charge for this insurance will be based upon the insured's age as of his or her nearest birthday.
(3) If the insured should die within 31 days of the date that the group contract terminates, the full amount of insurance that could have been converted under this policy will be paid.
     In the case of the termination of the group contract, we may require that an insured under a certificate issued under the group contract be so insured for at least five years prior to the termination date in order to qualify for the above conversion privilege.

CONTINUATION OF GROUP COVERAGE
     If the insured's eligibility under a group contract ends, the owner's current group coverage may continue unless the certificate is no longer in force or the limitations below are true as of the date eligibility ends:
(1) The group contract has terminated; or
(2) The owner has less than the required minimum in his or her net cash value after deduction of charges for the month in which eligibility ends. The required minimum will vary based on the group-sponsored program under which the policy is issued. The minimum will never be higher than $250.
     The insurance amount will not change unless the owner requests a change. We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to policies under the group contract that have not been continued under this provision.
     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

CHARGES
     Charges will be deducted in connection with the policies to compensate us for providing the insurance benefits set forth in the policies, administering the policies, incurring expenses in distributing the policies and assuming certain risks in connection with the policies. Charges will vary based on the group-sponsored insurance program under which the policy is issued. We will determine charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. These charges for policies under a group-sponsored insurance program are shown on the specifications page of the policy. There are also advisory fees and expenses which are assessed against the asset value of each of the portfolios of the Fund.

PREMIUM EXPENSE CHARGES
     The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the policy's net cash value.

SALES CHARGE We may deduct a sales charge from each premium paid under the policy. Sales charges vary based on the group-sponsored insurance program under which the policy is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another policy. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).
     The amount of the sales charge in any policy year cannot be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the mortality and expense risk charge or the cost of insurance charge.

PREMIUM TAX CHARGE We will deduct a percentage of premium charge, not to exceed 4 percent of each premium received for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the policy is issued. This charge is to compensate us for our payment of premium taxes that are imposed by various states and local jurisdictions. The state and/or jurisdiction in which a policy is issued may impose taxes that are higher or lower than the charge deducted under the policy. Accordingly, the charge for the policy may be higher or lower than the premium taxes actually imposed on the policy. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another policy.

FEDERAL TAX CHARGE Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain policy acquisition expenses rather than currently deducting such expenses. This has resulted in an additional corporate income tax liability for insurance companies. For policies deemed to be group policies for purposes of OBRA, we make a charge against each premium payment to compensate us for the additional corporate taxes we pay for these policies. For group-sponsored programs implemented prior to April 1, 2000, the charge will not exceed 0.25 percent of premium. For group-sponsored programs implemented on or after April 1, 2000, the charge will not exceed 0.35 percent of premium. OBRA imposes a higher policy acquisition expense to be capitalized on policies deemed to be individual contracts under OBRA which results in significantly higher corporate income tax liability for those deemed individual contracts. Thus, under policies deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. We may waive the federal tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another policy.

ACCOUNT VALUE CHARGES
     The premium expense charges described above will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the policy's net cash value. The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value charges, the policy will lapse unless sufficient payment is received within the grace period.

MONTHLY DEDUCTION The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the policy is issued. As of the policy date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner's policy to cover certain charges and expenses incurred in connection with the policy. The monthly deduction will be the sum of the applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly deduction will be assessed against the guaranteed account value and the separate account value in the same proportion that those values bear to each other and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the policy.
     We may deduct an ADMINISTRATION CHARGE from the net cash value of the policy each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the policies. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining policy records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the policies or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, the expected average policy size, and the features to be included in policies under the group-sponsored insurance program. This charge is not designed to produce a profit.
     The monthly COST OF INSURANCE will be calculated by multiplying the applicable cost of insurance rate based on the insured's attained age and rate class by the net amount at risk for each policy month. The net amount at risk for a policy month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the policy or by changes in the account value.
     The cost of insurance rates are generally determined at the beginning of each policy year, although changes may be made at other times if warranted due to a change in the underlying characteristics of the group, changes in benefits included in policies under the group-sponsored insurance program, experience of the group, changes in the expense structure, or a combination of these factors.
     Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other policy charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.
     Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group sponsor will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.
     The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the policy. These guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Table"). The guaranteed rates are higher than 100 percent of the 1980 CSO Table because we may use a simplified underwriting approach and may issue policies that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 1980 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 1980 CSO Table.)

PARTIAL SURRENDER TRANSACTION CHARGE For policies under some group-sponsored insurance programs, a transaction charge will be assessed against the net cash value for each partial surrender to cover the administrative costs incurred in processing the partial surrender. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction. This charge is not designed to produce a profit.

TRANSFER CHARGE There is currently no charge assessed on transfers of net cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

SEPARATE ACCOUNT CHARGES
     We assess a MORTALITY AND EXPENSE RISK CHARGE directly against the separate account assets. This charge will vary based on the group-sponsored insurance program under which the policy is issued. The annual rate will not exceed .50 percent of the average daily assets of the separate account. The mortality and expense risk charge compensates us for assuming the risk that the cost of insurance and other charges will be insufficient to cover the actual mortality experience and other costs in connection with the policies.
     Differences in the mortality and expense risk charge rates applicable to different group-sponsored insurance programs will be determined by us based on differences in the levels of mortality and expense risk under those contracts. Differences in mortality and expense risk arise principally from the fact that:
(1) the factors used to determine cost of insurance and administration charges are more uncertain for some group-sponsored insurance programs than for others; and (2) our ability to recover any unexpected mortality and administration costs will also vary from group-sponsored insurance program to group-sponsored insurance program, depending on the charges established for policies issued under the group-sponsored insurance program, and on other financial factors.
     We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the policies, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for state premium taxes and federal taxes. No such charge or provision is made at the present time.

FUND CHARGES
     Shares of the Fund are purchased for the separate account at their net asset value, which reflects advisory fees (also known as management fees) and expenses which are assessed against the net asset value of each of the portfolios of the Fund.
     Advantus Capital Management, Inc. ("Advantus Capital"), acts as the investment adviser to the Series Fund. Advantus Capital is a wholly-owned subsidiary of Minnesota Life. For more information about the Series Fund, see the prospectus of Advantus Series Fund, Inc. which accompanies this prospectus.

GUARANTEE OF CERTAIN CHARGES
     We guarantee and will not increase the following charges for policies under a group-sponsored insurance program: (1) the maximum sales charge; (2) the maximum premium tax charge; (3) the federal tax charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition cost); (4) the maximum cost of insurance charge; (5) the maximum administration charge; (6) the maximum partial surrender transaction charge; (7) the maximum transfer charge; and (8) the maximum separate account charge for mortality and expense risk.

ADDITIONAL BENEFITS
     Subject to certain requirements, one or more of the following additional insurance benefits may be added to the policy by rider. However, some group contracts may not offer each of the additional benefits described below. Certain riders may not be available in all states. The descriptions below are intended to be general; the terms of the policy riders providing the additional benefits may vary from state to state, and the policy should be consulted. New benefit riders which are subsequently developed may be offered under some group-sponsored programs, and the terms of the riders will be identified in the policy. The cost of any additional insurance benefits will be deducted as part of the monthly deduction.

ACCELERATED BENEFITS AGREEMENT Provides for the accelerated payment of all or a portion of the death benefit proceeds if the insured is terminally ill, subject to the minimums and maximums specified in the agreement. Eligibility requirements and conditions for payment of accelerated benefits are also described in the agreement. The amount of accelerated benefits payable is calculated by multiplying the death benefit by an accelerated benefit factor defined in the Agreement. Accelerated benefits will be paid to the owner unless the owner validly assigns them otherwise. The receipt of benefits under the agreement may have tax consequences and the owner should seek assistance from a tax adviser.

WAIVER AGREEMENT Provides for the waiver of the monthly deductions while the insured is totally disabled, subject to certain limitations described in the rider agreement. The insured must have become disabled before the age specified in the rider.

ACCIDENTAL DEATH AND DISMEMBERMENT Provides additional insurance if the insured dies or becomes dismembered as a result of an accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in the policy will be paid upon receipt of proof by us that the death or dismemberment resulted directly from accidental injury and independently of all other causes. The death or dismemberment must occur within the time frames specified in the rider.
CHILDREN'S RIDER Provides for term insurance on the insured's children, as specified in the rider. To be eligible for the insurance, the child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the owner of the policy to which the rider is attached.

SPOUSE AND CHILD RIDER Provides for term insurance on the insured's spouse and children, as specified in the rider. To be eligible for the insurance, spouse and children must meet the eligibility requirements indicated in the rider. Under terms of the rider, the death benefit will be payable to the owner of the policy to which the rider is attached.

POLICYHOLDER CONTRIBUTION RIDER Allows the contractholder to pay for all or a portion of the monthly charges under the policy without affecting the account value which may accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value.

GENERAL MATTERS RELATING TO THE POLICY
POSTPONEMENT OF PAYMENTS Normally, we will pay any policy proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds for a policy with an Option B death benefit, for which the account value portion of the death benefit is determined as of the date of payment, the amount of payment will be determined as of the end of the valuation period during which a request is received at our home office. However, we reserve the right to defer policy payments, including policy loans, for up to six months from the date of the owner's request, if such payments are based upon policy values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a loan payment for more than 31 days, we will pay the owner interest for the period that payment is postponed at the greater of the minimum guaranteed annual rate or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent. For payments based on policy values which do depend on the investment performance of the separate account, we may defer payment only: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.

THE POLICY The policy, the attached application, endorsements, any application for an increase in face amount and any application for reinstatement constitute the entire contract between the owner and us. Apart from the rights and benefits described in the policy and incorporated by reference into the group contract, the owner has no rights under the group contract. All statements made by the owner or insured in the application are considered representations and not warranties, except in the case of fraud. Only statements in the application and any supplemental applications can be used to contest a claim or the validity of the policy. Any change to the policy must be approved in writing by the President, a Vice President, Secretary or an Assistant Secretary of Minnesota Life. No agent has the authority to alter or modify any of the terms, conditions or agreements of the policy or to waive any of its provisions.

CONTROL OF POLICY The insured will be considered the owner of the policy unless another person is shown as the owner in the application. Ownership may be changed, however, by assigning the policy as described below. The owner is entitled to all rights provided by the policy, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the policy. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner's interest will go to his or her estate unless otherwise provided.

BENEFICIARY The owner may name one or more beneficiaries on the application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary's consent. This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the policy.
     If a beneficiary dies before the insured, that beneficiary's interest in the policy ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the following order of priority:
(1) The insured's lawful spouse, if living; otherwise
(2) The personal representative of the insured's estate.

CHANGE OF BENEFICIARY If the owner has reserved the right to change the beneficiary, the owner can file a written request with us to change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner's written request will not be effective until it is recorded in our home office records. After it has been so recorded, it will take effect as of the date the owner signed the request.
     However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner's request was so recorded.

SETTLEMENT OPTIONS The death benefit proceeds of a policy will be payable if we receive due proof satisfactory to us of the insured's death while it is in force. The proceeds will be paid from our home office and in a single sum unless a settlement option has been selected.
     We will pay interest on the face amount of single sum death proceeds from the date of the insured's death until the date of payment at any annual rate to be determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent. Death benefits proceeds arising from the account value, as under Option B, will continue to reflect the separate account experience until the time of payment of those amounts.
     The proceeds of a policy may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the policy's settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured's death. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right.
     Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.

(1) INTEREST PAYMENTS This option will provide payment of interest on the proceeds at such times and for a period that is agreeable to the person electing the settlement option and us. Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.

(2) FIXED PERIOD ANNUITY This is an annuity payable in monthly installments for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.

(3) LIFE ANNUITY This is an annuity payable monthly during the lifetime of the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

(4) PAYMENTS OF A SPECIFIED AMOUNT This is an annuity payable in a specified amount until the proceeds and interest are fully paid.
     The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2001, the minimum guaranteed annual rate is 4 percent. For group-sponsored programs implemented on or after May 1, 2001, the minimum guaranteed annual rate is 3 percent. Additional interest earnings, if any, on deposits under a settlement option will be payable as determined by us.

POLICY CHANGES We reserve the right to limit the number of policy changes to one per policy year and to restrict such changes in the first policy year. For this purpose, changes include increases or decreases in face amount. No change will be permitted that would result in the death benefit under a policy being included in gross income due to not satisfying the requirements of Section 7702 of the Internal Revenue Code or any applicable successor provision.

CONFORMITY WITH STATUTES If any provision in a policy is in conflict with the laws of the state governing the policy, the provision will be deemed to be amended to conform to such laws.

CLAIMS OF CREDITORS To the extent permitted by law, neither the policy nor any payment thereunder will be subject to the claims of creditors or to any legal process.

INCONTESTABILITY After a policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the insurance for any loss that is incurred more than two years after the policy date, unless the net cash value has dropped below the amount necessary to pay the insured's cost of insurance on the insured's life. However, if there has been an increase in the amount of insurance for which we required evidence of insurability, then, to the extent of the increase, any loss which occurs within two years of the effective date of the increase will be contestable. We may elect to waive our right to contest the insurance for any loss that is incurred within two years after the policy issue date where the policy replaces existing coverage.

ASSIGNMENT The policy may be assigned. However, we will not be bound by any assignment unless it is in writing and filed at our home office in St. Paul, Minnesota, and we send the owner an acknowledged copy. We assume no responsibility for the validity or effect of any assignment of the policy or of any interest in it. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment. A valid assignment will take precedence over any claim of a beneficiary.

SUICIDE If the insured, whether sane or insane, dies by suicide, within two years of the original policy date, our liability will be limited to an amount equal to the premiums paid for the policy. If there has been a face amount increase for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the increase, our liability with respect to the increase will be limited to an amount equal to the premiums paid for that increase.
     If the insured is a Missouri citizen when the policy is issued, this provision does not apply on the issue date of the policy, or on the effective date of any increase in face amount, unless the insured intended suicide when the policy, or any increase in face amount, was applied for.
     If the insured is a citizen of Colorado or North Dakota, the duration of this suicide provision is for one year instead of two.

MISSTATEMENT OF AGE If the age of the insured has been misstated, the death benefit and account value will be adjusted. The adjustment will be the difference between two amounts accumulated with interest. These two amounts are:
(1) the monthly cost of insurance charges that were paid; and
(2) the monthly cost of insurance charges that should have been paid based on the insured's correct age.
     The interest rates used are the rates that were used in accumulating guaranteed account values for that time period.

EXPERIENCE CREDITS Each year we will determine if this policy will receive an experience credit. Experience credits, if received, may be added to the owner's account value or, if the owner elects, they may be paid in cash. Experience credits will vary based on the terms, claims experience and cost of insurance for the group-sponsored insurance program under which the policy is issued. We will determine experience credits pursuant to our established actuarial procedures. We do not expect any experience credits will be declared.
     An experience credit applied to the account value will be allocated to the guaranteed account or to the sub-accounts of the separate account in accordance with the owner's current instructions for the allocation of net premiums. In the absence of such instructions, experience credits will be allocated to the guaranteed account value and separate account value in the same proportion that those account values bear to each other and, as to the account value in the separate account, to each sub-account in the proportion that the sub-account value bears to the separate account value.

REPORTS Each year we will send the owner a report. This report will show the policy's status on the policy anniversary. It will include the account value, the face amount and the death benefit as of the date of the report. It will also show the premiums paid during the year, policy loan activity and the policy value. The report will be sent to the owner without cost. The report will be as of a date within two months of its mailing.

GENERAL PROVISIONS OF THE GROUP CONTRACT

ISSUANCE The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Minnesota Life at our home office.

TERMINATION The contractholder may terminate a group contract by giving us 31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days' notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations where, in the absence of fraud or the non-payment of premiums, during any twelve month period, the aggregate specified face amount for all policies under the group contract or the number of policies under a group contract decrease by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, policies may be allowed to convert to individual coverage as described under the heading "Conversion Right to an Individual Policy."
     Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

RIGHT TO EXAMINE GROUP CONTRACT The contractholder may terminate the group contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.

ENTIRE GROUP CONTRACT The group contract, the attached copy of the contractholder's application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any.

OWNERSHIP OF GROUP CONTRACT The contractholder owns the group contract. The group contract may be changed or amended by agreement between us and the contractholder without the consent of, or notice to, any person claiming rights or benefits under the group contract. However, unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates.

                                                                   OTHER MATTERS

FEDERAL TAX STATUS
     This discussion of federal income taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. We have not attempted to consider any applicable state or other tax laws. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service.
     We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account's activities. The separate account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.
     Under Section 7702 of the Code, life insurance contracts such as the policies will be treated as life insurance if certain tests are met. There is limited guidance on how these tests are to be applied.
     However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we generally believe that a policy issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a policy issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a policy would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a policy does not satisfy Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a policy to comply with Section 7702.
     In certain circumstances, owners of variable life insurance contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the policies, such as the flexibility to allocate premiums and policy account values, have not been explicitly addressed in published rulings. While we believe that the policy does not give you investment control over the separate account assets, we reserve the right to modify the policy as necessary to prevent you from being treated as the owner of the separate account assets supporting the policy.
     In addition, the Code requires that the investments of the Variable Universal Life Account be "adequately diversified" in order to treat the policy as a life insurance contract for federal income tax purposes. We intend that the Variable Universal Life Account, through the Fund and the portfolios, will satisfy these diversification requirements.
     The following discussion assumes that the policy will qualify as a life insurance contract for federal income tax purposes.
     On the death of the insured, the death benefit provided by the policies will be excludable from the gross income of the beneficiary under Section 101(a) of the Code. The owner is not currently taxed on any part of his or her interest until the owner actually receives cash from the policy. However, taxability may also be determined by the individual's contributions to the policy and prior policy activity. We also believe that policy loans will be treated as indebtedness and will not be currently taxable as income to the policy owner so long as your policy is not a modified endowment contract as described below. However, a surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the policy. An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued and that results in a cash distribution to the owner in order for the policy to continue complying with the
Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in Section 7702.
     It should be noted, however, that the tax treatment described above is not available for policies characterized as a modified endowment contract. In general, policies with high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that cumulative premiums paid on a life insurance policy during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life policy. If those cumulative premiums exceed the seven-pay life premiums, the policy is a modified endowment contract.
     Modified endowment contracts would still be treated as life insurance with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value would not be taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract would be subject to the same tax treatment as the same amounts received under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the policy). This annuity tax treatment includes the 10 percent additional income tax which would be imposed on the portion of any distribution that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, or is attributable to the policy owner becoming disabled, or as part of a series of substantially equal periodic payments for the life of the policy owner or the joint lives of the policy owner and beneficiary.
     The modified endowment contract rules apply to all policies entered into on or after June 21, 1988. It should be noted, in addition, that a policy which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. Appropriate adjustments shall be made in determining whether such a policy meets the seven-pay test by taking into account the previously existing cash surrender value. While certain adjustments described herein may result in a material change, the law provides that any cost of living increase described in the regulations and based upon an established broad-based index will not be treated as a material change if any increase is funded ratably over the remaining period during which premiums are required to be paid under the policy. To date, no regulations under this provision have been issued. Certain reductions in benefits may also cause a policy to become a modified endowment contract.
     Due to the policy's flexibility, classification of a policy as a modified endowment contract will depend upon the circumstances of each policy. Accordingly, a prospective policy owner should contact a tax adviser before purchasing a policy to determine the circumstances under which the policy would be a modified endowment contract. An owner should contact a tax adviser before paying any lump sum premiums or making any other change to, including an exchange of, a policy to determine whether that premium or change would cause the policy (or the new policy in the case of an exchange) to be treated as a modified endowment contract.
     All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance policy received in exchange for a modified endowment contract will also be treated as a modified endowment contract.
     Generally, interest paid on any loan under a life insurance contract is not deductible. An owner should consult a competent tax adviser before deducting any loan interest. In addition, default of any loan under the policy may result in taxable income and/or tax penalties.
     The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement. Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance. The IRS has recently issued guidance on split dollar insurance plans. A tax adviser should be consulted with respect to this new guidance if you have purchased or are considering the purchase of a policy for a split dollar insurance plan. There may also be an indirect tax upon the income in the policy or the proceeds of a policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.
     Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of policy proceeds depend upon the circumstances of each policy owner or beneficiary. A competent tax adviser should be consulted for further information.
     It should be understood that the foregoing description of the federal income tax consequences under the policies is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, any person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy may want to consult a tax adviser.
     At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.

DIRECTORS AND PRINCIPAL OFFICERS OF MINNESOTA LIFE

        Directors                                Principal Occupation
        ---------                                --------------------
Anthony L. Andersen          Chair-Board of Directors, H. B. Fuller Company, St. Paul,
                             Minnesota (Adhesive Products)
John F. Grundhofer           Chairman, U.S. Bancorp, Minneapolis, Minnesota (Banking)
Robert E. Hunstad            Executive Vice President, Minnesota Life Insurance Company
Dennis E. Prohofsky          Executive Vice President, General Counsel and Secretary,
                             Minnesota Life Insurance Company
Robert L. Senkler            Chairman of the Board, President and Chief Executive
                             Officer, Minnesota Life Insurance Company
Michael E. Shannon           Retired since December 1999, prior thereto for more than
                             five years Chairman, Chief Financial and Administrative
                             Officer, Ecolab Inc., St. Paul, Minnesota (Develops and
                             Markets Cleaning and Sanitizing Products)
William N. Westhoff          Senior Vice President and Treasurer, Minnesota Life
                             Insurance Company since April 1998, prior thereto from
                             August 1994 to October 1997, Senior Vice President, Global
                             Investments, American Express Financial Corporation,
                             Minneapolis, Minnesota
Frederick T. Weyerhaeuser    Retired since April 1998, prior thereto Chairman and
                             Treasurer, Clearwater Investment Trust since May 1996, prior thereto for more than five years Chairman, Clearwater
                             Management Company, St. Paul, Minnesota (Financial
                             Management)

     Principal Officers (other than Directors)

          Name                                         Position
          ----                                         --------
John F. Bruder               Senior Vice President
Keith M. Campbell            Senior Vice President
James E. Johnson             Senior Vice President
Gregory S. Strong            Senior Vice President and Chief Financial Officer
Terrence M. Sullivan         Senior Vice President
Randy F. Wallake             Executive Vice President

     All Directors who are not also officers of Minnesota Life have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Life have been employed by us for at least five years.

VOTING RIGHTS
     We will vote the shares of the Fund held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Fund in accordance with the owner's instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Fund in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding portfolio of the Fund. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited in writing prior to the meeting in accordance with procedures established by the Fund. We will vote shares of the Fund held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from policy owners with respect to all policies participating in the separate account. Each owner having a voting interest will receive proxy material, reports and other material relating to the Fund.
     We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Fund or approve or disapprove an investment advisory contract of the Fund. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of the Fund if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of policy owners or if we determine that the change would be inconsistent with the investment objectives of the Fund or would result in the purchase of securities for the Fund which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner's next semi-annual report.

DISTRIBUTION OF POLICIES
     The policies will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Advantus Capital Management, Inc. Advantus Capital Management, Inc. is a registered investment adviser.
     Securian Financial Services, Inc., whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The policies are sold in the states where their sale is lawful. The insurance underwriting and the determination of a proposed insured's risk classification and whether to accept or reject an application for a policy is done in accordance with our rules and standards.
     Commissions to registered representatives on the sale of policies will be premium-based, asset-based or a fixed amount. Commissions for policies under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year.
     The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.
     In addition, Securian Financial or Minnesota Life will pay, based uniformly on the sales of the policies by registered representatives, credits which allow registered representatives (agents) who are responsible for sales of the policies to attend conventions and other meetings sponsored by Minnesota Life or its affiliates for the purpose of promoting the sale of insurance and/or investment products offered by Minnesota Life and its affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees, etc. The underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of 25 percent of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee.

LEGAL MATTERS
     Legal matters in connection with federal securities laws applicable to the issue and sale of the policies have been passed upon by Jones & Blouch L.L.P., 1025 Thomas Jefferson Street, N.W., Suite 410 East, Washington, D.C. 20007-5215. All other legal matters, including the right to issue such policies under Minnesota law and applicable regulations thereunder, have been passed upon by Donald F. Gruber, Assistant General Counsel of Minnesota Life.

LEGAL PROCEEDINGS
     As an insurance company, we are ordinarily involved in litigation. Minnesota Life is of the opinion that such litigation is not material with respect to the policies or the separate account.

EXPERTS
     The separate financial statements of Minnesota Life Variable Universal Life Account and the consolidated financial statements of Minnesota Life included in this prospectus have been audited by KPMG LLP, independent auditors, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the authority of said firm as experts in accounting and auditing.
     Actuarial matters included in this prospectus have been examined by Brian
C. Anderson, FSA, Associate Actuary of Minnesota Life, as stated in his opinion filed as an exhibit to the Registration Statement.

REGISTRATION STATEMENT
     We have filed a Registration Statement under the Securities Act of 1933, as amended, with the Securities and Exchange Commission with respect to the policies offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the separate account, Minnesota Life, and the policies. Statements contained in this prospectus as to the contents of policies and other legal instruments are summaries, and reference is made to such instruments as filed.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Variable Universal Life Account:

     We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Fidelity VIP High Income, Fidelity VIP Equity-Income, Fidelity VIP Contrafund, Janus Aspen Capital Appreciation and Janus Aspen International Growth Segregated Sub-Accounts of Minnesota Life Variable Universal Life Account as of December 31, 2000, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2000 were confirmed to us by the respective sub-account mutual fund or, for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Fidelity VIP High Income, Fidelity VIP Equity-Income, Fidelity VIP Contrafund, Janus Aspen Capital Appreciation and Janus Aspen International Growth Segregated Sub-Accounts of Minnesota Life Variable Universal Life Account at December 31, 2000 and the results of their operations, changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                          /s/ KPMG LLP

Minneapolis, Minnesota
February 23, 2001

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                       SEGREGATED SUB-ACCOUNTS
                                     --------------------------------------------------------------------------------------------
                                                                MONEY         ASSET        MORTGAGE       INDEX        CAPITAL
             ASSETS                    GROWTH       BOND        MARKET      ALLOCATION    SECURITIES       500       APPRECIATION
             ------                  ----------    -------    ----------    ----------    ----------    ---------    ------------
Investments in shares of Advantus
  Series Fund, Inc.:
    Growth Portfolio, 1,425,295
      shares at net asset value
      of $2.52 per share (cost
      $4,101,299)                    $3,598,294         --            --          --            --             --           --
    Bond Portfolio, 116,654
      shares at net asset value
      of $1.22 per share (cost
      $143,066)                              --    142,670            --          --            --             --           --
    Money Market Portfolio,
      44,694,475 shares at net
      asset value of $1.00 per
      share (cost $44,694,475)               --         --    44,694,475          --            --             --           --
    Asset Allocation Portfolio,
      164,349 shares at net asset
      value of $2.00 per share
      (cost $350,626)                        --         --            --     328,561            --             --           --
    Mortgage Securities
      Portfolio, 48,343 shares at
      net asset value of $1.22
      per share (cost $55,688)               --         --            --          --        58,893             --           --
    Index 500 Portfolio,
      2,186,728 shares at net
      asset value of $4.05 per
      share (cost $7,506,404)                --         --            --          --            --      8,846,625           --
    Capital Appreciation
      Portfolio, 90,751 shares at
      net asset value of $3.06
      per share (cost $276,576)              --         --            --          --            --             --      277,852
                                     ----------    -------    ----------     -------        ------      ---------      -------
                                      3,598,294    142,670    44,694,475     328,561        58,893      8,846,625      277,852
Receivable from Minnesota Life
  for policy purchase payments               76        469            --          15            --            382          118
Receivable for investments sold           9,783        508        27,787       2,050           272         30,933        2,107
                                     ----------    -------    ----------     -------        ------      ---------      -------
        Total assets                  3,608,153    143,647    44,722,262     330,626        59,165      8,877,940      280,077
                                     ----------    -------    ----------     -------        ------      ---------      -------
           LIABILITIES
---------------------------------
Payable to Minnesota Life for
  policy terminations, withdrawal
  payments and mortality and
  expense charges                         9,783        508        27,787       2,050           272         30,933        2,107
Payable for investments purchased            76        469            --          15            --            382          118
                                     ----------    -------    ----------     -------        ------      ---------      -------
        Total liabilities                 9,859        977        27,787       2,065           272         31,315        2,225
                                     ----------    -------    ----------     -------        ------      ---------      -------
NET ASSETS APPLICABLE TO POLICY
  OWNERS                             $3,598,294    142,670    44,694,475     328,561        58,893      8,846,625      277,852
                                     ==========    =======    ==========     =======        ======      =========      =======
      POLICY OWNERS' EQUITY
---------------------------------
Option 1                             $  112,471     16,537     2,656,366      40,325        20,884      5,620,635       87,601
Option 2                                306,838    126,133       162,078     288,236        38,009      1,037,436      190,251
Option 3                              3,178,985         --    41,876,031          --            --      2,188,554           --
                                     ----------    -------    ----------     -------        ------      ---------      -------
        Total Policy Owners'
          Equity                     $3,598,294    142,670    44,694,475     328,561        58,893      8,846,625      277,852
                                     ==========    =======    ==========     =======        ======      =========      =======
UNITS OUTSTANDING (Option 1)             50,531     12,370     2,064,295      21,825        14,560      2,204,420       37,006
                                     ==========    =======    ==========     =======        ======      =========      =======
UNITS OUTSTANDING (Option 2)            177,762    101,799       134,202     193,436        28,908        590,259      105,767
                                     ==========    =======    ==========     =======        ======      =========      =======
UNITS OUTSTANDING (Option 3)          3,429,320         --    36,693,497          --            --      1,339,077           --
                                     ==========    =======    ==========     =======        ======      =========      =======
NET ASSET VALUE PER UNIT (Option
  1)                                 $     2.23       1.34          1.29        1.85          1.43           2.55         2.37
                                     ==========    =======    ==========     =======        ======      =========      =======
NET ASSET VALUE PER UNIT (Option
  2)                                 $     1.73       1.24          1.21        1.49          1.31           1.76         1.80
                                     ==========    =======    ==========     =======        ======      =========      =======
NET ASSET VALUE PER UNIT (Option
  3)                                 $     0.93         --          1.14          --            --           1.63           --
                                     ==========    =======    ==========     =======        ======      =========      =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                         SEGREGATED SUB-ACCOUNTS
                                         ----------------------------------------------------------------------------------------
                                                           SMALL      MATURING      MATURING      MATURING                 SMALL
                                         INTERNATIONAL    COMPANY    GOVERNMENT    GOVERNMENT    GOVERNMENT     VALUE     COMPANY
               ASSETS                        STOCK        GROWTH     BOND 2002     BOND 2006     BOND 2010      STOCK      VALUE
               ------                    -------------    -------    ----------    ----------    ----------    -------    -------
Investments in shares of Advantus
  Series Fund, Inc.:
    International Stock Portfolio,
      154,346 shares at net asset
      value of $1.76 per share (cost
      $269,626)                            $272,027           --          --            --             --           --        --
    Small Company Growth Portfolio,
      177,160 shares at net asset
      value of $2.05 per share (cost
      $321,727)                                  --       362,668         --            --             --           --        --
    Maturing Government Bond 2002
      Portfolio, 1,233 shares at net
      asset value of $1.08 per share
      (cost $1,296)                              --           --       1,329            --             --           --        --
    Maturing Government Bond 2006
      Portfolio, 1,226 shares at net
      asset value of $1.18 per share
      (cost $1,335)                              --           --          --         1,450             --           --        --
    Maturing Government Bond 2010
      Portfolio, 17,962 shares at net
      asset value of $1.35 per share
      (cost $21,696)                             --           --          --            --         24,230           --        --
    Value Stock Portfolio, 99,425
      shares at net asset value of
      $1.67 per share (cost $170,344)            --           --          --            --             --      166,079        --
    Small Company Value Portfolio,
      33,839 shares at net asset
      value of $1.16 per share (cost
      $31,948)                                   --           --          --            --             --           --    39,211
                                           --------       -------      -----         -----         ------      -------    ------
                                            272,027       362,668      1,329         1,450         24,230      166,079    39,211
Receivable from Minnesota Life for
  policy purchase payments                       45            8          --            --             90        1,935         7
Receivable for investments sold               1,397        1,746          --            --             --          518       625
                                           --------       -------      -----         -----         ------      -------    ------
        Total assets                        273,469       364,422      1,329         1,450         24,320      168,532    39,843
                                           --------       -------      -----         -----         ------      -------    ------
             LIABILITIES
-------------------------------------
Payable to Minnesota Life for policy
  terminations, withdrawal payments
  and mortality and expense charges           1,397        1,746          --            --             --          518       625
Payable for investments purchased                45            8          --            --             90        1,935         7
                                           --------       -------      -----         -----         ------      -------    ------
        Total liabilities                     1,442        1,754          --            --             90        2,453       632
                                           --------       -------      -----         -----         ------      -------    ------
        Net assets applicable to
          policy owners                    $272,027       362,668      1,329         1,450         24,230      166,079    39,211
                                           ========       =======      =====         =====         ======      =======    ======
        POLICY OWNERS' EQUITY
-------------------------------------
Option 1                                   $ 72,688       130,299      1,329         1,450          3,326       59,194    29,504
Option 2                                    199,339       232,369         --            --         20,904      106,885     9,707
Option 3                                         --           --          --            --             --           --        --
                                           --------       -------      -----         -----         ------      -------    ------
        Total Policy Owners' Equity        $272,027       362,668      1,329         1,450         24,230      166,079    39,211
                                           ========       =======      =====         =====         ======      =======    ======
UNITS OUTSTANDING (Option 1)                 40,717       73,633       1,000         1,000          2,134       32,810    26,777
                                           ========       =======      =====         =====         ======      =======    ======
UNITS OUTSTANDING (Option 2)                138,926       164,958         --            --         17,529       92,152     8,209
                                           ========       =======      =====         =====         ======      =======    ======
UNITS OUTSTANDING (Option 3)                     --           --          --            --             --           --        --
                                           ========       =======      =====         =====         ======      =======    ======
NET ASSET VALUE PER UNIT (Option 1)        $   1.79         1.77        1.33          1.45           1.56         1.80      1.10
                                           ========       =======      =====         =====         ======      =======    ======
NET ASSET VALUE PER UNIT (Option 2)        $   1.43         1.41          --            --           1.19         1.16      1.18
                                           ========       =======      =====         =====         ======      =======    ======
NET ASSET VALUE PER UNIT (Option 3)        $     --           --          --            --             --           --        --
                                           ========       =======      =====         =====         ======      =======    ======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000

                                                                       SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------------------
                                                                                     FIDELITY VIP    FIDELITY VIP
                                    GLOBAL    INDEX 400    MACRO-CAP    MICRO-CAP        HIGH          EQUITY-       FIDELITY VIP
             ASSETS                  BOND      MID-CAP       VALUE       GROWTH         INCOME          INCOME        CONTRAFUND
             ------                 ------    ---------    ---------    ---------    ------------    ------------    ------------
Investments in shares of
  Advantus Series Fund, Inc.:
    Global Bond Portfolio, 1,453
      shares at net asset value
      of $.95 per share (cost
      $1,360)                       $1,376          --          --            --            --               --
    Index 400 Mid-Cap Portfolio,
      3,813,860 shares at net
      asset value of $1.22 per
      share (cost $4,367,730)           --    4,635,785         --            --            --               --
    Macro-Cap Value Portfolio,
      7,783 shares at net asset
      value of $1.06 per share
      (cost $8,708)                     --          --       8,276            --            --               --
    Micro-Cap Growth Portfolio,
      87,499 shares at net asset
      value of $1.75 per share
      (cost $172,867)                   --          --          --       153,157            --               --              --
Investments in shares of
  Fidelity Variable Insurance
  Products Funds:
    VIP High Income, 56,436
      shares at net asset value
      of $8.18 per share (cost
      $574,675)                         --          --          --            --       461,650               --              --
    VIP Equity Income, 46,141
      shares at net asset value
      of $25.52 per share (cost
      $1,077,978)                       --          --          --            --            --        1,177,519              --
    VIP Contrafund, 151,351
      shares at net asset value
      of $23.74 per share (cost
      $3,663,239)                       --          --          --            --            --               --       3,593,069
                                    ------    ---------      -----       -------       -------        ---------       ---------
                                     1,376    4,635,785      8,276       153,157       461,650        1,177,519       3,593,069
Receivable from Minnesota Life
  for policy purchase payments          --         967          --            16           454              126           1,081
Receivable for investments sold         68      10,106         224         1,169           344            1,438             730
                                    ------    ---------      -----       -------       -------        ---------       ---------
        Total assets                 1,444    4,646,858      8,500       154,342       462,448        1,179,083       3,594,880
                                    ------    ---------      -----       -------       -------        ---------       ---------
          LIABILITIES
Payable to Minnesota Life for
  policy terminations,
  withdrawal payments and
  mortality and expense charges         68      10,106         224         1,169           344            1,438             730
Payable for investments
  purchased                             --         967          --            16           454              126           1,081
                                    ------    ---------      -----       -------       -------        ---------       ---------
        Total liabilities               68      11,073         224         1,185           798            1,564           1,811
                                    ------    ---------      -----       -------       -------        ---------       ---------
NET ASSETS APPLICABLE TO POLICY
  OWNERS                            $1,376    4,635,785      8,276       153,157       461,650        1,177,519       3,593,069
                                    ======    =========      =====       =======       =======        =========       =========
     POLICY OWNER'S EQUITY
--------------------------------
Option 1                            $1,202      36,143       8,148        49,863        57,363          130,908         135,093
Option 2                               174     123,357         128       103,294       404,287        1,046,611       3,457,976
Option 3                                --    4,476,285         --            --            --               --              --
                                    ------    ---------      -----       -------       -------        ---------       ---------
        Total Policy Owners'
          Equity                    $1,376    4,635,785      8,276       153,157       461,650        1,177,519       3,593,069
                                    ======    =========      =====       =======       =======        =========       =========
UNITS OUTSTANDING (Option 1)         1,173      26,104       7,527        25,104        58,102           76,178          66,067
                                    ======    =========      =====       =======       =======        =========       =========
UNITS OUTSTANDING (Option 2)           163      77,800         133        49,373       437,358          657,182       1,906,928
                                    ======    =========      =====       =======       =======        =========       =========
UNITS OUTSTANDING (Option 3)            --    3,446,302         --            --            --               --              --
                                    ======    =========      =====       =======       =======        =========       =========
NET ASSET VALUE PER UNIT (Option
  1)                                $ 1.02        1.38        1.08          1.99          0.99             1.72            2.04
                                    ======    =========      =====       =======       =======        =========       =========
NET ASSET VALUE PER UNIT (Option
  2)                                $ 1.06        1.59        0.97          2.09          0.92             1.59            1.81
                                    ======    =========      =====       =======       =======        =========       =========
NET ASSET VALUE PER UNIT (Option
  3)                                $   --        1.30          --            --            --               --              --
                                    ======    =========      =====       =======       =======        =========       =========

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                   SEGREGATED SUB-ACCOUNTS
                                                                -----------------------------
                                                                JANUS ASPEN      JANUS ASPEN
                                                                  CAPITAL       INTERNATIONAL
                           ASSETS                               APPRECIATION       GROWTH
                           ------                               ------------    -------------
Investments in shares of Janus Aspen Series:
    Capital Appreciation Portfolio, 3,198 shares at net
     asset value of $26.54 per share (cost $152,351)              $84,875               --
    International Growth Portfolio, 3,832 shares at net
     asset value of $30.64 per share (cost $149,307)                   --          117,407
                                                                  -------          -------
                                                                   84,875          117,407
Receivable from Minnesota Life for policy purchase payments           174              107
Receivable for investments sold                                       303              582
                                                                  -------          -------
        Total assets                                               85,352          118,096
                                                                  -------          -------
                        LIABILITIES
                        -----------
Payable to Minnesota Life for policy terminations,
  withdrawal payments and mortality and expense charges               303              582
Payable for investments purchased                                     174              107
                                                                  -------          -------
        Total liabilities                                             477              689
                                                                  -------          -------
        Net assets applicable to policy owners                    $84,875          117,407
                                                                  =======          =======
                   POLICY OWNERS' EQUITY
                   ---------------------
Option 1                                                          $11,425            7,718
Option 2                                                           73,450          109,689
Option 3                                                               --               --
                                                                  -------          -------
        Total Policy Owners' Equity                               $84,875          117,407
                                                                  =======          =======
UNITS OUTSTANDING (Option 1)                                       15,534           11,344
                                                                  =======          =======
UNITS OUTSTANDING (Option 2)                                       94,615          149,321
                                                                  =======          =======
UNITS OUTSTANDING (Option 3)                                           --               --
                                                                  =======          =======
NET ASSET VALUE PER UNIT (Option 1)                               $  0.74             0.68
                                                                  =======          =======
NET ASSET VALUE PER UNIT (Option 2)                               $  0.78             0.73
                                                                  =======          =======
NET ASSET VALUE PER UNIT (Option 3)                               $    --               --
                                                                  =======          =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2000

                                                                      SEGREGATED SUB-ACCOUNTS
                                  -----------------------------------------------------------------------------------------------
                                                               MONEY         ASSET        MORTGAGE       INDEX         CAPITAL
                                    GROWTH         BOND        MARKET      ALLOCATION    SECURITIES       500        APPRECIATION
                                  -----------    --------    ----------    ----------    ----------    ----------    ------------
Investment income (loss):
    Investment income
      distributions from
      underlying mutual fund
      (note 4)                    $       183      11,884     2,411,496        8,636        12,324         71,540           --
    Mortality and expense
      charges (Option 1) (note
      3)                               (4,579)       (381)       (2,983)      (1,422)         (680)       (28,386)        (456)
    Mortality and expense
      charges (Option 2) (note
      3)                                 (927)       (270)         (408)        (783)          (53)        (2,744)        (573)
    Mortality and expense
      charges (Option 3) (note
      3)                                   --          --            --           --            --             --           --
                                  -----------    --------    ----------     --------      --------     ----------      -------
        Investment income
          (loss)--net                  (5,323)     11,233     2,408,105        6,431        11,591         40,410       (1,029)
                                  -----------    --------    ----------     --------      --------     ----------      -------
Realized and unrealized gains
  (losses) on
  investments--net:
    Realized gain
      distributions from
      underlying mutual fund
      (note 4)                        179,713          --            --       31,238            --        132,484       28,236
                                  -----------    --------    ----------     --------      --------     ----------      -------
    Realized gains (losses) on
      sales of investments:
        Proceeds from sales         1,293,012     112,314     1,215,918      425,792       196,710      1,064,233       85,081
        Cost of investments
          sold                       (997,502)   (115,368)   (1,215,918)    (370,351)     (196,287)      (813,656)     (73,305)
                                  -----------    --------    ----------     --------      --------     ----------      -------
                                      295,510      (3,054)           --       55,441           423        250,577       11,776
                                  -----------    --------    ----------     --------      --------     ----------      -------
        Net realized gains
          (losses) on
          investments                 475,223      (3,054)           --       86,679           423        383,061       40,012
                                  -----------    --------    ----------     --------      --------     ----------      -------
    Net change in unrealized
      appreciation or
      depreciation of
      investments                  (1,504,157)      8,487            --     (118,944)        3,433     (1,352,839)     (70,040)
                                  -----------    --------    ----------     --------      --------     ----------      -------
        Net gains (losses) on
          investments              (1,028,934)      5,433            --      (32,265)        3,856       (969,778)     (30,028)
                                  -----------    --------    ----------     --------      --------     ----------      -------
Net increase (decrease) in net
  assets resulting from
  operations                      $(1,034,257)     16,666     2,408,105      (25,834)       15,447       (929,368)     (31,057)
                                  ===========    ========    ==========     ========      ========     ==========      =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2000

                                                                         SEGREGATED SUB-ACCOUNTS
                                         ----------------------------------------------------------------------------------------
                                                           SMALL      MATURING      MATURING      MATURING                 SMALL
                                         INTERNATIONAL    COMPANY    GOVERNMENT    GOVERNMENT    GOVERNMENT     VALUE     COMPANY
                                             STOCK        GROWTH     BOND 2002     BOND 2006     BOND 2010      STOCK      VALUE
                                         -------------    -------    ----------    ----------    ----------    -------    -------
Investment income (loss):
    Investment income distributions
      from underlying mutual fund
      (note 4)                             $   5,375          --         74            82             308        1,513        121
    Mortality and expense charges
      (Option 1) (note 3)                       (662)       (722)        (6)           (7)            (15)      (1,395)      (147)
    Mortality and expense charges
      (Option 2) (note 3)                       (481)       (637)        --            --             (28)        (237)       (21)
    Mortality and expense charges
      (Option 3) (note 3)                         --          --         --            --              --           --         --
                                           ---------      -------       ---           ---          ------      -------    -------
        Investment income (loss)--net          4,232      (1,359)        68            75             265         (119)       (47)
                                           ---------      -------       ---           ---          ------      -------    -------
Realized and unrealized gains
  (losses) on investments--net:
    Realized gain distributions from
      underlying mutual fund (note 4)         27,994      24,572         --            --              23           --         --
                                           ---------      -------       ---           ---          ------      -------    -------
    Realized gains (losses) on sales
      of investments:
        Proceeds from sales                  165,264      75,486         11             7           1,508       93,756     28,592
        Cost of investments sold            (163,195)     (50,692)      (11)           (7)         (1,493)     (94,178)   (26,518)
                                           ---------      -------       ---           ---          ------      -------    -------
                                               2,069      24,794         --            --              15         (422)     2,074
                                           ---------      -------       ---           ---          ------      -------    -------
        Net realized gains (losses)
          on investments                      30,063      49,366         --            --              38         (422)     2,074
                                           ---------      -------       ---           ---          ------      -------    -------
    Net change in unrealized
      appreciation or depreciation of
      investments                            (34,841)     (92,129)       26           113           2,735       (2,379)     8,137
                                           ---------      -------       ---           ---          ------      -------    -------
        Net gains (losses) on
          investments                         (4,778)     (42,763)       26           113           2,773       (2,801)    10,211
                                           ---------      -------       ---           ---          ------      -------    -------
Net increase (decrease) in net assets
  resulting from operations                $    (546)     (44,122)       94           188           3,038       (2,920)    10,164
                                           =========      =======       ===           ===          ======      =======    =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2000

                                                                         SEGREGATED SUB-ACCOUNTS
                                        -----------------------------------------------------------------------------------------
                                        GLOBAL    INDEX 400   MACRO-CAP   MICRO-CAP   FIDELITY VIP   FIDELITY VIP    FIDELITY VIP
                                         BOND      MID-CAP      VALUE      GROWTH     HIGH INCOME    EQUITY-INCOME    CONTRAFUND
                                        -------   ---------   ---------   ---------   ------------   -------------   ------------
Investment income (loss):
    Investment income distributions
      from underlying mutual fund
      (note 4)                          $    --     43,174         35           --        10,907          6,739           1,530
    Mortality and expense charges
      (Option 1) (note 3)                    (5)      (504)       (38)        (377)         (321)          (556)           (692)
    Mortality and expense charges
      (Option 2) (note 3)                    (1)      (221)        --         (301)         (786)        (1,755)         (5,920)
    Mortality and expense charges
      (Option 3) (note 3)                    --         --         --           --            --             --              --
                                        -------   --------     ------     --------      --------       --------        --------
        Investment income (loss)--net        (6)    42,449         (3)        (678)        9,800          4,428          (5,082)
                                        -------   --------     ------     --------      --------       --------        --------
Realized and unrealized gains (losses)
  on investments--net:
    Realized gain distributions from
      underlying mutual fund (note 4)        --    497,388        104       27,309            --         25,389          55,535
                                        -------   --------     ------     --------      --------       --------        --------
    Realized gains (losses) on sales
      of investments:
        Proceeds from sales               1,966    235,109      3,649      100,711       141,890        212,713         799,876
        Cost of investments sold         (2,066)  (201,905)    (3,620)     (80,598)     (152,102)      (210,677)       (780,734)
                                        -------   --------     ------     --------      --------       --------        --------
                                           (100)    33,204         29       20,113       (10,212)         2,036          19,142
                                        -------   --------     ------     --------      --------       --------        --------
        Net realized gains (losses) on
          investments                      (100)   530,592        133       47,422       (10,212)        27,425          74,677
                                        -------   --------     ------     --------      --------       --------        --------
    Net change in unrealized
      appreciation or depreciation of
      investments                           111     38,651       (694)    (106,579)     (109,249)        71,764        (199,944)
                                        -------   --------     ------     --------      --------       --------        --------
        Net gains (losses) on
          investments                        11    569,243       (561)     (59,157)     (119,461)        99,189        (125,267)
                                        -------   --------     ------     --------      --------       --------        --------
Net increase (decrease) in net assets
  resulting from operations             $     5    611,692       (564)     (59,835)     (109,661)       103,617        (130,349)
                                        =======   ========     ======     ========      ========       ========        ========

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2000

                                                                    SEGREGATED SUB-ACCOUNTS
                                                                --------------------------------
                                                                  JANUS ASPEN       JANUS ASPEN
                                                                    CAPITAL        INTERNATIONAL
                                                                APPRECIATION(A)      GROWTH(A)
                                                                ---------------    -------------
Investment income (loss):
    Investment income distributions from underlying mutual
     fund (note 4)                                                 $    426             1,055
    Mortality and expense charges (Option 1) (note 3)                   (31)              (23)
    Mortality and expense charges (Option 2) (note 3)                   (75)             (184)
    Mortality and expense charges (Option 3) (note 3)                    --                --
                                                                   --------           -------
        Investment income (loss)--net                                   320               848
                                                                   --------           -------
Realized and unrealized gains (losses) on investments--net:
    Realized gain distributions from underlying mutual fund
     (note 4)                                                             6             2,508
                                                                   --------           -------
    Realized gains (losses) on sales of investments:
        Proceeds from sales                                           2,900             5,201
        Cost of investments sold                                     (5,388)          (15,591)
                                                                   --------           -------
                                                                     (2,488)          (10,390)
                                                                   --------           -------
        Net realized gains (losses) on investments                   (2,482)           (7,882)
                                                                   --------           -------
    Net change in unrealized appreciation or depreciation of
     investments                                                    (67,476)          (31,900)
                                                                   --------           -------
        Net gains (losses) on investments                           (69,958)          (39,782)
                                                                   --------           -------
Net increase (decrease) in net assets resulting from
  operations                                                       $(69,638)          (38,934)
                                                                   ========           =======

------------
(a) Period from February 10, 2000, commencement of operations, to December 31, 2000

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1999

                                                                        SEGREGATED SUB-ACCOUNTS
                                      -------------------------------------------------------------------------------------------
                                                                MONEY         ASSET        MORTGAGE       INDEX        CAPITAL
                                       GROWTH       BOND        MARKET      ALLOCATION    SECURITIES       500       APPRECIATION
                                      ---------    -------    ----------    ----------    ----------    ---------    ------------
Investment Income (loss):
    Investment income
      distributions from
      underlying mutual fund (note
      4)                              $   8,642      6,190     1,991,688       26,089        3,467        123,881           --
    Mortality and expense charges
      (Option 1) (note 3)                (4,344)      (289)          (24)      (1,656)        (477)       (22,206)        (264)
    Mortality and expense charges
      (Option 2) (note 3)                  (687)       (51)         (173)        (135)          (2)          (407)         (75)
    Mortality and expense charges
      (Option 3) (note 3)                    --         --            --           --           --             --           --
                                      ---------    -------    ----------     --------      -------      ---------      -------
        Investment income
          (loss)--net                     3,611      5,850     1,991,471       24,298        2,988        101,268         (339)
                                      ---------    -------    ----------     --------      -------      ---------      -------
Realized and unrealized gain
  (losses) on investments--net:
    Realized gain distributions
      from underlying mutual fund
      (note 4)                           28,722      2,491            --       29,593           --         87,329       23,572
                                      ---------    -------    ----------     --------      -------      ---------      -------
    Realized gains (losses) on
      sales of investments:
        Proceeds from sales             171,093     34,097     6,574,756      190,105       41,294        617,442       25,771
        Cost of investments sold       (144,242)   (35,448)   (6,574,756)    (170,602)     (41,637)      (450,370)     (23,876)
                                      ---------    -------    ----------     --------      -------      ---------      -------
                                         26,851     (1,351)           --       19,503         (343)       167,072        1,895
                                      ---------    -------    ----------     --------      -------      ---------      -------
        Net realized gains
          (losses) on investments        55,573      1,140            --       49,096         (343)       254,401       25,467
                                      ---------    -------    ----------     --------      -------      ---------      -------
    Net change in unrealized
      appreciation or depreciation
      of investments                    810,737    (10,301)           --       28,219         (697)     1,004,728       34,116
                                      ---------    -------    ----------     --------      -------      ---------      -------
        Net gains (losses) on
          investments                   866,310     (9,161)           --       77,315       (1,040)     1,259,129       59,583
                                      ---------    -------    ----------     --------      -------      ---------      -------
Net increase (decrease) in net
  assets resulting from operations    $ 869,921     (3,311)    1,991,471      101,613        1,948      1,360,397       59,244
                                      =========    =======    ==========     ========      =======      =========      =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1999

                                                                         SEGREGATED SUB-ACCOUNTS
                                         ----------------------------------------------------------------------------------------
                                                                      MATURING      MATURING      MATURING
                                                           SMALL     GOVERNMENT    GOVERNMENT    GOVERNMENT                SMALL
                                         INTERNATIONAL    COMPANY       BOND          BOND          BOND        VALUE     COMPANY
                                             STOCK        GROWTH        2002          2006          2010        STOCK      VALUE
                                         -------------    -------    ----------    ----------    ----------    -------    -------
Investment income (loss):
    Investment income distributions
      from underlying mutual fund
      (note 4)                             $  5,308           --         51             75           154         4,600        449
    Mortality and expense charges
      (Option 1) (note 3)                      (475)        (475)        (6)            (7)          (12)         (389)       (94)
    Mortality and expense charges
      (Option 2) (note 3)                       (78)         (88)        --             --            (1)          (42)        (3)
    Mortality and expense charges
      (Option 3) (note 3)                        --           --         --             --            --            --         --
                                           --------       -------       ---           ----          ----       -------    -------
        Investment income (loss)--net         4,755         (563)        45             68           141         4,169        352
                                           --------       -------       ---           ----          ----       -------    -------
Realized and unrealized gains
  (losses) on investments--net:
    Realized gain distribution from
      underlying mutual fund (note 4)        10,311           --         --             --             7            --         --
                                           --------       -------       ---           ----          ----       -------    -------
    Realized gains (losses) on sales
      of investments:
        Proceeds from sales                  48,974       41,343          7              7           684        65,312     10,759
        Cost of investments sold            (46,168)      (36,363)       (6)            (6)         (674)      (63,480)   (11,495)
                                           --------       -------       ---           ----          ----       -------    -------
                                              2,806        4,980          1              1            10         1,832       (736)
                                           --------       -------       ---           ----          ----       -------    -------
        Net realized gains (losses)
          on investments                     13,117        4,980          1              1            17         1,832       (736)
                                           --------       -------       ---           ----          ----       -------    -------
    Net change in unrealized
      appreciation or depreciation of
      investments                            30,731       116,534       (57)          (183)         (626)        7,667)       (96)
                                           --------       -------       ---           ----          ----       -------    -------
        Net gains (losses) on
          investments                        43,848       121,514       (56)          (182)         (609)       (5,835)      (832)
                                           --------       -------       ---           ----          ----       -------    -------
Net increase (decrease) in net assets
  resulting from operations                $ 48,603       120,951       (11)          (114)         (468)       (1,666)      (480)
                                           ========       =======       ===           ====          ====       =======    =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1998

                                                                              SEGREGATED SUB-ACCOUNTS
                                                  -------------------------------------------------------------------------------
                                                  GLOBAL     INDEX 400    MACRO-CAP    MICRO-CAP    CONTRA-     HIGH-     EQUITY-
                                                   BOND       MID-CAP       VALUE       GROWTH       FUND      INCOME     INCOME
                                                  -------    ---------    ---------    ---------    -------    -------    -------
Investment income (loss):
    Investment income distributions from
      underlying mutual fund (note 4)             $    58      14,417          31           --       1,398      9,765       4,938
    Mortality and expense charges (Option 1)
      (note 3)                                         (6)       (335)        (25)         (55)       (508)      (291)       (433)
    Mortality and expense charges (Option 2)
      (note 3)                                         --         (17)         --           --        (614)      (196)       (683)
    Mortality and expense charges (Option 3)
      (note 3)                                         --          --          --           --          --         --          --
                                                  -------     -------      ------       ------      -------    -------    -------
        Investment income (loss) -- net                52      14,065           6          (55)        256      9,278       3,822
                                                  -------     -------      ------       ------      -------    -------    -------
    Realized and unrealized gains (losses) on
      investments -- net:
    Realized gains distributions from
      underlying mutual fund (note 4)                  13     143,077         265           --      10,254        365      10,916
                                                  -------     -------      ------       ------      -------    -------    -------
    Realized gains (losses) on sales of
      investments:
        Proceeds from sales                         3,272      63,809       2,033        8,689      31,116     16,795     109,529
        Cost of investments sold                   (3,494)    (59,696)     (1,874)      (6,076)     (23,947)   (19,244)   (99,336)
                                                  -------     -------      ------       ------      -------    -------    -------
                                                     (222)      4,113         159        2,613       7,169     (2,449)     10,193
                                                  -------     -------      ------       ------      -------    -------    -------
        Net realized gains (losses) on
          investments                                (209)    147,190         424        2,613      17,423     (2,084)     21,109
                                                  -------     -------      ------       ------      -------    -------    -------
    Net change in unrealized appreciation or
      depreciation of investments                     (17)    217,745         (11)      83,696      61,447        (33)     (7,027)
                                                  -------     -------      ------       ------      -------    -------    -------
        Net gains (losses) on investments            (226)    364,935         413       86,309      78,870     (2,117)     14,082
                                                  -------     -------      ------       ------      -------    -------    -------
Net increase (decrease) in net assets
  resulting from operations                       $  (174)    379,000         419       86,254      79,126      7,161      17,904
                                                  =======     =======      ======       ======      =======    =======    =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1998

                                                                        SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------------------------------
                                                               MONEY        ASSET        MORTGAGE        INDEX         CAPITAL
                                        GROWTH      BOND       MARKET     ALLOCATION    SECURITIES        500        APPRECIATION
                                       --------    -------    --------    ----------    ----------    -----------    ------------
Investment income (loss):
    Investment income distributions
      from underlying mutual fund
      (note 4)                         $  7,144      4,850     254,530        9,346          842          341,812           --
    Mortality and expense charges
      (Option 1) (note 3)                (3,239)       (65)        (33)      (1,922)         (81)         (13,580)        (154)
    Mortality and expense charges
      (Option 2) (note 3)                  (471)      (209)       (530)        (377)         (27)          (1,252)        (392)
    Mortality and expense charges
      (Option 3) (note 3)                    --         --          --           --           --               --           --
                                       --------    -------    --------     --------      -------      -----------      -------
        Investment income
          (loss)--net                     3,434      4,576     253,967        7,047          734          326,980         (546)
                                       --------    -------    --------     --------      -------      -----------      -------
Realized and unrealized gains
  (losses) on investments--net:
    Realized gains distributions
      from underlying mutual fund
      (note 4)                          113,623      1,022          --       23,752           --          214,253        9,128
                                       --------    -------    --------     --------      -------      -----------      -------
    Realized gains (losses) on
      sales of investments:
        Proceeds from sales              89,762     22,758     232,756      403,901       21,880       39,387,179       90,181
        Cost of investments sold        (84,295)   (22,736)   (232,756)    (409,005)     (21,414)     (30,832,842)     (93,361)
                                       --------    -------    --------     --------      -------      -----------      -------
                                          5,467         22          --       (5,104)         466        8,554,337       (3,180)
                                       --------    -------    --------     --------      -------      -----------      -------
        Net realized gains (losses)
          on investments                119,090      1,044          --       18,648          466        8,768,590        5,948
                                       --------    -------    --------     --------      -------      -----------      -------
    Net change in unrealized
      appreciation or depreciation
      of investments                    143,041       (718)         --       48,639           62       (1,811,375)      22,897
                                       --------    -------    --------     --------      -------      -----------      -------
        Net gains (losses) on
          investments                   262,131        326          --       67,287          528        6,957,215       28,845
                                       --------    -------    --------     --------      -------      -----------      -------
Net increase (decrease) in net
  assets resulting from operations     $265,565      4,902     253,967       74,334        1,262        7,284,195       28,299
                                       ========    =======    ========     ========      =======      ===========      =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1998

                                                                               SEGREGATED SUB-ACCOUNTS
                                                    -----------------------------------------------------------------------------
                                                                                 MATURING      MATURING      MATURING
                                                                      SMALL     GOVERNMENT    GOVERNMENT    GOVERNMENT
                                                    INTERNATIONAL    COMPANY       BOND          BOND          BOND        VALUE
                                                        STOCK        GROWTH        2002          2006          2010        STOCK
                                                    -------------    -------    ----------    ----------    ----------    -------
Investment income (loss):
    Investment income distributions from
      underlying mutual fund (note 4)                 $  2,382           --          214          68            136            --
    Mortality and expense charges (Option 1)
      (note 3)                                            (155)        (490)          (6)         (6)            (8)         (178)
    Mortality and expense charges (Option 2)
      (note 3)                                            (211)        (307)         (54)         --             (3)         (144)
    Mortality and expense charges (Option 3)
      (note 3)                                              --           --           --          --             --            --
                                                      --------       -------     -------         ---           ----       -------
        Investment income (loss)--net                    2,016         (797)         154          62            125          (322)
                                                      --------       -------     -------         ---           ----       -------
Realized and unrealized gains (losses) on
  investments--net:
    Realized gains distributions from underlying
      mutual fund (note 4)                               2,345           --           78           5              2           139
                                                      --------       -------     -------         ---           ----       -------
    Realized gains (losses) on sales of
      investments:
        Proceeds from sales                             22,354       56,320       24,535           6            269        49,902
        Cost of investments sold                       (21,344)      (57,517)    (21,610)         (6)          (229)      (49,745)
                                                      --------       -------     -------         ---           ----       -------
                                                         1,010       (1,197)       2,925          --             40           157
                                                      --------       -------     -------         ---           ----       -------
        Net realized gains (losses) on
          investments                                    3,355       (1,197)       3,003           5             42           296
                                                      --------       -------     -------         ---           ----       -------
    Net change in unrealized appreciation or
      depreciation of investments                        2,975        1,092         (865)         99            199         7,607
                                                      --------       -------     -------         ---           ----       -------
        Net gains (losses) on investments                6,330         (105)       2,138         104            241         7,903
                                                      --------       -------     -------         ---           ----       -------
Net increase (decrease) in net assets resulting
  from operations                                     $  8,346         (902)       2,292         166            366         7,581
                                                      ========       =======     =======         ===           ====       =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1998

                                                                       SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------------------
                                     SMALL
                                    COMPANY     GLOBAL     INDEX 400     MACRO-CAP    MICRO-CAP    CONTRA-     HIGH-     EQUITY-
                                    VALUE(A)    BOND(A)    MID-CAP(A)    VALUE(B)     GROWTH(A)     FUND      INCOME      INCOME
                                    --------    -------    ----------    ---------    ---------    -------    -------    --------
Investment income (loss):
    Investment income
      distributions from
      underlying mutual fund
      (note 4)                      $   252        145          388           14           --       1,055       4,894       3,861
    Mortality and expense
      charges (Option 1) (note
      3)                                (40)        (2)         (56)          (8)         (28)       (296)       (207)       (281)
    Mortality and expense
      charges (Option 2) (note
      3)                                (11)       (13)         (47)          --           --        (474)        (22)     (1,272)
    Mortality and expense
      charges (Option 3) (note
      3)                                 --         --           --           --           --          --          --          --
                                    -------     ------      -------       ------       ------      -------    -------    --------
        Investment income
          (loss)--net                   201        130          285            6          (28)        285       4,665       2,308
                                    -------     ------      -------       ------       ------      -------    -------    --------
Realized and unrealized gains
  (losses) on investments--net:
    Realized gain distributions
      from underlying mutual
      fund (note 4)                      --         53        1,232          139           --       7,736       3,129      13,689
                                    -------     ------      -------       ------       ------      -------    -------    --------
    Realized gains (losses) on
      sales of investments:
        Proceeds from sales            9407      7,484       20,160        1,904        5,184      26,364      22,060     104,406
        Cost of investments sold     (9,922)    (6,875)     (18,061)      (1,862)      (5,357)     (22,202)   (24,204)   (109,357)
                                    -------     ------      -------       ------       ------      -------    -------    --------
                                       (515)       609        2,099           42         (173)      4,162      (2,144)     (4,951)
                                    -------     ------      -------       ------       ------      -------    -------    --------
        Net realized gains
          (losses) on
          investments                  (515)       662        3,331          181         (173)     11,898         985       8,738
                                    -------     ------      -------       ------       ------      -------    -------    --------
    Net change in unrealized
      appreciation or
      depreciation of
      investments                      (778)       (78)      11,659          273        3,173      43,633     (11,163)      7,632
                                    -------     ------      -------       ------       ------      -------    -------    --------
        Net gains (losses) on
          investments                (1,293)       584       14,990          454        3,000      55,531     (10,178)     16,370
                                    -------     ------      -------       ------       ------      -------    -------    --------
Net increase (decrease) in net
  assets resulting from
  operations                        $(1,092)       714       15,275          460        2,972      55,816      (5,513)     18,678
                                    =======     ======      =======       ======       ======      =======    =======    ========

------------
(a) Period from January 22, 1998, commencement of operations, to December 31, 1998.
(b) Period from May 1, 1998, commencement of operations, to December 31, 1998.

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2000

                                                                     SEGREGATED SUB-ACCOUNTS
                                -------------------------------------------------------------------------------------------------
                                                               MONEY         ASSET        MORTGAGE                     CAPITAL
                                  GROWTH          BOND         MARKET      ALLOCATION    SECURITIES    INDEX 500     APPRECIATION
                                -----------    ----------    ----------    ----------    ----------    ----------    ------------
Operations:
    Investment income
      (loss)--net               $    (5,323)       11,233     2,408,105        6,431        11,591         40,410       (1,029)
    Net realized gains
      (losses) on
      investments                   475,223        (3,054)           --       86,679           423        383,061       40,012
    Net change in unrealized
      appreciation or
      depreciation of
      investments                (1,504,157)        8,487            --     (118,944)        3,433     (1,352,839)     (70,040)
                                -----------    ----------    ----------     --------      --------     ----------      -------
Net increase (decrease) in
  net assets resulting from
  operations                     (1,034,257)       16,666     2,408,105      (25,834)       15,447       (929,368)     (31,057)
                                -----------    ----------    ----------     --------      --------     ----------      -------
Policy transactions (notes
  3, 4 and 5):
    Policy purchase
      payments:
      Option 1                       98,050        46,804     2,717,147       49,836        89,977      1,462,572       43,530
      Option 2                       64,971        31,706         1,341       46,081        29,998        244,660       32,980
      Option 3                      598,027            --        37,092           --            --            111           --
    Policy terminations,
      withdrawal payments
      and charges:
      Option 1                   (1,163,472)     (101,077)      (98,282)    (378,024)     (194,567)      (778,303)     (26,731)
      Option 2                      (34,030)      (10,586)      (12,500)     (45,563)       (1,410)      (203,913)     (57,321)
      Option 3                      (90,005)           --    (1,101,746)          --            --        (50,887)          --
                                -----------    ----------    ----------     --------      --------     ----------      -------
Increase (decrease) in net
  assets from policy
  transactions                     (526,459)      (33,153)    1,543,052     (327,670)      (76,002)       674,240       (7,542)
                                -----------    ----------    ----------     --------      --------     ----------      -------
Increase (decrease) in net
  assets                         (1,560,716)      (16,487)    3,951,157     (353,504)      (60,555)      (255,128)     (38,599)
Net assets at the beginning
  of year                         5,159,010       159,157    40,743,318      682,065       119,448      9,101,753      316,451
                                -----------    ----------    ----------     --------      --------     ----------      -------
Net assets at the end of
  year                          $ 3,598,294       142,670    44,694,475      328,561        58,893      8,846,625      277,852
                                ===========    ==========    ==========     ========      ========     ==========      =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2000

                                                                            SEGREGATED SUB-ACCOUNTS
                                               ----------------------------------------------------------------------------------
                                                                SMALL     MATURING     MATURING     MATURING               SMALL
                                               INTERNATIONAL   COMPANY   GOVERNMENT   GOVERNMENT   GOVERNMENT    VALUE    COMPANY
                                                   STOCK       GROWTH    BOND 2002    BOND 2006    BOND 2010     STOCK     VALUE
                                               -------------   -------   ----------   ----------   ----------   -------   -------
Operations:
    Investment income (loss)--net                $   4,232     (1,359)        68           75           265        (119)      (47)
    Net realized gains (losses) on
      investments                                   30,063     49,366         --           --            38        (422)    2,074
    Net change in unrealized appreciation or
      depreciation of investments                  (34,841)    (92,129)       26          113         2,735      (2,379)    8,137
                                                 ---------     -------     -----        -----        ------     -------   -------
Net increase (decrease) in net assets
  resulting from operations                           (546)    (44,122)       94          188         3,038      (2,920)   10,164
                                                 ---------     -------     -----        -----        ------     -------   -------
Policy transactions (notes 3, 4 and 5):
    Policy purchase payments:
        Option 1                                    67,209     48,776         --           --           928      55,406    17,158
        Option 2                                    56,176     49,407         --           --        17,271      36,333     3,139
        Option 3                                        --         --         --           --            --          --        --
    Policy terminations, withdrawal payments
      and charges:
        Option 1                                  (113,192)    (28,794)       --           --        (1,149)    (74,641)  (21,192)
        Option 2                                   (50,929)    (45,334)       (5)          --          (315)    (17,483)   (7,232)
        Option 3                                        --         --         --           --            --          --        --
                                                 ---------     -------     -----        -----        ------     -------   -------
Increase (decrease) in net assets from policy
  transactions                                     (40,736)    24,055         (5)          --        16,735        (385)   (8,127)
                                                 ---------     -------     -----        -----        ------     -------   -------
Increase (decrease) in net assets                  (41,282)    (20,067)       89          188        19,773      (3,305)    2,037
Net assets at the beginning of year                313,309     382,735     1,240        1,262         4,457     169,384    37,174
                                                 ---------     -------     -----        -----        ------     -------   -------
Net assets at the end of year                    $ 272,027     362,668     1,329        1,450        24,230     166,079    39,211
                                                 =========     =======     =====        =====        ======     =======   =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2000

                                                                      SEGREGATED SUB-ACCOUNTS
                                   ----------------------------------------------------------------------------------------------
                                   GLOBAL     INDEX 400    MACRO-CAP    MICRO-CAP    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                    BOND       MID-CAP       VALUE       GROWTH      HIGH INCOME     EQUITY-INCOME    CONTRAFUND
                                   -------    ---------    ---------    ---------    ------------    -------------   ------------
Operations:
    Investment income
      (loss)--net                  $    (6)     42,449          (3)         (678)         9,800            4,428         (5,082)
    Net realized gains (losses)
      on investments                  (100)    530,592         133        47,422        (10,212)          27,425         74,677
    Net change in unrealized
      appreciation or
      depreciation of
      investments                      111      38,651        (694)     (106,579)      (109,249)          71,764       (199,944)
                                   -------    ---------     ------      --------       --------        ---------      ---------
Net increase (decrease) in net
  assets resulting from
  operations                             5     611,692        (563)      (59,835)      (109,661)         103,617       (130,349)
                                   -------    ---------     ------      --------       --------        ---------      ---------
Policy transactions (notes 3, 4
  and 5):
    Policy purchase payments:
        Option 1                     1,160      64,605       5,179        36,813         11,435           36,308         42,570
        Option 2                       333      60,117         239       109,421        539,206          837,749      4,034,787
        Option 3                        --     598,026          --            --             --               --             --
    Policy terminations,
      withdrawal payments and
      charges:
        Option 1                      (682)   (131,942)     (3,478)      (60,178)        (3,156)         (12,440)       (27,175)
        Option 2                    (1,278)     (5,104)       (133)      (39,856)      (137,628)        (197,961)      (766,088)
        Option 3                        --     (97,339)         --            --             --               --             --
                                   -------    ---------     ------      --------       --------        ---------      ---------
Increase (decrease) in net
  assets from policy
  transactions                        (467)    488,363       1,807        46,200        409,857          663,656      3,284,094
                                   -------    ---------     ------      --------       --------        ---------      ---------
Increase (decrease) in net
  assets                              (462)   1,100,055      1,243       (13,635)       300,196          767,273      3,153,745
Net assets at the beginning of
  year                               1,838    3,535,730      7,033       166,792        161,454          410,246        439,324
                                   -------    ---------     ------      --------       --------        ---------      ---------
Net assets at the end of year      $ 1,376    4,635,785      8,276       153,157        461,650        1,177,519      3,593,069
                                   =======    =========     ======      ========       ========        =========      =========

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 2000

                                                                    SEGREGATED SUB-ACCOUNTS
                                                                --------------------------------
                                                                  JANUS ASPEN       JANUS ASPEN
                                                                    CAPITAL        INTERNATIONAL
                                                                APPRECIATION(A)      GROWTH(A)
                                                                ---------------    -------------
Operations:
     Investment income (loss)--net                                 $    320               848
     Net realized gains (losses) on investments                      (2,482)           (7,882)
     Net change in unrealized appreciation or depreciation
      of investments                                                (67,476)          (31,900)
                                                                   --------           -------
Net increase (decrease) in net assets resulting from
  operations                                                        (69,638)          (38,934)
                                                                   --------           -------
Policy transactions (notes 3, 4 and 5):
     Policy purchase payments:
          Option 1                                                   14,710            10,169
          Option 2                                                  142,597           151,166
          Option 3                                                       --                --
     Policy terminations, withdrawal payments and charges:
          Option 1                                                   (1,602)           (1,265)
          Option 2                                                   (1,192)           (3,729)
          Option 3                                                       --                --
                                                                   --------           -------
Increase (decrease) in net assets from policy transactions          154,513           156,341
                                                                   --------           -------
Increase (decrease) in net assets                                    84,875           117,407
Net assets at the beginning of period                                    --                --
                                                                   --------           -------
Net assets at the end of period                                    $ 84,875           117,407
                                                                   ========           =======

------------
(a) Period from February 10, 2000, commencement of operations, to December 31, 2000

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 1999

                                                                       SEGREGATED SUB-ACCOUNTS
                                     --------------------------------------------------------------------------------------------
                                                                MONEY         ASSET        MORTGAGE                    CAPITAL
                                       GROWTH       BOND        MARKET      ALLOCATION    SECURITIES    INDEX 500    APPRECIATION
                                     ----------    -------    ----------    ----------    ----------    ---------    ------------
Operations:
    Investment income (loss)--net    $    3,611      5,850     1,991,471       24,298        2,988        101,268         (339)
    Net realized gains (losses)
      on investments                     55,573      1,140            --       49,096         (343)       254,401       25,467
    Net change in unrealized
      appreciation or
      depreciation of investments       810,737    (10,301)           --       28,219         (697)     1,004,728       34,116
                                     ----------    -------    ----------     --------      -------      ---------      -------
Net increase (decrease) in net
  assets resulting from
  operations                            869,921     (3,311)    1,991,471      101,613        1,948      1,360,397       59,244
                                     ----------    -------    ----------     --------      -------      ---------      -------
Policy transactions (notes 3, 4
  and 5):
    Policy purchase payments:
      Option 1                          244,186     57,681         5,400      102,901       94,681      1,476,494       37,256
      Option 2                           81,327     19,442        19,989      151,303        4,590        458,544       75,533
      Option 3                        3,059,804         --     1,851,322           --           --        615,211           --
    Policy withdrawals and
      charges:
      Option 1                         (118,860)   (26,285)       (9,256)    (150,566)     (40,031)      (407,987)     (14,782)
      Option 2                          (18,887)    (7,472)     (148,062)     (37,748)        (785)      (125,434)     (10,651)
      Option 3                          (28,314)        --    (6,417,242)          --           --        (61,408)          --
                                     ----------    -------    ----------     --------      -------      ---------      -------
Increase (decrease) in net assets
  from policy transactions            3,219,256     43,366    (4,697,849)      65,890       58,455      1,955,420       87,356
                                     ----------    -------    ----------     --------      -------      ---------      -------
Increase (decrease) in net assets     4,089,177     40,055    (2,706,378)     167,503       60,403      3,315,817      146,600
Net assets at the beginning of
  year                                1,069,833    119,102    43,449,696      514,562       59,045      5,785,936      169,851
                                     ----------    -------    ----------     --------      -------      ---------      -------
Net assets at the end of year        $5,159,010    159,157    40,743,318      682,065      119,448      9,101,753      316,451
                                     ==========    =======    ==========     ========      =======      =========      =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 1999

                                                                         SEGREGATED SUB-ACCOUNTS
                                         ----------------------------------------------------------------------------------------
                                                                      MATURING      MATURING      MATURING
                                                           SMALL     GOVERNMENT    GOVERNMENT    GOVERNMENT                SMALL
                                         INTERNATIONAL    COMPANY       BOND          BOND          BOND        VALUE     COMPANY
                                             STOCK        GROWTH        2002          2006          2010        STOCK      VALUE
                                         -------------    -------    ----------    ----------    ----------    -------    -------
Operations:
    Investment income (loss)--net          $  4,755         (563)         45            68           141         4,169       352
    Net realized gains (losses) on
      investments                            13,117        4,980           1             1            17         1,832      (736)
    Net change in unrealized
      appreciation or depreciation of
      investments                            30,731       116,534        (57)         (183)         (626)       (7,667)      (96)
                                           --------       -------      -----         -----         -----       -------    ------
Net increase (decrease) in net assets
  resulting from operations                  48,603       120,951        (11)         (114)         (468)       (1,666)     (480)
                                           --------       -------      -----         -----         -----       -------    ------
Policy transactions (notes 3, 4 and
  5):
    Policy purchase payments:
        Option 1                             75,613       33,794          --            --         1,870        64,625    19,990
        Option 2                             57,202       35,199          --            --           200        33,838     7,534
        Option 3                                 --           --          --            --            --            --        --
    Policy withdrawals and charges:
        Option 1                            (37,098)      (30,739)        --            --          (572)      (52,565)   (9,268)
        Option 2                            (11,323)      (10,041)        (2)           --          (100)      (12,317)   (1,393)
        Option 3                                 --           --          --            --            --            --
                                           --------       -------      -----         -----         -----       -------    ------
Increase (decrease) in net assets
  from policy transactions                   84,394       28,213          (2)           --         1,398        33,581    16,863
                                           --------       -------      -----         -----         -----       -------    ------
Increase (decrease) in net assets           132,997       149,164        (13)         (114)          930        31,915    16,383
Net assets at the beginning of year         180,312       233,571      1,253         1,376         3,527       137,469    20,791
                                           --------       -------      -----         -----         -----       -------    ------
Net assets at the end of year              $313,309       382,735      1,240         1,262         4,457       169,384    37,174
                                           ========       =======      =====         =====         =====       =======    ======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1999

                                                                              SEGREGATED SUB-ACCOUNTS
                                                  -------------------------------------------------------------------------------
                                                  GLOBAL     INDEX 400    MACRO-CAP    MICRO-CAP    CONTRA-     HIGH-     EQUITY-
                                                   BOND       MID-CAP       VALUE       GROWTH       FUND      INCOME     INCOME
                                                  -------    ---------    ---------    ---------    -------    -------    -------
Operations:
    Investment income (loss)--net                 $    52      14,065           6           (55)        256      9,278      3,822
    Net realized gains (losses) on investments       (209)    147,190         424         2,613      17,423     (2,084)    21,109
    Net change in unrealized appreciation or
      depreciation of investments                     (17)    217,745         (11)       83,696      61,447        (33)    (7,027)
                                                  -------    ---------     ------       -------     -------    -------    -------
Net increase (decrease) in net assets
  resulting from operations                          (174)    379,000         419        86,254      79,126      7,161     17,904
                                                  -------    ---------     ------       -------     -------    -------    -------
Policy transactions (notes 3, 4 and 5):
    Policy purchase payments:
        Option 1                                    1,988      60,906       5,112        36,674      36,773     16,910     38,015
        Option 2                                    1,358      31,214          49        15,714      80,655     71,198    126,505
        Option 3                                       --    3,059,795         --            --          --         --         --
    Policy withdrawals and charges:
        Option 1                                   (2,844)    (29,229)     (1,939)       (5,564)    (12,063)    (2,182)   (10,754)
        Option 2                                     (422)     (6,618)        (20)       (3,070)    (16,951)   (12,222)   (88,306)
        Option 3                                       --     (27,610)         --            --          --         --         --
                                                  -------    ---------     ------       -------     -------    -------    -------
Increase in net assets from policy
  transactions                                         80    3,088,458      3,202        43,754      88,415     73,704     65,460
                                                  -------    ---------     ------       -------     -------    -------    -------
Increase (decrease) in net assets                     (94)   3,467,458      3,621       130,008     167,541     80,865     83,364
Net assets at the beginning of year                 1,932      68,272       3,412        36,784     271,783     80,589    326,882
                                                  -------    ---------     ------       -------     -------    -------    -------
Net assets at the end of year                     $ 1,838    3,535,730      7,033       166,792     439,324    161,454    410,246
                                                  =======    =========     ======       =======     =======    =======    =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 1998

                                                                      SEGREGATED SUB-ACCOUNTS
                                   ----------------------------------------------------------------------------------------------
                                                              MONEY         ASSET        MORTGAGE        INDEX         CAPITAL
                                     GROWTH       BOND        MARKET      ALLOCATION    SECURITIES        500        APPRECIATION
                                   ----------    -------    ----------    ----------    ----------    -----------    ------------
Operations:
    Investment income
      (loss)--net                  $    3,434      4,576       253,967        7,047          734          326,980         (546)
    Net realized gains on
      investments                     119,090      1,044            --       18,648          466        8,768,590        5,948
    Net change in unrealized
      appreciation or
      depreciation of
      investments                     143,041       (718)           --       48,639           62       (1,811,375)      22,897
                                   ----------    -------    ----------     --------      -------      -----------      -------
Net increase (decrease) in net
  assets resulting from
  operations                          265,565      4,902       253,967       74,334        1,262        7,284,195       28,299
                                   ----------    -------    ----------     --------      -------      -----------      -------
Policy transactions (notes 3, 4
  and 5):
    Policy purchase payments:
         Option 1                     175,275     35,490         3,039      397,307       60,977          950,784       22,452
         Option 2                      86,380     43,931       274,087      108,084        4,607          268,165       95,285
         Option 3                          --         --    43,045,902           --           --        1,414,567           --
    Policy withdrawals and
      charges:
         Option 1                     (52,090)    (5,588)         (224)    (369,756)      (7,231)        (278,586)      (7,061)
         Option 2                     (33,962)   (16,895)     (102,351)     (31,846)     (14,542)         (78,116)     (82,574)
         Option 3                          --         --      (129,618)          --           --      (39,015,646)          --
                                   ----------    -------    ----------     --------      -------      -----------      -------
Increase in net assets from
  policy transactions                 175,603     56,938    43,090,835      103,789       43,811      (36,738,832)      28,102
                                   ----------    -------    ----------     --------      -------      -----------      -------
Increase (decrease) in net
  assets                              441,168     61,840    43,344,802      178,123       45,073      (29,454,637)      56,401
Net assets at the beginning of
  year                                628,665     57,262       104,894      336,439       13,972       35,240,573      113,450
                                   ----------    -------    ----------     --------      -------      -----------      -------
Net assets at the end of year      $1,069,833    119,102    43,449,696      514,562       59,045        5,785,936      169,851
                                   ==========    =======    ==========     ========      =======      ===========      =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 1998

                                                                               SEGREGATED SUB-ACCOUNTS
                                                    -----------------------------------------------------------------------------
                                                                                 MATURING      MATURING      MATURING
                                                                      SMALL     GOVERNMENT    GOVERNMENT    GOVERNMENT
                                                    INTERNATIONAL    COMPANY       BOND          BOND          BOND        VALUE
                                                        STOCK        GROWTH        2002          2006          2010        STOCK
                                                    -------------    -------    ----------    ----------    ----------    -------
Operations:
    Investment income (loss)--net                     $  2,016         (797)         154           62           125          (322)
    Net realized gains (losses) on investments           3,355       (1,197)       3,003            5            42           296
    Net change in unrealized appreciation or
      depreciation of investments                        2,975        1,092         (865)          99           199         7,607
                                                      --------       -------     -------        -----         -----       -------
Net increase (decrease) in net assets resulting
  from operations                                        8,346         (902)       2,292          166           366         7,581
                                                      --------       -------     -------        -----         -----       -------
Policy transactions (notes 3, 4 and 5):
    Policy purchase payments:
        Option 1                                        61,080       46,416           --           --           644        59,641
        Option 2                                        59,942       55,208          514           --         1,481        49,847
        Option 3                                            --           --           --           --            --            --
    Policy withdrawals and charges:
        Option 1                                       (12,326)      (47,816)         --            1          (218)      (13,619)
        Option 2                                        (9,662)      (7,706)     (24,476)          --           (40)      (35,961)
        Option 3                                            --           --           --           --            --            --
                                                      --------       -------     -------        -----         -----       -------
Increase (decrease) in net assets from policy
  transactions                                          99,034       46,102      (23,962)           1         1,867        59,908
                                                      --------       -------     -------        -----         -----       -------
Increase (decrease) in net assets                      107,380       45,200      (21,670)         167         2,233        67,489
Net assets at the beginning of year                     72,932       188,371      22,923        1,209         1,294        69,980
                                                      --------       -------     -------        -----         -----       -------
Net assets at the end of year                         $180,312       233,571       1,253        1,376         3,527       137,469
                                                      ========       =======     =======        =====         =====       =======

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                          YEAR ENDED DECEMBER 31, 1998

                                                                       SEGREGATE SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------------------
                                     SMALL
                                    COMPANY     GLOBAL     INDEX 400     MACRO-CAP    MICRO-CAP    CONTRA-     HIGH-     EQUITY-
                                    VALUE(A)    BOND(A)    MID-CAP(A)    VALUE(B)     GROWTH(A)     FUND      INCOME      INCOME
                                    --------    -------    ----------    ---------    ---------    -------    -------    --------
Operations:
    Investment income
      (loss)--net                   $   201        130          285            6          (28)         285      4,665       2,308
    Net realized gains on
      investments                      (515)       662        3,331          181         (173)      11,898        985       8,738
    Net change in unrealized
      appreciation or
      depreciation of
      investments                      (778)       (78)      11,659          273        3,173       43,633    (11,163)      7,632
                                    -------     ------      -------       ------       ------      -------    -------    --------
Net increase (decrease) in net
  assets resulting from
  operations                         (1,092)       714       15,275          460        2,972       55,816     (5,513)     18,678
                                    -------     ------      -------       ------       ------      -------    -------    --------
Policy transactions (notes 3, 4
  and 5):
    Policy purchase payments:
        Option 1                     23,624      2,410       40,705        4,847       14,947       29,130     14,679      22,562
        Option 2                      7,615      6,278       32,349           --       24,021       64,191     24,541     154,931
        Option 3                         --         --           --           --           --           --         --          --
    Policy withdrawals and
      charges:
        Option 1                     (7,902)      (770)      (8,423)      (1,895)      (3,920)      (6,679)    (5,480)     (7,129)
        Option 2                     (1,454)    (6,700)     (11,634)          --       (1,236)     (12,843)   (14,987)   (102,946)
        Option 3                         --         --           --           --           --           --         --          --
                                    -------     ------      -------       ------       ------      -------    -------    --------
Increase in net assets from
  policy transactions                21,883      1,218       52,997        2,952       33,812       73,799     18,753      67,418
                                    -------     ------      -------       ------       ------      -------    -------    --------
Increase in net assets               20,791      1,932       68,272        3,412       36,784      129,615     13,240      86,096
Net assets at the beginning of
  year                                   --         --           --           --           --      142,168     67,349     240,786
                                    -------     ------      -------       ------       ------      -------    -------    --------
Net assets at the end of year       $20,791      1,932       68,272        3,412       36,784      271,783     80,589     326,882
                                    =======     ======      =======       ======       ======      =======    =======    ========

------------
(a) Period from January 22, 1998, commencement of operations, to December 31, 1998.
(b) Period from May 1, 1998, commencement of operations, to December 31, 1998.

                See accompanying notes to financial statements.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

The Minnesota Life Variable Universal Life Account (the Account), was established on August 8, 1994 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account commenced operations on March 8, 1995. The Account currently offers three types of policies, each consisting of thirty-four segregated sub-accounts to which policy owners may allocate their purchase payments. This report contains information for twenty-three of the segregated sub-accounts. The Account charges a mortality and expense risk charge, which varies based on the group-sponsored insurance program under which the policy is issued. The differentiating features of the policies are described in notes 2 and 3 below.
     The assets of each segregated sub-account are held for the exclusive benefit of the group-sponsored variable universal life insurance policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Variable universal life policy owners allocate their purchase payments to one or more of the segregated sub-accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc., Fidelity Variable Insurance Products Fund, or the Janus Aspen Series Fund (the Underlying Funds). Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Global Bond Portfolio which is non-diversified), open-end management investment company. Payments allocated to Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, VIP High Income, VIP Equity-Income, VIP Contrafund, Aspen Capital Appreciation and Aspen International Growth segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value and Micro-Cap Growth Portfolios of the Advantus Series Fund, Inc., VIP High Income, VIP Equity-Income and VIP Contrafund Portfolios of the Fidelity Variable Insurance Products Fund, Janus Aspen Capital Appreciation and Janus Aspen International Growth Portfolios of the Janus Aspen Series Fund, respectively.
     Ascend Financial Services, Inc. acts as the underwriter for the Account. Advantus Capital Management, Inc. acts as the investment adviser for the Advantus Series Fund, Inc. Ascend Financial Services, Inc. is a wholly-owned subsidiary of Advantus Capital Management, Inc. which in turn is a wholly-owned subsidiary of Minnesota Life.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates.

Investments in Underlying Funds
Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by each Underlying Fund. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the segregated sub-accounts on the ex-dividend date.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Federal Income Taxes
The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds.

(3) EXPENSES AND RELATED PARTY TRANSACTIONS

Expenses and Related Party Transactions--Option 1:
The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to .50 percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account.

Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

     A sales load of up to 5 percent is deducted from each premium payment. The total sales charges deducted from premium payments for the years ended December 31, 2000 1999, 1998 amounted to $151,810, $79,715, $62,873, respectively.

     A premium tax charge in the amount of .75 to 4.0 percent is deducted from each premium payment. Premium taxes are paid to state and local governments. Total premium tax charges deducted from premium payments for the years ended December 31, 2000, 1999, and 1998 amounted to $58,871, $60,515 and $46,958, respectively.

     A federal tax charge of up to .35 percent for group-sponsored policies and up to 1.25 percent for an individual policy is deducted from each premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2000, 1999, and 1998 amounted to $12,351, $14,400, $11,463, respectively.

     In addition to deductions from premium payments, an administration charge, a partial surrender charge, a cost of insurance charge and a charge for additional benefits provided by rider, if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the policy owner. The administration charge varies based upon the number of eligible members in a group-sponsored program and ranges from $1 to $4 per month. The partial surrender charge is to cover administrative costs incurred by Minnesota Life. The amount of the partial surrender charge is the lesser of $25 or two percent of the amount withdrawn.
     The cost of insurance charge varies with the amount of insurance, the insured's age, rate class of the insured and gender mix of the group-sponsored contract.
     To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus Capital Management, Inc, an affiliate of Minnesota Life. The advisory fee agreement provides for payments ranging from .15% to .95% of average daily net assets. In addition, the Advantus Series Fund, Inc. has adopted a Rule 12b-1 distribution plan covering all it's portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to .25% of average daily net assets to Ascend Financial Services, Inc., an affiliate of Minnesota Life.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(3) EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

Expenses and Related Party Transactions--Option 1: continued

     The total cash value charges for the periods ended December 31, 2000, 1999, and 1998 for each segregated sub-account are as follows:

                                                                2000        1999        1998
                                                              --------    --------    --------
Growth                                                        $ 37,145    $ 46,085    $ 40,949
Bond                                                            10,122      13,919       4,248
Money Market                                                    84,644       2,463         137
Asset Allocation                                                32,640      46,380      71,457
Mortgage Securities                                             17,461      24,938       6,313
Index 500                                                      288,385     300,102     216,911
Capital Appreciation                                            15,213      10,820       4,161
International Stock                                             16,919      22,057       9,357
Small Company Growth                                            15,911      14,500      15,317
Maturing Government Bond 2002                                       --          --          --
Maturing Government Bond 2006                                       --          --          --
Maturing Government Bond 2010                                      720         572         218
Value Stock                                                     14,521      19,640      10,797
Small Company Value                                              4,575       5,102       4,286
Global Bond                                                        640         920         769
Index 400 Mid-Cap                                               15,170      18,297       5,847
Macro-Cap Value                                                  2,107       1,721         975
Micro-Cap Growth                                                 6,001       3,745       1,705
VIP High Income                                                  1,696       1,754       2,774
VIP Equity Income                                                8,905       8,441       5,003
VIP Contrafund                                                  11,846       8,167       5,031
Aspen Capital Appreciation                                       1,285          --          --
Aspen International Growth                                         782          --          --

Expenses and Related Party Transactions--Option 2:
The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to .25 percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account.

Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

     A premium tax charge in the amount of .75 to 4.0 percent is deducted from each premium payment. Premium taxes are paid to state and local governments. Total premium tax charges deducted from premium payments for the years ended December 31, 2000, 1999, and 1998 amounted to $3,432, $15,342 and $13,119, respectively.

     A federal tax charge of up to .35 percent for group-sponsored policies and up to 1.25 percent for an individual policy is deducted from each premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2000, 1999, and 1998 amounted to $429, $1,918, $1,640, respectively.

     In addition to deductions from premium payments, an administration charge, a partial surrender charge, a cost of insurance charge and a charge for additional benefits provided by rider, if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the policy owner. The administration charge varies based upon the number of eligible members in a group-sponsored

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(3) EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

Expenses and Related Party Transactions--Option 2: continued

program and ranges from $1 to $4 per month. The partial surrender charge is to cover administrative costs incurred by Minnesota Life. The amount of the partial surrender charge is the lesser of $25 or two percent of the amount withdrawn.
     The cost of insurance charge varies with the amount of insurance, the insured's age, rate class of the insured and gender mix of the group-sponsored contract.
     To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus Capital Management, Inc, an affiliate of Minnesota Life. The advisory fee agreement provides for payments ranging from .15% to .95% of average daily net assets. In addition, the Advantus Series Fund, Inc. has adopted a Rule 12b-1 distribution plan covering all it's portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to .25% of average daily net assets to Ascend Financial Services, Inc., an affiliate of Minnesota Life.
     The total cash value charges for the periods ended December 31, 2000, 1999, and 1998 for each segregated sub-account are as follows:

                                                                2000       1999       1998
                                                              --------    -------    -------
Growth                                                        $ 15,301    $12,531    $ 7,085
Bond                                                             2,561      2,268      2,156
Money Market                                                     1,995      3,238      2,792
Asset Allocation                                                 7,802      6,926      5,964
Mortgage Securities                                                243        492        268
Index 500                                                       34,791     33,830     19,388
Capital Appreciation                                             7,467      6,097      4,813
International Stock                                              4,253      4,200      3,007
Small Company Growth                                             5,253      4,752      3,685
Maturing Government Bond 2002                                       --         --        367
Maturing Government Bond 2010                                      177         51         40
Value Stock                                                      5,203      4,531      4,673
Small Company Value                                              1,037        681        408
Global Bond                                                        112        420        246
Index 400 Mid-Cap                                                4,032      2,052      1,705
Macro-Cap Value                                                    133         20         --
Micro-Cap Growth                                                 7,802      2,188      1,054
VIP High Income                                                 73,338      2,155      1,358
VIP Equity-Income                                               92,416      9,036     10,365
VIP Contrafund                                                 491,619      7,425      6,440
Aspen Capital Appreciation                                       1,495         --         --
Aspen International Growth                                       4,311         --         --

Expenses and Related Party Transactions--Option 3:
Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

     A premium tax charge in the amount of .75 to 4.0 percent is deducted from each premium payment. Premium taxes are paid to state and local governments. Total premium tax charges deducted from premium payments for the years ended December 31, 2000, 1999, and 1998 amounted to $26,071, $51,194 and $116,661, respectively.

     A federal tax charge of up to .35 percent for group-sponsored policies and up to 1.25 percent for an individual policy is deducted from each premium payment. The federal tax charge is paid to offset

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(3) EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

Expenses and Related Party Transactions--Option 3: continued

     additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2000, 1999, and 1998 amounted to $16,294, $31,996, $72,913, respectively.

     In addition to deductions from premium payments, an administration charge, a partial surrender charge, a cost of insurance charge and a charge for additional benefits provided by rider, if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the policy owner. The administration charge varies based upon the number of eligible members in a group-sponsored program and ranges from $1 to $4 per month. The partial surrender charge is to cover administrative costs incurred by Minnesota Life. The amount of the partial surrender charge is the lesser of $25 or two percent of the amount withdrawn.
     The cost of insurance charge varies with the amount of insurance, the insured's age, rate class of the insured and gender mix of the group-sponsored contract.
     To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus Capital Management, Inc, an affiliate of Minnesota Life. The advisory fee agreement provides for payments ranging from .15% to .95% of average daily net assets. In addition, the Advantus Series Fund, Inc. has adopted a Rule 12b-1 distribution plan covering all it's portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to .25% of average daily net assets to Ascend Financial Services, Inc., an affiliate of Minnesota Life.
     The total cash value charges for the periods ended December 31, 2000, 1999, and 1998 for the segregated sub-accounts are as follows:

                                                                2000        1999        1998
                                                              --------    --------    --------
Growth                                                        $ 90,005    $ 28,314    $     --
Money Market                                                   208,315     297,515     129,618
Index 500                                                       55,813      59,691     193,356
Index 400 Mid-Cap                                               97,339      27,478          --

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(4) INVESTMENT TRANSACTIONS

The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the periods ended December 31, 2000, 1999 and 1998:

                                                                 2000          1999          1998
                                                              ----------    ----------    -----------
Advantus Series Fund, Inc.:
  Growth                                                      $  940,943    $3,422,682    $   382,423
  Bond                                                            90,394        85,804         85,293
  Money Market                                                 5,167,075     3,868,378     43,577,559
  Asset Allocation                                               135,790       309,886        538,489
  Mortgage Securities                                            132,299       102,737         66,426
  Index 500                                                    1,911,366     2,761,459      3,189,579
  Capital Appreciation                                           104,746       136,360        126,865
  International Stock                                            156,754       148,434        125,749
  Small Company Growth                                           122,754        68,993        101,623
  Maturing Government Bonds--2002                                     74            50            805
  Maturing Government Bonds--2006                                     83            75             74
  Maturing Government Bonds--2010                                 18,531         2,230          2,264
  Value Stock                                                     93,252       103,062        109,627
  Small Company Value                                             20,418        27,974         31,492
  Global Bond                                                      1,493         3,417          8,885
  Index 400                                                    1,263,309     3,309,409         74,673
  Macro-Cap Value                                                  5,557         5,456          5,000
  Micro-Cap Growth                                               173,542        52,388         38,968
Fidelity Variable Insurance Product Fund:
  VIP High Income                                                561,546       100,143         50,898
  VIP Equity-Income                                              906,185       189,727        187,823
  VIP Contrafund                                               4,134,422       130,041        108,184
Janus Aspen Series Fund:
  Aspen Capital Appreciation                                     157,739            --             --
  Aspen International Growth                                     164,898            --             --

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(5) UNIT ACTIVITY FROM POLICY TRANSACTIONS

Unit Activity from Policy Transactions--Option 1:
Transactions in units for each segregated sub-account for the periods ended December 31, 2000, 1999, and 1998 were as follows:

                                                                 SEGREGATED SUB-ACCOUNTS
                                            ------------------------------------------------------------------
                                                                           MONEY         ASSET       MORTGAGE
                                             GROWTH         BOND          MARKET       ALLOCATION   SECURITIES
                                            ---------   ------------   -------------   ----------   ----------
Units outstanding at December 31, 1997        297,099       3,719            4,453       187,443        1,743
     Policy purchase payments                  96,463      28,311            2,651       250,311       48,273
     Policy terminations, withdrawals and
       charges                                (26,579)     (4,497)            (195)     (244,928)      (5,738)
                                            ---------     -------        ---------      --------     --------
Units outstanding at December 31, 1998        366,983      27,533            6,909       192,826       44,278
     Policy purchase payments                 103,089      47,364            4,499        60,720       74,272
     Policy terminations, withdrawals and
       charges                                (50,528)    (21,399)          (7,775)      (79,526)     (31,122)
                                            ---------     -------        ---------      --------     --------
Units outstanding at December 31, 1999        419,544      53,498            3,633       174,020       87,428
     Policy purchase payments                  34,689      38,157        2,137,416        24,310       69,442
     Policy terminations, withdrawals and
       charges                               (403,702)    (79,285)         (76,754)     (176,505)    (142,310)
                                            ---------     -------        ---------      --------     --------
Units outstanding at December 31, 2000         50,531      12,370        2,064,295        21,825       14,560
                                            =========     =======        =========      ========     ========

                                                                 SEGREGATED SUB-ACCOUNTS
                                            ------------------------------------------------------------------
                                                                                         SMALL       MATURING
                                                          CAPITAL      INTERNATIONAL    COMPANY     GOVERNMENT
                                            INDEX 500   APPRECIATION       STOCK         GROWTH     BOND 2002
                                            ---------   ------------   -------------   ----------   ----------
Units outstanding at December 31, 1997      1,231,985      11,926            7,857        64,545        1,000
     Policy purchase payments                 441,674      12,007           44,437        35,516           --
     Policy terminations, withdrawals and
       charges                               (135,365)     (3,869)          (8,392)      (38,240)          --
                                            ---------     -------        ---------      --------     --------
Units outstanding at December 31, 1998      1,538,294      20,064           43,902        61,821        1,000
     Policy purchase payments                 574,671      17,319           47,109        23,997           --
     Policy terminations, withdrawals and
       charges                               (158,493)     (6,853)         (22,937)      (20,725)          --
                                            ---------     -------        ---------      --------     --------
Units outstanding at December 31, 1999      1,954,472      30,530           68,074        65,093        1,000
     Policy purchase payments                 532,634      16,560           38,691        22,929           --
     Policy terminations, withdrawals and
       charges                               (282,686)    (10,084)         (66,048)      (14,389)          --
                                            ---------     -------        ---------      --------     --------
Units outstanding at December 31, 2000      2,204,420      37,006           40,717        73,633        1,000
                                            =========     =======        =========      ========     ========

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(5) UNIT ACTIVITY FROM POLICY TRANSACTIONS (CONTINUED)

Unit Activity from Policy Transactions--Option 1: continued

                                                                        SEGREGATED SUB-ACCOUNTS
                                                        --------------------------------------------------------
                                                         MATURING      MATURING                 SMALL
                                                        GOVERNMENT    GOVERNMENT     VALUE     COMPANY    GLOBAL
                                                        BOND 2006     BOND 2010      STOCK      VALUE      BOND
                                                        ----------    ----------    -------    -------    ------
Units outstanding at December 31, 1997                    1,000         1,012        10,536        --         --
  Policy purchase payments                                   --           458        34,961    25,192      2,266
  Policy terminations, withdrawals and charges               --          (153)       (7,700)   (8,581)      (730)
                                                          -----         -----       -------    -------    ------
Units outstanding at December 31, 1998                    1,000         1,317        37,797    16,611      1,536
  Policy purchase payments                                   --         1,397        34,214    23,637      1,860
  Policy terminations, withdrawals and charges               --          (428)      (28,494)   (11,126)   (2,703)
                                                          -----         -----       -------    -------    ------
Units outstanding at December 31, 1999                    1,000         2,286        43,517    29,122        693
  Policy purchase payments                                   --           673        31,686    19,011      1,170
  Policy terminations, withdrawals and charges               --          (825)      (42,393)   (21,356)     (690)
                                                          -----         -----       -------    -------    ------
Units outstanding at December 31, 2000                    1,000         2,134        32,810    26,777      1,173
                                                          =====         =====       =======    =======    ======

                                                                            SEGREGATED SUB-ACCOUNTS
                                                          -----------------------------------------------------------
                                                                                                 FIDELITY    FIDELITY
                                                                                                   VIP         VIP
                                                          INDEX 400    MACRO-CAP    MICRO-CAP      HIGH      EQUITY-
                                                           MID-CAP       VALUE       GROWTH       INCOME      INCOME
                                                          ---------    ---------    ---------    --------    --------
Units outstanding at December 31, 1997                          --          --            --      31,854      33,024
  Policy purchase payments                                  50,672       5,016        16,249      12,031      15,666
  Policy terminations, withdrawals and charges              (8,943)     (1,906)       (4,229)     (4,464)     (5,154)
                                                           -------      ------       -------      ------      ------
Units outstanding at December 31, 1998                      41,729       3,110        12,020      39,421      43,536
  Policy purchase payments                                  56,106       4,591        25,098      13,483      23,986
  Policy terminations, withdrawals and charges             (26,640)     (1,717)       (3,866)     (1,746)     (6,693)
                                                           -------      ------       -------      ------      ------
Units outstanding at December 31, 1999                      71,195       5,984        33,252      51,158      60,829
  Policy purchase payments                                  52,212       4,577        15,304       9,700      23,183
  Policy terminations, withdrawals and charges             (97,303)     (3,034)      (23,452)     (2,756)     (7,834)
                                                           -------      ------       -------      ------      ------
Units outstanding at December 31, 2000                      26,104       7,527        25,104      58,102      76,178
                                                           =======      ======       =======      ======      ======

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(5) UNIT ACTIVITY FROM POLICY TRANSACTIONS (CONTINUED)

Unit Activity from Policy Transactions--Option 1: continued

                                                           SEGREGATED SUB-ACCOUNTS
                                                  -----------------------------------------
                                                   FIDELITY    JANUS ASPEN     JANUS ASPEN
                                                     VIP         CAPITAL      INTERNATIONAL
                                                  CONTRAFUND   APPRECIATION      GROWTH
                                                  ----------   ------------   -------------
Units outstanding at December 31, 1997              31,208            --             --
  Policy purchase payments                          19,012            --             --
  Policy terminations, withdrawals and charges      (4,342)           --             --
                                                   -------        ------         ------
Units outstanding at December 31, 1998              45,878            --             --
  Policy purchase payments                          19,138            --             --
  Policy terminations, withdrawals and charges      (6,252)           --             --
                                                   -------        ------         ------
Units outstanding at December 31, 1999              58,764            --             --
  Policy purchase payments                          20,292        17,522         12,987
  Policy terminations, withdrawals and charges     (12,989)       (1,988)        (1,643)
                                                   -------        ------         ------
Units outstanding at December 31, 2000              66,067        15,534         11,344
                                                   =======        ======         ======

Unit Activity from Policy Transactions--Option 2:
Transactions in units for each segregated sub-account for the periods ended December 31, 2000, 1999, and 1998 were as follows:

                                                                 SEGREGATED SUB-ACCOUNTS
                                                  ------------------------------------------------------
                                                                       MONEY       ASSET       MORTGAGE
                                                  GROWTH     BOND      MARKET    ALLOCATION   SECURITIES
                                                  -------   -------   --------   ----------   ----------
Units outstanding at December 31, 1997             92,564    48,295     95,600     52,163       10,899
  Policy purchase payments                         59,637    39,490    257,171     87,742        4,053
  Policy terminations, withdrawals and charges    (22,015)  (14,867)   (95,709)   (25,076)     (12,547)
                                                  -------   -------   --------    -------      -------
Units outstanding at December 31, 1998            130,186    72,918    257,062    114,829        2,405
  Policy purchase payments                         43,464    17,057     18,011    103,218        3,920
  Policy terminations, withdrawals and charges     (9,972)   (6,359)  (131,371)   (24,688)        (661)
                                                  -------   -------   --------    -------      -------
Units outstanding at December 31, 1999            163,678    83,616    143,702    193,359        5,664
  Policy purchase payments                         30,304    27,310      1,146     27,565       24,428
  Policy terminations, withdrawals and charges    (16,220)   (9,127)   (10,646)   (27,488)      (1,184)
                                                  -------   -------   --------    -------      -------
Units outstanding at December 31, 2000            177,762   101,799    134,202    193,436       28,908
                                                  =======   =======   ========    =======      =======

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(5) UNIT ACTIVITY FROM POLICY TRANSACTIONS (CONTINUED)

Unit Activity from Policy Transactions--Option 2: continued

                                                                      SEGREGATED SUB-ACCOUNTS
                                                  ---------------------------------------------------------------
                                                                                              SMALL     MATURING
                                                                CAPITAL      INTERNATIONAL   COMPANY   GOVERNMENT
                                                  INDEX 500   APPRECIATION       STOCK       GROWTH    BOND 2002
                                                  ---------   ------------   -------------   -------   ----------
Units outstanding at December 31, 1997             236,786       73,554          55,984       91,750     19,858
  Policy purchase payments                         192,364       69,526          49,950       50,188        457
  Policy terminations, withdrawals and charges     (53,396)     (67,002)         (7,857)      (7,059)   (20,310)
                                                  --------      -------         -------      -------    -------
Units outstanding at December 31, 1998             375,754       76,078          98,077      134,879          5
  Policy purchase payments                         261,431       47,528          45,128       31,756         --
  Policy terminations, withdrawals and charges     (69,949)      (6,266)         (8,554)      (8,390)        (1)
                                                  --------      -------         -------      -------    -------
Units outstanding at December 31, 1999             567,236      117,340         134,651      158,245          4
  Policy purchase payments                         129,483       16,501          38,423       30,757         --
  Policy terminations, withdrawals and charges    (106,460)     (28,074)        (34,148)     (24,044)        (4)
                                                  --------      -------         -------      -------    -------
Units outstanding at December 31, 2000             590,259      105,767         138,926      164,958         --
                                                  ========      =======         =======      =======    =======

                                                          SEGREGATED SUB-ACCOUNTS
                                                  ---------------------------------------
                                                   MATURING               SMALL
                                                  GOVERNMENT    VALUE    COMPANY   GLOBAL
                                                  BOND 2010     STOCK     VALUE     BOND
                                                  ----------   -------   -------   ------
Units outstanding at December 31, 1997                  --      43,594       --        --
  Policy purchase payments                           1,471      43,327    7,544     6,237
  Policy terminations, withdrawals and charges         (38)    (29,695)  (1,392)   (6,036)
                                                    ------     -------   ------    ------
Units outstanding at December 31, 1998               1,433      57,226    6,152       201
  Policy purchase payments                             198      28,563    8,329     1,266
  Policy terminations, withdrawals and charges         (95)    (10,280)  (1,534)     (392)
                                                    ------     -------   ------    ------
Units outstanding at December 31, 1999               1,536      75,509   12,947     1,075
  Policy purchase payments                          16,278      31,889    3,226       324
  Policy terminations, withdrawals and charges        (285)    (15,246)  (7,964)   (1,236)
                                                    ------     -------   ------    ------
Units outstanding at December 31, 2000              17,529      92,152    8,209       163
                                                    ======     =======   ======    ======

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(5) UNIT ACTIVITY FROM POLICY TRANSACTIONS (CONTINUED)

Unit Activity from Policy Transactions--Option 2: continued

                                                                        SEGREGATED SUB-ACCOUNTS
                                                      -----------------------------------------------------------
                                                                                                         FIDELITY
                                                                                             FIDELITY      VIP
                                                      INDEX 400    MACRO-CAP    MICRO-CAP    VIP HIGH    EQUITY-
                                                       MID-CAP       VALUE       GROWTH       INCOME      INCOME
                                                      ---------    ---------    ---------    --------    --------
Units outstanding at December 31, 1997                       --        --             --       23,732     156,865
  Policy purchase payments                               30,899        --         24,167       20,833     117,650
  Policy terminations, withdrawals and charges          (10,304)       --         (1,255)     (14,144)    (86,288)
                                                      ---------      ----        -------     --------    --------
Units outstanding at December 31, 1998                   20,595        --         22,912       30,421     188,227
  Policy purchase payments                               26,984        48         10,056       60,273      85,229
  Policy terminations, withdrawals and charges           (5,362)      (19)        (1,781)     (10,400)    (60,668)
                                                      ---------      ----        -------     --------    --------
Units outstanding at December 31, 1999                   42,217        29         31,187       80,294     212,788
  Policy purchase payments                               38,919       234         34,893      484,046     579,786
  Policy terminations, withdrawals and charges           (3,336)     (130)       (16,707)    (126,982)   (135,392)
                                                      ---------      ----        -------     --------    --------
Units outstanding at December 31, 2000                   77,800       133         49,373      437,358     657,182
                                                      =========      ====        =======     ========    ========

                                                                          SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------
                                                                 FIDELITY     JANUS ASPEN      JANUS ASPEN
                                                                   VIP          CAPITAL       INTERNATIONAL
                                                                CONTRAFUND    APPRECIATION       GROWTH
                                                                ----------    ------------    -------------
Units outstanding at December 31, 1997                             81,894            --               --
  Policy purchase payments                                         48,607            --               --
  Policy terminations, withdrawals and charges                     (9,466)           --               --
                                                                ---------        ------          -------
Units outstanding at December 31, 1998                            121,035            --               --
  Policy purchase payments                                         48,240            --               --
  Policy terminations, withdrawals and charges                    (10,045)           --               --
                                                                ---------        ------          -------
Units outstanding at December 31, 1999                            159,230            --               --
  Policy purchase payments                                      2,152,838        96,364          154,472
  Policy terminations, withdrawals and charges                   (405,140)       (1,749)          (5,151)
                                                                ---------        ------          -------
Units outstanding at December 31, 2000                          1,906,928        94,615          149,321
                                                                =========        ======          =======

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(5) UNIT ACTIVITY FROM POLICY TRANSACTIONS (CONTINUED)
Unit Activity from Policy Transactions--Option 3:
Transactions in units for each segregated sub-account for the periods ended December 31, 2000, 1999, and 1998 were as follows:

                                                              SEGREGATED SUB-ACCOUNTS
                                                  ------------------------------------------------
                                                                MONEY                    INDEX 400
                                                   GROWTH       MARKET      INDEX 500     MID-CAP
                                                  ---------   ----------   -----------   ---------
Units outstanding at December 31, 1997                   --           --    27,829,987          --
  Policy purchase payments                               --   42,064,010     1,011,961          --
  Policy terminations, withdrawals and charges           --     (115,052)  (27,812,550)         --
                                                  ---------   ----------   -----------   ---------
Units outstanding at December 31, 1998                   --   41,948,958     1,029,398          --
  Policy purchase payments                        3,059,682    1,772,223       378,324   3,059,683
  Policy terminations, withdrawals and charges      (26,639)  (6,057,477)      (36,665)    (26,639)
                                                  ---------   ----------   -----------   ---------
Units outstanding at December 31, 1999            3,033,043   37,663,704     1,371,057   3,033,044
  Policy purchase payments                          475,346       32,545            --     492,698
  Policy terminations, withdrawals and charges      (79,069)  (1,002,752)      (31,980)    (79,440)
                                                  ---------   ----------   -----------   ---------
Units outstanding at December 31, 2000            3,429,320   36,693,497     1,339,077   3,446,302
                                                  =========   ==========   ===========   =========

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(6) FINANCIAL HIGHLIGHTS

Financial Highlights--Option 1:
The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods indicated:

                                                       GROWTH                                    BOND
                                        -------------------------------------    ------------------------------------
                                               YEAR ENDED DECEMBER 31,                 YEAR ENDED DECEMBER 31,
                                        -------------------------------------    ------------------------------------
                                        2000     1999    1998    1997    1996    2000    1999    1998    1997    1996
                                        -----    ----    ----    ----    ----    ----    ----    ----    ----    ----
Unit value, beginning of year           $2.86    2.29    1.71    1.29    1.10    1.22    1.26    1.19    1.09    1.07
                                        -----    ----    ----    ----    ----    ----    ----    ----    ----    ----
  Income from investment operations:
     Net investment income (loss)        (.01)    --     .01     (.01)    --     .09     .03     .02     .05      .05
     Net gains or losses on securities
       (both realized and unrealized)    (.62)   .57     .57     .43     .19     .03     (.07)   .05     .05     (.03)
                                        -----    ----    ----    ----    ----    ----    ----    ----    ----    ----
          Total from investment
            operations                   (.63)   .57     .58     .42     .19     .12     (.04)   .07     .10      .02
                                        -----    ----    ----    ----    ----    ----    ----    ----    ----    ----
Unit value, end of year                 $2.23    2.86    2.29    1.71    1.29    1.34    1.22    1.26    1.19    1.09
                                        =====    ====    ====    ====    ====    ====    ====    ====    ====    ====

                                                    MONEY MARKET                           ASSET ALLOCATION
                                        -------------------------------------    ------------------------------------
                                               YEAR ENDED DECEMBER 31,                 YEAR ENDED DECEMBER 31,
                                        -------------------------------------    ------------------------------------
                                        2000     1999    1998    1997    1996    2000    1999    1998    1997    1996
                                        -----    ----    ----    ----    ----    ----    ----    ----    ----    ----
Unit value, beginning of year           $1.22    1.17    1.12    1.07    1.03    2.07    1.81    1.47    1.24    1.11
                                        =====    ====    ====    ====    ====    ====    ====    ====    ====    ====
Income from investment operations:
  Net investment income (loss)            .07    .05     .05     .05     .04      --     .06     .02      --      .02
  Net gains or losses on securities
     (both realized and unrealized)        --     --      --      --      --     (.22)   .20     .32     .23      .11
                                        -----    ----    ----    ----    ----    ----    ----    ----    ----    ----
       Total from investment
          operations                      .07    .05     .05     .05     .04     (.22)   .26     .34     .23      .13
                                        -----    ----    ----    ----    ----    ----    ----    ----    ----    ----
Unit value, end of year                 $1.29    1.22    1.17    1.12    1.07    1.85    2.07    1.81    1.47    1.24
                                        =====    ====    ====    ====    ====    ====    ====    ====    ====    ====

                                                 MORTGAGE SECURITIES                          INDEX 500
                                        -------------------------------------    ------------------------------------
                                               YEAR ENDED DECEMBER 31,                 YEAR ENDED DECEMBER 31,
                                        -------------------------------------    ------------------------------------
                                        2000     1999    1998    1997    1996    2000    1999    1998    1997    1996
                                        -----    ----    ----    ----    ----    ----    ----    ----    ----    ----
Unit value, beginning of year           $1.29    1.27    1.20    1.10    1.05    2.83    2.36    1.86    1.41    1.16
                                        -----    ----    ----    ----    ----    ----    ----    ----    ----    ----
Income from investment operations:
  Net investment income                   .11    .04      --     .06     .06     .01     .04     .01     .01      .01
  Net gains or losses on securities
     (both realized and unrealized)       .03    (.02)   .07     .04     (.01)   (.29)   .43     .49     .44      .24
                                        -----    ----    ----    ----    ----    ----    ----    ----    ----    ----
       Total from investment
          operations                      .14    .02     .07     .10     .05     (.28)   .47     .50     .45      .25
                                        -----    ----    ----    ----    ----    ----    ----    ----    ----    ----
Unit value, end of year                 $1.43    1.29    1.27    1.20    1.10    2.55    2.83    2.36    1.86    1.41
                                        =====    ====    ====    ====    ====    ====    ====    ====    ====    ====

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(6) FINANCIAL HIGHLIGHTS (CONTINUED)

Financial Highlights--Option 1:

                                                            CAPITAL APPRECIATION                     INTERNATIONAL STOCK
                                                    -------------------------------------    ------------------------------------
                                                           YEAR ENDED DECEMBER 31,                 YEAR ENDED DECEMBER 31,
                                                    -------------------------------------    ------------------------------------
                                                    2000     1999    1998    1997    1996    2000    1999    1998    1997    1996
                                                    -----    ----    ----    ----    ----    ----    ----    ----    ----    ----
Unit value, beginning of year                       $2.65    2.19    1.68    1.32    1.13    1.78    1.47    1.39    1.25    1.05
                                                    -----    ----    ----    ----    ----    ----    ----    ----    ----    ----
Income (loss) from investment operations:
   Net investment income (loss)                     (.01)    (.01)   (.01)   (.01)   (.01)   .02     .03      --     .03      .02
   Net gains or losses on securities (both
     realized and unrealized)                       (.27)    .47     .52     .37     .20     (.01)   .28     .08     .11      .18
                                                    -----    ----    ----    ----    ----    ----    ----    ----    ----    ----
       Total from investment operations             (.28)    .46     .51     .36     .19     .01     .31     .08     .14      .20
                                                    -----    ----    ----    ----    ----    ----    ----    ----    ----    ----
Unit value, end of year                             $2.37    2.65    2.19    1.68    1.32    1.79    1.78    1.47    1.39    1.25
                                                    =====    ====    ====    ====    ====    ====    ====    ====    ====    ====

                                                 SMALL COMPANY GROWTH                      MATURING GOVERNMENT BOND 2002
                                         -------------------------------------    -----------------------------------------------
                                                                                                                    PERIOD FROM
                                                YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,       MAY 1, 1996* TO
                                         -------------------------------------    ----------------------------     DECEMBER 31,
                                         2000     1999    1998    1997    1996    2000    1999    1998    1997         1996
                                         -----    ----    ----    ----    ----    ----    ----    ----    ----    ---------------
Unit value, beginning of year            $2.01    1.38    1.37    1.28    1.21    1.24    1.25    1.14    1.06         1.00
                                         -----    ----    ----    ----    ----    ----    ----    ----    ----         ----
Income (loss) from investment
 operations:
   Net investment income (loss)          (.01)     --      --     (.01)   (.01)   .07     .04     .06     .05           .06
   Net gains or losses on securities
     (both realized and unrealized)      (.23)    .63     .01     .10     .08     .02     (.05)   .05     .03            --
                                         -----    ----    ----    ----    ----    ----    ----    ----    ----         ----
       Total from investment
        operations                       (.24)    .63     .01     .09     .07     .09     (.01)   .11     .08           .06
                                         -----    ----    ----    ----    ----    ----    ----    ----    ----         ----
Unit value, end of year                  $1.77    2.01    1.38    1.37    1.28    1.33    1.24    1.25    1.14         1.06
                                         =====    ====    ====    ====    ====    ====    ====    ====    ====         ====

                                          MATURING GOVERNMENT BOND 2006                    MATURING GOVERNMENT BOND 2010
                                 -----------------------------------------------   ----------------------------------------------
                                                                   PERIOD FROM                                      PERIOD FROM
                                    YEAR ENDED DECEMBER 31,      MAY 1, 1996* TO     YEAR ENDED DECEMBER 31,      MAY 1, 1996* TO
                                 -----------------------------    DECEMBER 31,     ----------------------------    DECEMBER 31,
                                 2000     1999    1998    1997        1996         2000    1999    1998    1997        1996
                                 -----    ----    ----    ----   ---------------   ----    ----    ----    ----   ---------------
Unit value, beginning of period  $1.26    1.38    1.21    1.08        1.00         1.29    1.46    1.29    1.10        1.00
                                 -----    ----    ----    ----        ----         ----    ----    ----    ----        ----
Income (loss) from investment
 operations:
   Net investment income           .08    .06     .06     .05          .06         .08     .05     .05     .05           --
   Net gains or losses on
     securities (both realized
     and unrealized)               .11    (.18)   .11     .08          .02         .19     (.22)   .12     .14          .10
                                 -----    ----    ----    ----        ----         ----    ----    ----    ----        ----
       Total from investment
        operations                 .19    (.12)   .17     .13          .08         .27     (.17)   .17     .19          .10
                                 -----    ----    ----    ----        ----         ----    ----    ----    ----        ----
Unit value, end of period        $1.45    1.26    1.38    1.21        1.08         1.56    1.29    1.46    1.29        1.10
                                 =====    ====    ====    ====        ====         ====    ====    ====    ====        ====

                                                                      VALUE STOCK                       SMALL COMPANY VALUE
                                                         -------------------------------------    -------------------------------
                                                                                                   YEAR ENDED       PERIOD FROM
                                                                YEAR ENDED DECEMBER 31,           DECEMBER 31,     MAY 1, 1998*
                                                         -------------------------------------    ------------    TO DECEMBER 31,
                                                         2000     1999    1998    1997    1996    2000    1999         1998
                                                         -----    ----    ----    ----    ----    ----    ----    ---------------
Unit value, beginning of year                            $1.84    1.85    1.83    1.51    1.16    .86     .90          1.00
                                                         -----    ----    ----    ----    ----    ----    ----         ----
Income from investment operations:
    Net investment income (loss)                          (.02)   .04      --     .02     .01      --      --            --
    Net gains or losses on securities (both realized
      and unrealized)                                     (.02)   (.05)   .02     .30     .34     .24     (.04)        (.10)
                                                         -----    ----    ----    ----    ----    ----    ----         ----
        Total from investment operations                  (.04)   (.01)   .02     .32     .35     .24     (.04)        (.10)
                                                         -----    ----    ----    ----    ----    ----    ----         ----
Unit value, end of year                                  $1.80    1.84    1.85    1.83    1.51    1.10    .86           .90
                                                         =====    ====    ====    ====    ====    ====    ====         ====

------------
* Commencement of the segregated sub-account's operations.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(6) FINANCIAL HIGHLIGHTS (CONTINUED)

Financial Highlights--Option 1:

                                                                        GLOBAL BOND                      INDEX 400 MID-CAP
                                                              --------------------------------    -------------------------------
                                                               YEAR ENDED        PERIOD FROM       YEAR ENDED       PERIOD FROM
                                                              DECEMBER 31,      MAY 1, 1998*      DECEMBER 31,     MAY 1, 1998*
                                                              -------------    TO DECEMBER 31,    ------------    TO DECEMBER 31,
                                                              2000     1999         1998          2000    1999         1998
                                                              -----    ----    ---------------    ----    ----    ---------------
Unit value, beginning of period                               $1.02    1.11         1.00          1.20    1.05         1.00
                                                              -----    ----         ----          ----    ----         ----
Income from investment operations:
    Net investment income (loss)                                 --    .03            --           --      --            01
    Net gains or losses on securities (both realized and
      unrealized)                                              (.00)   (.12)         .11          .18     .15           .04
                                                              -----    ----         ----          ----    ----         ----
        Total from investment operations                       (.00)   (.09)         .11          .18     .15           .05
                                                              -----    ----         ----          ----    ----         ----
Unit value, end of period                                     $1.02    1.02         1.11          1.38    1.20         1.05
                                                              =====    ====         ====          ====    ====         ====

                                                                      MACRO-CAP VALUE                    MICRO-CAP GROWTH
                                                              --------------------------------    -------------------------------
                                                               YEAR ENDED        PERIOD FROM       YEAR ENDED       PERIOD FROM
                                                              DECEMBER 31,      MAY 1, 1998*      DECEMBER 31,     MAY 1, 1998*
                                                              -------------    TO DECEMBER 31,    ------------    TO DECEMBER 31,
                                                              2000     1999         1998          2000    1999         1998
                                                              -----    ----    ---------------    ----    ----    ---------------
Unit value, beginning of period                               $1.17    1.10         1.00          2.53    1.02         1.00
                                                              -----    ----         ----          ----    ----         ----
Income from investment operations:
    Net investment income (loss)                                 --     --            --          (.01)    --            --
    Net gains or losses on securities (both realized and
      unrealized)                                              (.09)   .07           .10          (.53)   1.51          .02
                                                              -----    ----         ----          ----    ----         ----
        Total from investment operations                       (.09)   .07           .10          (.54)   1.51          .02
                                                              -----    ----         ----          ----    ----         ----
Unit value, end of period                                     $1.08    1.17         1.10          1.99    2.53         1.02
                                                              =====    ====         ====          ====    ====         ====

                                               FIDELITY VIP HIGH INCOME                     FIDELITY VIP EQUITY-INCOME
                                     --------------------------------------------   -------------------------------------------
                                                                    PERIOD FROM                                   PERIOD FROM
                                      YEAR ENDED DECEMBER 31,      MAY 1, 1996*      YEAR ENDED DECEMBER 31,     MAY 1, 1996*
                                     --------------------------   TO DECEMBER 31,   -------------------------   TO DECEMBER 31,
                                     2000    1999   1998   1997        1996         2000   1999   1998   1997        1996
                                     -----   ----   ----   ----   ---------------   ----   ----   ----   ----   ---------------
Unit value, beginning of period      $1.28   1.19   1.25   1.07        1.00         1.59   1.51   1.36   1.06        1.00
                                     -----   ----   ----   ----        ----         ----   ----   ----   ----        ----
Income from investment operations:
    Net investment income              .07   .09     --    .07           --         .02     --     --    .01           --
    Net gains or losses on
      securities (both realized and
      unrealized)                     (.36)   --    (.06)  .11          .07         .11    .08    .15    .29          .06
                                     -----   ----   ----   ----        ----         ----   ----   ----   ----        ----
        Total from investment
          operations                  (.29)  .09    (.06)  .18          .07         .13    .08    .15    .30          .06
                                     -----   ----   ----   ----        ----         ----   ----   ----   ----        ----
Unit value, end of period            $ .99   1.28   1.19   1.25        1.07         1.72   1.59   1.51   1.36        1.06
                                     =====   ====   ====   ====        ====         ====   ====   ====   ====        ====

------------
* Commencement of the segregated sub-account's operations.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(6) FINANCIAL HIGHLIGHTS (CONTINUED)

Financial Highlights--Option 1:

                                                                                      JANUS ASPEN CAPITAL        JANUS ASPEN
                                                 FIDELITY VIP CONTRAFUND                  APPRECIATION       INTERNATIONAL GROWTH
                                       --------------------------------------------   --------------------   --------------------
                                                                      PERIOD FROM         PERIOD FROM            PERIOD FROM
                                        YEAR ENDED DECEMBER 31,      MAY 1, 1996*      FEBRUARY 10, 2000*     FEBRUARY 10, 2000*
                                       --------------------------   TO DECEMBER 31,     TO DECEMBER 31,        TO DECEMBER 31,
                                       2000    1999   1998   1997        1996                 2000                   2000
                                       -----   ----   ----   ----   ---------------   --------------------   --------------------
Unit value, beginning of period        $2.20   1.78   1.37   1.11        1.00                 1.00                   1.00
                                       -----   ----   ----   ----        ----                 ----                   ----
Income from investment operations:
    Net investment income (loss)          --    --     --     --         (.01)                 .01                    .01
    Net gains or losses on securities
      (both realized and unrealized)    (.16)  .42    .41    .26          .12                 (.27)                  (.33)
                                       -----   ----   ----   ----        ----                 ----                   ----
        Total from investment
          operations                    (.16)  .42    .41    .26          .11                 (.26)                  (.32)
                                       -----   ----   ----   ----        ----                 ----                   ----
Unit value, end of period              $2.04   2.20   1.78   1.37        1.11                  .74                    .68
                                       =====   ====   ====   ====        ====                 ====                   ====

---------------
* Commencement of the segregated sub-account's operations.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(6) FINANCIAL HIGHLIGHTS (CONTINUED)

Financial Highlights--Option 2:
The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods indicated:

                                                           GROWTH                                        BOND
                                         ------------------------------------------    -----------------------------------------
                                              YEAR ENDED             PERIOD FROM            YEAR ENDED            PERIOD FROM
                                             DECEMBER 31,         JANUARY 29, 1997*        DECEMBER 31,        JANUARY 29, 1997*
                                         ---------------------     TO DECEMBER 31,     --------------------     TO DECEMBER 31,
                                         2000     1999    1998          1997           2000    1999    1998          1997
                                         -----    ----    ----    -----------------    ----    ----    ----    -----------------
Unit value, beginning of period          $2.21    1.77    1.31          1.00           1.12    1.16    1.10          1.00
                                         -----    ----    ----          ----           ----    ----    ----          ----
Income from investment operations:
    Net investment income (loss)          (.01)    --     .01            .01           .06     .05     .06            .08
    Net gains or losses on securities
      (both realized and unrealized)      (.47)   .44     .45            .30           .06     (.09)    --            .02
                                         -----    ----    ----          ----           ----    ----    ----          ----
        Total from investment
          operations                      (.48)   .44     .46            .31           .12     (.04)   .06            .10
                                         -----    ----    ----          ----           ----    ----    ----          ----
Unit value, end of period                $1.73    2.21    1.77          1.31           1.24    1.12    1.16          1.10
                                         =====    ====    ====          ====           ====    ====    ====          ====

                                                        MONEY MARKET                               ASSET ALLOCATION
                                         ------------------------------------------    -----------------------------------------
                                              YEAR ENDED             PERIOD FROM            YEAR ENDED            PERIOD FROM
                                             DECEMBER 31,         JANUARY 29, 1997*        DECEMBER 31,        JANUARY 29, 1997*
                                         ---------------------     TO DECEMBER 31,     --------------------     TO DECEMBER 31,
                                         2000     1999    1998          1997           2000    1999    1998          1997
                                         -----    ----    ----    -----------------    ----    ----    ----    -----------------
Unit value, beginning of period          $1.14    1.09    1.05          1.00           1.66    1.45    1.18          1.00
                                         -----    ----    ----          ----           ----    ----    ----          ----
Income from investment operations:
    Net investment income                  .07    .05     .04            .05           .04     .06     .03            .02
    Net gains or losses on securities
      (both realized and unrealized)        --     --      --             --           (.21)   .15     .24            .16
                                         -----    ----    ----          ----           ----    ----    ----          ----
        Total from investment
          operations                       .07    .05     .04            .05           (.17)   .21     .27            .18
                                         -----    ----    ----          ----           ----    ----    ----          ----
Unit value, end of period                $1.21    1.14    1.09          1.05           1.49    1.66    1.45          1.18
                                         =====    ====    ====          ====           ====    ====    ====          ====

                                                    MORTGAGE SECURITIES                                INDEX 500
                                         ------------------------------------------    -----------------------------------------
                                              YEAR ENDED             PERIOD FROM            YEAR ENDED            PERIOD FROM
                                             DECEMBER 31,         JANUARY 29, 1997*        DECEMBER 31,        JANUARY 24, 1997*
                                         ---------------------     TO DECEMBER 31,     --------------------     TO DECEMBER 31,
                                         2000     1999    1998          1997           2000    1999    1998          1997
                                         -----    ----    ----    -----------------    ----    ----    ----    -----------------
Unit value, beginning of period          $1.18    1.16    1.09          1.00           1.94    1.62    1.27          1.00
                                         -----    ----    ----          ----           ----    ----    ----          ----
  Income from investment operations:
    Net investment income                  .02    .05     .07            .06           .01     .03     .01            .01
    Net gains or losses on securities
      (both realized and unrealized)       .11    (.03)    --            .03           (.19)   .29     .34            .26
                                         -----    ----    ----          ----           ----    ----    ----          ----
        Total from investment
          operations                       .13    .02     .07            .09           (.18)   .32     .35            .27
                                         -----    ----    ----          ----           ----    ----    ----          ----
Unit value, end of period                $1.31    1.18    1.16          1.09           1.76    1.94    1.62          1.27
                                         =====    ====    ====          ====           ====    ====    ====          ====

---------------
* Commencement of the segregated sub-account's operations.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(6) FINANCIAL HIGHLIGHTS (CONTINUED)

Financial Highlights--Option 2: continued

                                                    CAPITAL APPRECIATION                          INTERNATIONAL STOCK
                                         ------------------------------------------    -----------------------------------------
                                              YEAR ENDED             PERIOD FROM            YEAR ENDED            PERIOD FROM
                                             DECEMBER 31,         JANUARY 29, 1997*        DECEMBER 31,        JANUARY 29, 1997*
                                         ---------------------     TO DECEMBER 31,     --------------------     TO DECEMBER 31,
                                         2000     1999    1998          1997           2000    1999    1998          1997
                                         -----    ----    ----    -----------------    ----    ----    ----    -----------------
Unit value, beginning of period          $2.01    1.66    1.27          1.00           1.43    1.18    1.11          1.00
                                         -----    ----    ----          ----           ----    ----    ----          ----
Income from investment operations:
    Net investment income (loss)          (.01)    --      --             --           .02     .03     .02            .03
    Net gains or losses on securities
      (both realized and unrealized)      (.20)   .35     .39            .27           (.02)   .22     .05            .08
                                         -----    ----    ----          ----           ----    ----    ----          ----
        Total from investment
          operations                      (.21)   .35     .39            .27            --     .25     .07            .11
                                         -----    ----    ----          ----           ----    ----    ----          ----
Unit value, end of period                $1.80    2.01    1.66          1.27           1.43    1.43    1.18          1.11
                                         =====    ====    ====          ====           ====    ====    ====          ====

                                                       SMALL COMPANY GROWTH                    MATURING GOVERNMENT BOND 2002
                                            ------------------------------------------    ---------------------------------------
                                                 YEAR ENDED             PERIOD FROM            YEAR ENDED           PERIOD FROM
                                                DECEMBER 31,         JANUARY 24, 1997*        DECEMBER 31,        APRIL 2, 1997*
                                            ---------------------     TO DECEMBER 31,     --------------------    TO DECEMBER 31,
                                            2000     1999    1998          1997           2000    1999    1998         1997
                                            -----    ----    ----    -----------------    ----    ----    ----    ---------------
Unit value, beginning of period             $1.59    1.10    1.09          1.00           1.19    1.20    1.10         1.00
                                            -----    ----    ----          ----           ----    ----    ----         ----
Income (loss) from investment
  operations:
    Net investment income (loss)               --     --      --             --           (.01)   .04      --           .05
    Net gains or losses on securities
      (both realized and unrealized)         (.18)   .49     .01            .09           .06     (.05)   .10           .05
                                            -----    ----    ----          ----           ----    ----    ----         ----
        Total from investment operations     (.18)   .49     .01            .09           .05     (.01)   .10           .10
                                            -----    ----    ----          ----           ----    ----    ----         ----
Unit value, end of period                   $1.41    1.59    1.10          1.09           1.24**  1.19    1.20         1.10
                                            =====    ====    ====          ====           ====    ====    ====         ====

                                                   MATURING GOVERNMENT BOND 2010                      VALUE STOCK
                                                 ----------------------------------    -----------------------------------------
                                                  YEAR ENDED         PERIOD FROM            YEAR ENDED            PERIOD FROM
                                                 DECEMBER 31,     JANUARY 22, 1998*        DECEMBER 31,        JANUARY 24, 1997*
                                                 -------------     TO DECEMBER 31,     --------------------     TO DECEMBER 31,
                                                 2000     1999          1998           2000    1999    1998          1997
                                                 -----    ----    -----------------    ----    ----    ----    -----------------
Unit value, beginning of period                  $ .98    1.12          1.00           1.18    1.18    1.16          1.00
                                                 -----    ----          ----           ----    ----    ----          ----
Income (loss) from investment operations:
    Net investment income                          .01    .04            .01           .01     .03      --            .02
    Net gains or losses on securities (both
      realized and unrealized)                     .20    (.18)          .11           (.03)   (.03)   .02            .14
                                                 -----    ----          ----           ----    ----    ----          ----
        Total from investment operations           .21    (.14)          .12           (.02)    --     .02            .16
                                                 -----    ----          ----           ----    ----    ----          ----
Unit value, end of period                        $1.19    .98           1.12           1.16    1.18    1.18          1.16
                                                 =====    ====          ====           ====    ====    ====          ====

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(6) FINANCIAL HIGHLIGHTS (CONTINUED)

Financial Highlights--Option 2: continued

                                                                SMALL COMPANY VALUE                       GLOBAL BOND
                                                         ----------------------------------    ---------------------------------
                                                          YEAR ENDED         PERIOD FROM        YEAR ENDED        PERIOD FROM
                                                         DECEMBER 31,     JANUARY 22, 1998*    DECEMBER 31,    JANUARY 22, 1998*
                                                         -------------     TO DECEMBER 31,     ------------     TO DECEMBER 31,
                                                         2000     1999          1998           2000    1999          1998
                                                         -----    ----    -----------------    ----    ----    -----------------
Unit value, beginning of period                          $ .93    .96           1.00           1.05    1.14          1.00
                                                         -----    ----          ----           ----    ----          ----
  Income from investment operations:
    Net investment income (loss)                            --    .02            .01            --      04            .01
    Net gains or losses on securities (both realized
      and unrealized)                                      .25    (.05)         (.05)          .01     (.13)          .13
                                                         -----    ----          ----           ----    ----          ----
        Total from investment operations                   .25    (.03)         (.04)          .01     (.09)          .14
                                                         -----    ----          ----           ----    ----          ----
Unit value, end of period                                $1.18    .93            .96           1.06    1.05          1.14
                                                         =====    ====          ====           ====    ====          ====

------------
 * Commencement of the segregated sub-account's operations.
** Represents unit value on August 25, 2000, date of liquidation.

                                                                   INDEX 400 MID-CAP                     MACRO-CAP VALUE
                                                           ----------------------------------    -------------------------------
                                                            YEAR ENDED         PERIOD FROM                         PERIOD FROM
                                                           DECEMBER 31,     JANUARY 22, 1998*     YEAR ENDED      MAY 24, 1999*
                                                           -------------     TO DECEMBER 31,     DECEMBER 31,    TO DECEMBER 31,
                                                           2000     1999          1998               2000             1999
                                                           -----    ----    -----------------    ------------    ---------------
Unit value, beginning of period                            $1.37    1.19          1.00               1.04             1.00
                                                           -----    ----          ----               ----             ----
  Income (loss) from investment operations:
    Net investment income                                    .02     --            .01                .01              .01
    Net gains or losses on securities (both realized
      and unrealized)                                        .20    .18            .18               (.08)             .03
                                                           -----    ----          ----               ----             ----
        Total from investment operations                     .22    .18            .19               (.07)             .04
                                                           -----    ----          ----               ----             ----
  Unit value, end of period                                $1.59    1.37          1.19                .97             1.04
                                                           =====    ====          ====               ====             ====

                                                          MICRO-CAP GROWTH                     FIDELITY VIP HIGH INCOME
                                                 ----------------------------------    -----------------------------------------
                                                  YEAR ENDED         PERIOD FROM            YEAR ENDED            PERIOD FROM
                                                 DECEMBER 31,     JANUARY 22, 1998*        DECEMBER 31,        JANUARY 29, 1997*
                                                 -------------     TO DECEMBER 31,     --------------------     TO DECEMBER 31,
                                                 2000     1999          1998           2000    1999    1998          1997
                                                 -----    ----    -----------------    ----    ----    ----    -----------------
Unit value, beginning of period                  $2.65    1.07          1.00           1.20    1.11    1.16          1.00
                                                 -----    ----          ----           ----    ----    ----          ----
Income from investment operations:
    Net investment income (loss)                  (.01)    --             --           .02     .08     .06            .06
    Net gains or losses on securities (both
      realized and unrealized)                    (.55)   1.58           .07           (.30)   .01     (.11)          .10
                                                 -----    ----          ----           ----    ----    ----          ----
        Total from investment operations          (.56)   1.58           .07           (.28)   .09     (.05)          .16
                                                 -----    ----          ----           ----    ----    ----          ----
Unit value, end of period                        $2.09    2.65          1.07           .92     1.20    1.11          1.16
                                                 =====    ====          ====           ====    ====    ====          ====

                                                 FIDELITY VIP EQUITY-INCOME                     FIDELITY VIP CONTRAFUND
                                         ------------------------------------------    -----------------------------------------
                                              YEAR ENDED             PERIOD FROM            YEAR ENDED            PERIOD FROM
                                             DECEMBER 31,         JANUARY 29, 1997*        DECEMBER 31,        JANUARY 29, 1997*
                                         ---------------------     TO DECEMBER 31,     --------------------     TO DECEMBER 31,
                                         2000     1999    1998          1997           2000    1999    1998          1997
                                         -----    ----    ----    -----------------    ----    ----    ----    -----------------
Unit value, beginning of period          $1.47    1.39    1.25          1.00           1.95    1.57    1.21          1.00
                                         -----    ----    ----          ----           ----    ----    ----          ----
  Income from investment operations:
    Net investment income                  .01    .01     .01            .02            --      --      --             --
    Net gains or losses on securities
      (both realized and unrealized)       .11    .07     .13            .23           (.14)   .38     .36            .21
                                         -----    ----    ----          ----           ----    ----    ----          ----
        Total from investment
          operations                       .12    .08     .14            .25           (.14)   .38     .36            .21
                                         -----    ----    ----          ----           ----    ----    ----          ----
Unit value, end of period                $1.59    1.47    1.39          1.25           1.81    1.95    1.57          1.21
                                         =====    ====    ====          ====           ====    ====    ====          ====

------------
* Commencement of the segregated sub-account's operations.

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(6) FINANCIAL HIGHLIGHTS (CONTINUED)

Financial Highlights--Option 2: continued

                                                                    JANUS ASPEN             JANUS ASPEN
                                                                CAPITAL APPRECIATION    INTERNATIONAL GROWTH
                                                                --------------------    --------------------
                                                                    PERIOD FROM             PERIOD FROM
                                                                 FEBRUARY 10, 2000*      FEBRUARY 10, 2000*
                                                                  TO DECEMBER 31,         TO DECEMBER 31,
                                                                        2000                    2000
                                                                --------------------    --------------------
Unit value, beginning of period                                        $1.00                    1.00
                                                                       -----                    ----
  Income from investment operations:
     Net investment income                                               .01                     .01
     Net gains or losses on securities (both realized and
       unrealized)                                                      (.23)                   (.28)
                                                                       -----                    ----
          Total from investment operations                              (.22)                   (.27)
                                                                       -----                    ----
Unit value, end of period                                              $ .78                     .73
                                                                       =====                    ====

Financial Highlights--Option 3:
The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods indicated:

                                                             GROWTH                           MONEY MARKET
                                               ----------------------------------    -------------------------------
                                                                  PERIOD FROM         YEAR ENDED       PERIOD FROM
                                                YEAR-ENDED     SEPTEMBER 2, 1999*    DECEMBER 31,     MAY 29,1998*
                                               DECEMBER 31,     TO DECEMBER 31,      ------------    TO DECEMBER 31,
                                                   2000               1999           2000    1999         1998
                                               ------------    ------------------    ----    ----    ---------------
Unit value, beginning of period                   $1.19               1.00           1.08    1.03         1.00
                                                  -----               ----           ----    ----         ----
Income from investment operations:
     Net investment income (loss)                    --                .01           .06     .05           .03
     Net gains or losses on securities (both
       realized and unrealized)                    (.26)               .18            --      --            --
                                                  -----               ----           ----    ----         ----
          Total from investment operations         (.26)               .19           .06     .05           .03
                                                  -----               ----           ----    ----         ----
Unit value, end of period                         $ .93               1.19           1.14    1.08         1.03
                                                  =====               ====           ====    ====         ====

                                                      INDEX 500                            INDEX 400 MID-CAP
                                       ----------------------------------------    ----------------------------------
                                            YEAR ENDED            PERIOD FROM                         PERIOD FROM
                                           DECEMBER 31,         JUNE 24, 1997*      YEAR ENDED     SEPTEMBER 2, 1999*
                                       ---------------------    TO DECEMBER 31,    DECEMBER 31,     TO DECEMBER 31,
                                       2000     1999    1998         1997              2000               1999
                                       -----    ----    ----    ---------------    ------------    ------------------
Unit value, beginning of period        $1.80    1.50    1.17         1.00              1.12               1.00
                                       -----    ----    ----         ----              ----               ----
Income from investment operations:
  Net investment income                  .01    .02     .01            --               .01                .01
  Net gains or losses on securities
     (both realized and unrealized)     (.18)   .28     .32           .17               .17                .11
                                       -----    ----    ----         ----              ----               ----
          Total from investment
            operations                  (.17)   .30     .33           .17               .18                .12
                                       -----    ----    ----         ----              ----               ----
Unit value, end of period              $1.63    1.80    1.50         1.17              1.30               1.12
                                       =====    ====    ====         ====              ====               ====

------------
* Commencement of the segregated sub-account's operations.

Independent Auditors' Report
The Board of Directors
Minnesota Life Insurance Company:
   We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.
   Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

                                      /s/ KMPG LLP
Minneapolis, Minnesota
February 9, 2001

Minnesota Life Insurance Company and Subsidiaries
Consolidated Balance Sheets
December 31, 2000 and 1999
                                  Assets

                                                         2000        1999
                                                      ----------- -----------
                                                          (In thousands)
  Fixed maturity securities:
   Available-for-sale, at fair value (amortized cost
    $4,501,951 and $4,868,584)                        $ 4,623,058 $ 4,803,568
   Held-to-maturity, at amortized cost (fair value
    $886,315 and $968,852)                                860,632     974,814
  Equity securities, at fair value (cost $561,236 and
   $587,014)                                              638,032     770,269
  Mortgage loans, net                                     664,853     696,672
  Real estate, net                                         17,520      36,793
  Finance receivables, net                                128,545     134,812
  Policy loans                                            250,246     237,335
  Short-term investments                                  139,107      93,993
  Private equities (cost $293,333 and $232,412)           464,303     284,797
  Other invested assets                                   233,346      53,919
                                                      ----------- -----------
   Total investments                                    8,019,642   8,086,972
  Cash                                                     67,951     116,803
  Deferred policy acquisition costs                       711,546     713,217
  Accrued investment income                                91,887      93,385
  Premiums receivable, net                                109,062      94,171
  Property and equipment, net                              67,095      59,223
  Reinsurance recoverables                                587,335     194,940
  Other assets                                             59,862      58,449
  Separate account assets                               8,201,803   8,931,456
                                                      ----------- -----------
     Total assets                                     $17,916,183 $18,348,616
                                                      =========== ===========
                      Liabilities and Stockholder's Equity
Liabilities:
  Policy and contract account balances                $ 4,061,213 $ 4,234,183
  Future policy and contract benefits                   1,875,370   1,826,953
  Pending policy and contract claims                      107,015      90,762
  Other policyholders funds                               472,108     451,056
  Policyholders dividends payable                          55,813      51,749
  Unearned premiums and fees                              210,878     208,013
  Federal income tax liability:
   Current                                                 44,060      63,104
   Deferred                                               192,525     125,094
  Other liabilities                                       488,938     441,778
  Notes payable                                           185,000     218,000
  Separate account liabilities                          8,156,131   8,882,060
                                                      ----------- -----------
   Total liabilities                                   15,849,051  16,592,752
                                                      ----------- -----------
Stockholder's equity:
  Common stock, $1 par value, 5,000,000 shares
   authorized, issued and outstanding                       5,000       5,000
  Additional paid in capital                                3,000       3,000
  Retained earnings                                     1,811,707   1,629,787
  Accumulated other comprehensive income                  247,425     118,077
                                                      ----------- -----------
   Total stockholder's equity                           2,067,132   1,755,864
                                                      ----------- -----------
     Total liabilities and stockholder's equity       $17,916,183 $18,348,616
                                                      =========== ===========

       See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries
Consolidated Statements of Operations and Comprehensive Income
Years ended December 31, 2000, 1999 and 1998


                                             2000        1999        1998
                                          ----------  ----------  ----------
                                                   (In thousands)
Revenues:
  Premiums                                $  761,451  $  697,799  $  577,693
  Policy and contract fees                   359,980     331,110     300,361
  Net investment income                      575,900     540,056     531,081
  Net realized investment gains              147,623      79,615     114,652
  Finance charge income                       31,000      31,969      35,880
  Other income                                89,386      81,135      73,498
                                          ----------  ----------  ----------
    Total revenues                         1,965,340   1,761,684   1,633,165
                                          ----------  ----------  ----------
Benefits and expenses:
  Policyholders benefits                     697,396     667,207     519,926
  Interest credited to policies and con-
   tracts                                    289,298     282,627     290,870
  General operating expenses                 379,933     358,387     360,916
  Commissions                                123,463     110,645     110,211
  Administrative and sponsorship fees         80,288      79,787      80,183
  Dividends to policyholders                  19,526      18,928      25,159
  Interest on notes payable                   26,146      24,282      22,360
  Amortization of deferred policy acqui-
   sition costs                              185,962     123,455     148,098
  Capitalization of policy acquisition
   costs                                    (180,689)   (152,602)   (166,140)
                                          ----------  ----------  ----------
    Total benefits and expenses            1,621,323   1,512,716   1,391,583
                                          ----------  ----------  ----------
      Income from operations before taxes    344,017     248,968     241,582
  Federal income tax expense (benefit):
    Current                                  113,700      75,172      93,584
    Deferred                                  (4,403)     (1,439)    (15,351)
                                          ----------  ----------  ----------
      Total federal income tax expense       109,297      73,733      78,233
                                          ----------  ----------  ----------
        Net income                        $  234,720  $  175,235  $  163,349
                                          ==========  ==========  ==========
Other comprehensive income (loss), after
 tax:
  Foreign currency translation adjust-
   ments                                  $      --   $      --   $     (947)
  Unrealized gains (losses) on securities    129,348     (85,538)     47,889
                                          ----------  ----------  ----------
  Other comprehensive income (loss), net
   of tax                                    129,348     (85,538)     46,942
                                          ----------  ----------  ----------
        Comprehensive income              $  364,068  $   89,697  $  210,291
                                          ==========  ==========  ==========

       See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries
Consolidated Statements of Changes in Stockholder's Equity
Years ended December 31, 2000, 1999 and 1998


                                             2000        1999        1998
                                          ----------  ----------  ----------
                                                   (In thousands)
Common stock:
  Beginning balance                       $    5,000  $    5,000  $      --
  Issued during the year                         --          --        5,000
                                          ----------  ----------  ----------
    Total common stock                    $    5,000  $    5,000  $    5,000
                                          ==========  ==========  ==========
Additional paid in capital:
  Beginning balance                       $    3,000  $      --   $      --
  Contribution                                   --        3,000         --
                                          ----------  ----------  ----------
    Total additional paid in capital      $    3,000  $    3,000  $      --
                                          ==========  ==========  ==========
Retained earnings:
  Beginning balance                       $1,629,787  $1,513,661  $1,380,012
  Net income                                 234,720     175,235     163,349
  Retained earnings transfer for common
   stock issued                                  --          --       (5,000)
  Dividends to stockholder                   (52,800)    (59,109)    (24,700)
                                          ----------  ----------  ----------
    Total retained earnings               $1,811,707  $1,629,787  $1,513,661
                                          ==========  ==========  ==========
Accumulated other comprehensive income:
  Beginning balance                       $  118,077  $  203,615  $  156,673
  Change in unrealized appreciation (de-
   preciation) of investments                129,348     (85,538)     47,889
  Change in unrealized gain on foreign
   currency translation                          --          --         (947)
                                          ----------  ----------  ----------
    Total accumulated other comprehensive
     income                               $  247,425  $  118,077  $  203,615
                                          ==========  ==========  ==========
      Total stockholder's equity          $2,067,132  $1,755,864  $1,722,276
                                          ==========  ==========  ==========

       See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows
Years ended December 31, 2000, 1999 and 1998


                                               2000         1999         1998
                                            -----------  -----------  -----------
                                                      (In thousands)
Cash Flows from Operating Activities
Net income                                  $   234,720  $   175,235  $   163,349
Adjustments to reconcile net income to net
 cash
 provided by operating activities:
 Interest credited to annuity and insur-
  ance contracts                                289,298      282,627      290,870
 Fees deducted from policy and contract
  balances                                     (222,243)    (217,941)    (212,901)
 Change in future policy benefits                48,417       68,578       56,716
 Change in other policyholders liabili-
  ties                                           23,655       29,426       11,965
 Amortization of deferred policy acquisi-
  tion costs                                    185,962      123,455      148,098
 Capitalization of policy acquisition
  costs                                        (180,689)    (152,602)    (166,140)
 Change in premiums receivable                  (14,891)     (31,562)       5,421
 Change in federal income tax liabilities       (23,447)      14,598       (7,455)
 Net realized investment gains                 (147,623)     (79,615)    (114,652)
 Change in reinsurance recoverables            (406,852)     (18,257)     (26,557)
 Other, net                                     110,107       (9,057)      57,081
                                            -----------  -----------  -----------
   Net cash provided by (used for) operat-
    ing activities                             (103,586)     184,885      205,795
                                            -----------  -----------  -----------
Cash Flows from Investing Activities
Proceeds from sales of:
 Fixed maturity securities, available-
  for-sale                                    1,373,968    1,856,757    1,835,955
 Equity securities                              791,354      705,050      621,125
 Real estate                                      4,226        7,341        7,800
 Private equities                                46,012       28,128       20,025
 Other invested assets                           18,554        5,731          822
Proceeds from maturities and repayments
 of:
 Fixed maturity securities, available-
  for-sale                                      306,017      345,677      414,726
 Fixed maturity securities, held-to-matu-
  rity                                          127,450      122,704      148,848
 Mortgage loans                                 100,617      116,785      126,066
Purchases of:
 Fixed maturity securities, available-
  for-sale                                   (1,390,655)  (2,432,049)  (2,384,720)
 Fixed maturity securities, held-to-matu-
  rity                                          (13,897)      (8,446)     (99,989)
 Equity securities                             (634,873)    (613,596)    (610,553)
 Mortgage loans                                 (68,685)    (130,013)    (141,008)
 Real estate                                        (99)      (1,016)      (5,612)
 Private equities                               (84,239)     (79,584)     (64,811)
 Other invested assets                           (2,689)     (11,435)     (10,871)
Finance receivable originations or pur-
 chases                                        (180,433)     (74,989)     (77,141)
Finance receivable principal payments           176,053       88,697      109,277
Other, net                                      (96,556)     (91,346)     104,519
                                            -----------  -----------  -----------
   Net cash provided by (used for) invest-
    ing activities                              472,125     (165,604)      (5,542)
                                            -----------  -----------  -----------
Cash Flows from Financing Activities
Deposits credited to annuity and insurance
 contracts                                      497,868      448,012      952,622
Withdrawals from annuity and insurance
 contracts                                     (689,749)    (478,775)  (1,053,844)
Proceeds from issuance of debt                      --        50,000       40,000
Payments on debt                               (123,000)     (49,000)     (31,000)
Dividends paid to stockholder                   (52,800)     (83,809)         --
Other, net                                       (4,596)      (7,008)      (4,467)
                                            -----------  -----------  -----------
   Net cash used for financing activities      (372,277)    (120,580)     (96,689)
                                            -----------  -----------  -----------
Net increase (decrease) in cash and short-
 term investments                                (3,738)    (101,299)     103,564
Cash and short-term investments, beginning
 of year                                        210,796      312,095      208,531
                                            -----------  -----------  -----------
Cash and short-term investments, end of
 year                                       $   207,058  $   210,796  $   312,095
                                            ===========  ===========  ===========

       See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(1) Nature of Operations
Description of Business
The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly owned subsidiaries, Personal Finance Company, Enterprise Holding Company, Advantus Capital Management, Inc., HomePlus Insurance Company, Northstar Life Insurance Company, The Ministers Life Insurance Company and its majority-owned subsidiary MIMLIC Life Insurance Company. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.
   The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into five strategic business units, which focus on various markets: Individual Insurance, Financial Services, Group Insurance, Pension and Asset Management. Revenues in 2000 for these business units were $690,624,000, $306,113,000, $469,050,000,
$183,443,000 and $79,960,000, respectively. Additional revenues of $236,150,000 were reported by the Company's subsidiaries and corporate product line.
   The Company serves over six million people through more than 4,000 associates located at its St. Paul, Minnesota headquarters and in sales offices nationwide.
Conversion to a Mutual Holding Company Structure
Consent was given from the Minnesota Department of Commerce (Department of Commerce) allowing The Minnesota Mutual Life Insurance Company to implement a conversion to a mutual holding company. The Minnesota Mutual Life Insurance Company enacted this privilege effective October 1, 1998. The conversion created Minnesota Mutual Companies, Inc., a mutual holding company, Securian Holding Company, and Securian Financial Group, Inc., which are intermediate stock holding companies. The Minnesota Mutual Life Insurance Company was converted into a stock life insurance company and renamed Minnesota Life Insurance Company. Minnesota Mutual Companies, Inc. will at all times, in accordance with the conversion plan and as required by the Mutual Insurance Holding Company Act, directly or indirectly control Minnesota Life Insurance Company through the ownership of at least a majority of the voting power of the voting shares of the capital stock of Minnesota Life Insurance Company. Annuity contract and life insurance policyholders of Minnesota Life Insurance Company have certain membership interests consisting primarily of the right to vote on certain matters involving Minnesota Mutual Companies, Inc. and the right to receive distributions of surplus in the event of demutualization, dissolution or liquidation of Minnesota Mutual Companies, Inc.
(2) Summary of Significant Accounting Policies
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.
   The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)
Insurance Revenues and Expenses
Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.
   Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include both the portion of claims not covered by and interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.
Deferred Policy Acquisition Costs
The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.
   For traditional life, accident and health and group life products, deferred policy acquisition costs are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.
   For nontraditional life products and deferred annuities, deferred policy acquisition costs are amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins.
Software Capitalization
Computer software costs incurred for internal use are capitalized and amortized over a three-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized cost of $13,314,000 and $7,790,000 and amortized software expense of $5,014,000 and $1,716,000 as of December 31, 2000 and 1999
respectively.
Finance Charge Income and Receivables
Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Finance charges and interest is suspended when a loan is considered by management to be impaired. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest previously accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)
Valuation of Investments
Fixed maturity securities (bonds) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost, net of write-downs for other than temporary declines in value. Fixed maturity securities, which may be sold prior to maturity, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method.
   Equity securities (common stocks and preferred stocks) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company and mutual funds in select assets classes that are sub-advised. These contributions are carried at the market value of the underlying net assets of the funds.
   Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral.
   Private equity investments in limited partnerships are carried on the balance sheet at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Changes in fair value are recorded directly in stockholder's equity. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.
   Fair values of fixed maturity securities, equity securities and private equities are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from either independent pricing services which specialize in matrix pricing and modeling techniques, independent broker bids, financial statement valuations or internal appraisal. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.
   Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 2000 and 1999, was $7,334,000 and $7,101,000, respectively.
   Policy loans are carried at the unpaid principal balance.
Derivative Financial Instruments
During the fourth quarter of 2000, the Company sold all of its investments in international bonds denominated in foreign currencies. The Company realized a loss on this sale, including foreign exchange losses, of $17,171,000. The Company used forward foreign exchange currency contracts as a part of its risk management strategy for international investments. Upon sale of the international investments, the Company purchased offsetting forward contracts, such that upon close date of the existing contracts, there is expected to be no material impact to the Company's results of operations or financial position. Notional amounts of the forward contracts for the years ended December 31, 2000 and 1999, were $65,771,000 and $98,606,000, respectively.
   In June 1998, the FASB issued Statement No. 133 (FAS 133), Accounting for Derivative Instruments and Hedging Activities, which establishes accounting and reporting standards for derivative instruments. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In June 1999, the FASB issued Statement No. 137, Accounting for Derivative Instruments and Hedging Activities-Deferral of the Effective Date of FASB Statement No. 133, which

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)
Derivative Financial Instruments (continued)
postponed the adoption date of FAS 133. As such, the Company is not required to adopt FAS 133 until the year 2001. The Company will adopt FAS 133 effective January 1, 2001. As part of the adoption, the Company has elected to exercise the one-time option available under FAS 133 to reclassify all of its held-to-maturity fixed income securities to the available-for-sale category. The Company has estimated an impact for this change of approximately $17,000,000 to other comprehensive income. The Company expects no other material impacts to its results of operations or financial position due to the adoption of FAS 133.
Capital Gains and Losses
Realized and unrealized capital gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities, available-for-sale securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.
   Changes in the fair value of fixed maturity securities available-for-sale, equity securities and private equity investments in limited partnerships are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.
Securities Lending
Beginning in 2000, the Company engaged in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 110% of the market value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company. At December 31, 2000, $72,372,000 of securities were loaned to other financial institutions, consisting of common stock investments. As of December 31, 2000, the collateral associated with securities lending was $77,124,000.
   The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded in the consolidated balance sheet in other invested assets and other liabilities, respectively. Additionally, the securities on loan at year-end are included in other invested assets in the consolidated balance sheet.
   Although the Company's securities lending program involves certain credit risk, the Company believes that the high quality of the collateral received (primarily cash and money market instruments) and the Company's monitoring policies and procedures mitigate the likelihood of material losses under these arrangements.
Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation of $131,841,000 and $118,118,000 at December 31, 2000 and 1999, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expenses for the years ended December 31, 2000, 1999 and 1998, were $13,723,000, $11,749,000 and $10,765,000, respectively.
Separate Accounts
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts.
   The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $45,672,000 and $49,396,000 at December 31, 2000 and 1999, respectively.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)
Policyholders Liabilities
Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.
   Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.
   Other policyholders funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.
Reclassifications
Certain 1999 and 1998 consolidated financial statement balances have been reclassified to conform to the 2000 presentation.
Participating Business
Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2000 and 1999, the total participating business in force was $20,372,806,000 and $21,565,675,000, respectively.
Income Taxes
The Company's federal income tax return is a consolidated life/non-life return filed under Minnesota Mutual Companies, Inc., the Company's ultimate parent. The method of allocation between companies is subject to written agreement, approved by an officer of the corporation. Allocation is based upon separate return calculations with a credit for any currently used net losses and tax credits. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service.
   Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.
Reinsurance Recoverables
Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

Minnesota Life Insurance Company and Subsidiaries

(3) Investments
   Net investment income for the years ended December 31 was as follows:

                             2000      1999      1998
                           --------  --------  --------
                                 (In thousands)
Fixed maturity securities  $429,168  $428,286  $445,220
Equity securities            52,097    29,282    12,183
Mortgage loans               54,313    54,596    54,785
Real estate                   3,697        11      (236)
Policy loans                 17,371    16,016    15,502
Short-term investments       14,257     5,829     6,147
Private equities              3,191     4,114     1,908
Other invested assets         5,404     6,278     1,918
                           --------  --------  --------
  Gross investment income   579,498   544,412   537,427
Investment expenses          (3,598)   (4,356)   (6,346)
                           --------  --------  --------
  Total                    $575,900  $540,056  $531,081
                           ========  ========  ========

   Net realized investment gains (losses) for the years ended December 31 were as follows:


                             2000      1999      1998
                           --------  --------  --------
                                 (In thousands)
Fixed maturity securities  $(57,955) $(31,404) $ 43,244
Equity securities           177,243    91,591    47,526
Mortgage loans                 (419)    1,344     3,399
Real estate                  (2,456)    4,806     7,809
Private equities             28,128    13,983     6,336
Other invested assets         3,082      (705)    6,338
                           --------  --------  --------
  Total                    $147,623  $ 79,615  $114,652
                           ========  ========  ========

   Gross realized gains (losses) on the sales of fixed maturity securities and equity securities for the years ended December 31 were as follows:

                                                  2000      1999      1998
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 10,926  $ 28,619  $ 56,428
  Gross realized losses                          (68,881)  (60,023)  (13,184)
Equity securities:
  Gross realized gains                           260,022   143,180   107,342
  Gross realized losses                          (82,779)  (51,589)  (59,816)
Private equities:
  Gross realized gains                            29,076    14,558    13,563
  Gross realized losses                             (948)     (575)   (7,227)

   Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:


                                                   2000       1999
                                                 ---------  ---------
                                                   (In thousands)
Gross unrealized gains                           $ 523,768  $ 361,895
Gross unrealized losses                           (147,016)  (184,268)
Adjustment to deferred acquisition costs               --        (414)
Adjustment to unearned policy and contract fees        --        (473)
Deferred federal income taxes                     (129,327)   (58,663)
                                                 ---------  ---------
  Net unrealized gains                           $ 247,425  $ 118,077
                                                 =========  =========


Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)
   The amortized cost and fair value of investments in marketable securities by type of investment were as follows:


                                            Gross Unrealized
                                            -----------------
                                 Amortized                       Fair
                                    Cost     Gains    Losses    Value
                                 ---------- -------- -------- ----------
                                             (In thousands)
December 31, 2000
Available-for-sale:
  United States government and
   government
   agencies and authorities      $  141,759 $  5,728 $    236 $  147,251
  Foreign governments                 4,706      186       55      4,837
  Corporate securities            2,910,328  174,534   77,102  3,007,760
  Mortgage-backed securities      1,445,158   27,463    9,411  1,463,210
                                 ---------- -------- -------- ----------
    Total fixed maturities        4,501,951  207,911   86,804  4,623,058
  Equity securities-unaffiliated    418,307  111,964   59,457    470,814
  Equity securities-affiliated
   mutual funds                     142,929   24,332       43    167,218
                                 ---------- -------- -------- ----------
    Total equity securities         561,236  136,296   59,500    638,032
                                 ---------- -------- -------- ----------
      Total available-for-sale    5,063,187  344,207  146,304  5,261,090
Held-to maturity:
  Corporate securities              750,121   29,855    5,997    773,979
  Mortgage-backed securities        110,511    4,474    2,649    112,336
                                 ---------- -------- -------- ----------
    Total held-to-maturity          860,632   34,329    8,646    886,315
                                 ---------- -------- -------- ----------
      Total                      $5,923,819 $378,536 $154,950 $6,147,405
                                 ========== ======== ======== ==========



                                            Gross Unrealized
                                            -----------------
                                 Amortized                       Fair
                                    Cost     Gains    Losses    Value
                                 ---------- -------- -------- ----------
                                             (In thousands)
December 31, 1999
Available-for-sale:
  United States government and
   government
   agencies and authorities      $  151,864 $     32 $  8,299 $  143,597
  Foreign governments               122,505      678    7,913    115,270
  Corporate securities            3,088,999  108,203  117,543  3,079,659
  International bond securities      28,979      --     2,633     26,346
  Mortgage-backed securities      1,476,237    4,867   42,408  1,438,696
                                 ---------- -------- -------- ----------
    Total fixed maturities        4,868,584  113,780  178,796  4,803,568
  Equity securities-unaffiliated    463,089  142,583    2,745    602,927
  Equity securities-affiliated
   mutual funds                     123,925   44,014      597    167,342
                                 ---------- -------- -------- ----------
    Total equity securities         587,014  186,597    3,342    770,269
                                 ---------- -------- -------- ----------
      Total available-for-sale    5,455,598  300,377  182,138  5,573,837
Held-to maturity:
  Corporate securities              848,689   15,965   21,492    843,162
  Mortgage-backed securities        126,125    2,584    3,019    125,690
                                 ---------- -------- -------- ----------
    Total held-to-maturity          974,814   18,549   24,511    968,852
                                 ---------- -------- -------- ----------
      Total                      $6,430,412 $318,926 $206,649 $6,542,689
                                 ========== ======== ======== ==========


Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)
   The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                        Available-for-Sale    Held-to-Maturity
                                       --------------------- ------------------
                                       Amortized     Fair    Amortized   Fair
                                          Cost      Value      Cost     Value
                                       ---------- ---------- --------- --------
                                                    (In thousands)
Due in one year or less                $   51,759 $   76,245 $  4,929  $  4,968
Due after one year through five years   1,075,369  1,120,073  160,974   165,847
Due after five years through ten
 years                                  1,092,617  1,131,291  332,437   344,968
Due after ten years                       837,048    832,239  251,781   258,196
                                       ---------- ---------- --------  --------
                                        3,056,793  3,159,848  750,121   773,979
Mortgage-backed securities              1,445,158  1,463,210  110,511   112,336
                                       ---------- ---------- --------  --------
  Total                                $4,501,951 $4,623,058 $860,632  $886,315
                                       ========== ========== ========  ========

   At December 31, 2000 and 1999, fixed maturity securities and short-term investments with a carrying value of $14,902,000 and $13,457,000, respectively, were on deposit with various regulatory authorities as required by law.
   At December 31, 2000 and 1999, no mortgage loans were considered impaired. A general allowance for credit losses was established for potential impairments in the remainder of the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 2000 and 1999.
   Changes in the allowance for credit losses on mortgage loans were as follows:


                                                          2000   1999   1998
                                                         ------ ------ ------
                                                            (In thousands)
Balance at beginning of year                             $1,500 $1,500 $1,500
Provision for credit losses                                 --     --     --
Charge-offs                                                 --     --     --
                                                         ------ ------ ------
Balance at end of year                                   $1,500 $1,500 $1,500
                                                         ====== ====== ======

   Below is a summary of interest income on impaired mortgage loans.

                                                          2000   1999   1998
                                                         ------ ------ ------
                                                            (In thousands)
Average impaired mortgage loans                          $    2 $    4 $   14
Interest income on impaired mortgage loans--contractual     --       4     18
Interest income on impaired mortgage loans--collected       --       4     17

(4) Notes Receivable
The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The note bears interest at a rate of 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company are accrued and are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. As of December 31, 2000 and 1999, HRA has drawn $14,523,000 and $13,574,000 on this loan contingency agreement and accrued interest of $3,015,000 and $1,795,000, respectively. The loan balance is included in other invested assets, accrued interest is included in accrued investment income and investment income is included in net investment income.

Minnesota Life Insurance Company and Subsidiaries

(5) Net Finance Receivables
Finance receivables as of December 31 were as follows:


                                       2000      1999
                                     --------  --------
                                      (In thousands)
Direct installment loans             $119,310  $127,379
Retail installment notes               12,432     9,199
Retail revolving credit                   677     3,457
Accrued interest                        2,462     2,505
                                     --------  --------
  Gross receivables                   134,881   142,540
Allowance for uncollectible amounts    (6,336)   (7,728)
                                     --------  --------
    Finance receivables, net         $128,545  $134,812
                                     ========  ========

   The direct installment loans, at December 31, 2000 and 1999, consisted of $90,466,000 and $83,376,000, respectively, of discount basis loans (net of unearned finance charges) and $28,844,000 and $44,003,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months; the retail installment notes are principally discount basis, arise from the sale of household appliances, furniture and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $19 million and $27 million of real estate secured loans at December 31, 2000 and 1999, respectively. Revolving credit loans included approximately $0.5 million and $3 million of real estate secured loans at December 31, 2000 and 1999, respectively. Contractual maturities of the finance receivables by year, as required by the industry audit guide for finance companies, were not readily available at December 31, 2000 and 1999, but experience has shown that such information is not significant in that a substantial portion of receivables will be renewed, converted, or paid in full prior to maturity.
   During the years ended December 31, 2000 and 1999, principal cash collections of direct installment loans were $60,800,000 and $73,000,000, respectively, and the percentages of these cash collections to average net balances were 52% and 54%, respectively. Retail installment notes' principal cash collections to average net balances were $15,470,000 and $12,891,000, respectively, and the percentages of these cash collections to average net balances were 149% and 128%, respectively.
   The ratio for the allowance for losses to net outstanding receivables balances at December 31, 2000 and 1999 was 4.7% and 5.4%, respectively. Changes in the allowance for losses for the periods ended December were as follows:

                                         2000      1999      1998
                                       --------  --------  --------
                                             (In thousands)
Balance at beginning of year           $  7,728  $ 16,076  $ 20,545
Provision for credit losses               6,244     5,434    10,712
Allowance applicable to bulk purchase       --        125       --
Charge-offs                             (10,523)  (16,712)  (18,440)
Recoveries                                2,887     2,805     3,259
                                       --------  --------  --------
Balance at end of year                 $  6,336  $  7,728  $ 16,076
                                       ========  ========  ========

   At December 31, 2000, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 2000 and the related allowance for credit losses were as follows:


                                     Installment Revolving
                                        Loans     Credit   Total
                                     ----------- --------- ------
                                            (In thousands)
Balances at December 31, 2000          $2,742       147    $2,889
Related allowance for credit losses    $  940       --     $  940


Minnesota Life Insurance Company and Subsidiaries

(5) Net Finance Receivables (continued)
   All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 2000. The average quarterly balance of impaired loans during the year ended December 31, 2000 and 1999, was $3,544,000 and $5,758,000 for installment basis loans and $634,000 and $6,214,000 for revolving credit loans, respectively.
   There were no material commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2000.
(6) Income Taxes
Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:


                             2000     1999     1998
                           --------  -------  -------
                                (In thousands)
Computed tax expense       $120,406  $87,139  $84,553
Difference between com-
 puted and actual tax ex-
 pense:
  Dividends received de-
   duction                   (4,696)  (3,127)  (1,730)
  Special tax on mutual
   life insurance compa-
   nies                      (5,235)  (9,568)  (3,455)
  Foundation gain              (568)    (538)     --
  Tax credits                (3,400)  (4,500)  (4,416)
  Expense adjustments and
   other                      2,790    4,327    3,281
                           --------  -------  -------
    Total tax expense      $109,297  $73,733  $78,233
                           ========  =======  =======

   The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:


                                                        2000     1999
                                                      -------- --------
                                                       (In thousands)
Deferred tax assets:
  Policyholders liabilities                           $ 11,899 $ 23,622
  Pension and post retirement benefits                  34,079   30,151
  Tax deferred policy acquisition costs                 90,600   91,976
  Deferred gain on individual disability coinsurance    22,152      --
  Net realized capital losses                           12,688    6,709
  Other                                                 13,023   18,295
                                                      -------- --------
    Gross deferred tax assets                          184,441  170,753
                                                      -------- --------
Deferred tax liabilities:
  Deferred policy acquisition costs                   $198,195 $198,501
  Premiums                                              14,525   10,593
  Real estate and property and equipment depreciation    6,478   14,642
  Basis difference on investments                       21,307    8,092
  Net unrealized capital gains                         129,327   58,973
  Other                                                  7,134    5,046
                                                      -------- --------
    Gross deferred tax liabilities                     376,966  295,847
                                                      -------- --------
      Net deferred tax liability                      $192,525 $125,094
                                                      ======== ========

   A valuation allowance for deferred tax assets was not considered necessary as of December 31, 2000 and 1999 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

Minnesota Life Insurance Company and Subsidiaries

(6) Income Taxes (continued)
   Income taxes paid for the years ended December 31, 2000, 1999 and 1998, were $132,744,000, $59,905,000 and $91,259,000, respectively.
   During 2000, the Internal Revenue Service (IRS) completed their field audit of the Company's 1997, 1996 and 1995 tax returns. All taxes assessed as a result of the audit were paid, however, one issue is being taken to the appeals level. The Company's tax returns for 1998 and later are expected to be under examination by the IRS in the coming year. The Company believes that any additional taxes refunded or assessed, as a result of the resolution of the one remaining issue from 1997, 1996 and 1995 and the examination for 1998 and later will not have a material effect on its financial position.
(7) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses
Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:


                                  2000       1999     1998
                                ---------  -------- --------
                                      (In thousands)
Balance at January 1            $ 470,501  $435,079 $409,249
  Less: reinsurance recoverable   121,395   108,918  104,741
                                ---------  -------- --------
Net balance at January 1          349,106   326,161  304,508
                                ---------  -------- --------
Incurred related to:
  Current year                     95,703    92,421   92,793
  Prior years                      11,761    19,435   14,644
                                ---------  -------- --------
Total incurred                    107,464   111,856  107,437
                                ---------  -------- --------
Paid related to:
  Current year                     28,968    25,084   27,660
  Prior years                      58,557    63,827   58,124
                                ---------  -------- --------
Total paid                         87,525    88,911   85,784
                                ---------  -------- --------
Individual disability transfer   (292,752)      --       --
                                ---------  -------- --------
Net balance at December 31         76,293   349,106  326,161
  Plus: reinsurance recoverable   404,357   121,395  108,918
                                ---------  -------- --------
Balance at December 31          $ 480,650  $470,501 $435,079
                                =========  ======== ========

   The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.
   As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred increased by $11,761,000, $19,435,000 and $14,644,000 in
2000, 1999 and 1998, respectively, which includes the amortization of discount on individual accident and health claim reserves of $14,016,000, $13,918,000, $14,256,000 in 2000, 1999 and 1998, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.
   During 2000, the Company transferred reserves associated with its Individual Disability line of business to Standard Insurance Company under a 100% coinsurance agreement. Associated reserves for accident and health claims, reserve for losses and claim and loss adjustment expenses were transferred as a part of this agreement.

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans

Pension Plans and Post Retirement Plans Other than Pensions
The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations. The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.

   The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

   The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2000      1999      2000      1999
                                        --------  --------  --------  --------
                                                  (In thousands)
Change in benefit obligation:
Benefit obligation at beginning of
 year                                   $197,025  $181,439  $ 33,720  $ 31,236
Service cost                               8,895     8,272     1,454     1,419
Interest cost                             15,058    13,132     2,314     2,340
Amendments                                   --      4,385       --        --
Actuarial gain                            (4,229)   (4,143)   (3,987)      (33)
Benefits paid                             (6,407)   (6,060)   (1,949)   (1,242)
                                        --------  --------  --------  --------
Benefit obligation at end of year       $210,342  $197,025  $ 31,552  $ 33,720
                                        ========  ========  ========  ========
Change in plan assets:
Fair value of plan assets at the be-
 ginning of the year                    $159,694  $146,710  $    --   $    --
Actual return on plan assets               6,987    12,948       --        --
Employer contribution                      6,897     6,096     1,949     1,242
Benefits paid                             (6,407)   (6,060)   (1,949)   (1,242)
                                        --------  --------  --------  --------
Fair value of plan assets at the end
 of year                                $167,171  $159,694  $    --   $    --
                                        ========  ========  ========  ========
Funded status                           $(43,171) $(37,330) $(31,552) $(33,720)
Unrecognized net actuarial loss (gain)     8,004     6,812    (9,629)   (6,089)
Unrecognized prior service cost (bene-
 fit)                                      7,770     8,723    (1,959)   (2,472)
                                        --------  --------  --------  --------
Net amount recognized                   $(27,397) $(21,795) $(43,140) $(42,281)
                                        ========  ========  ========  ========
Amounts recognized in the balance
 sheet statement consist of:
Accrued benefit cost                    $(31,624) $(27,980) $(43,170) $(42,395)
Intangible asset                           4,227     6,185        30       114
                                        --------  --------  --------  --------
Net amount recognized                   $(27,397) $(21,795) $(43,140) $(42,281)
                                        ========  ========  ========  ========
Weighted average assumptions as of De-
 cember 31:
Discount rate                               8.00%     7.50%     8.00%     7.50%
Expected return on plan assets              8.26%     8.27%      --        --
Rate of compensation increase               5.36%     5.32%      --        --


Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)
   For measurement purposes, an 8.0 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2001. The rate was assumed to decrease gradually to 5.5 percent for 2006 and remain at that level thereafter.


                               Pension Benefits            Other Benefits
                          ----------------------------  ----------------------
                            2000      1999      1998     2000    1999    1998
                          --------  --------  --------  ------  ------  ------
                                          (In thousands)
Components of net peri-
 odic benefit cost:
Service cost              $  8,895  $  8,272  $  8,402  $1,454  $1,419  $1,375
Interest cost               15,058    13,132    10,436   2,314   2,340   1,713
Expected return on plan
 assets                    (13,151)  (12,080)  (10,978)    --      --      --
Amortization of prior
 service cost (benefit)        954       954       578    (513)   (513)   (513)
Recognized net actuarial
 loss (gain)                   743       459       190    (448)   (195)   (559)
                          --------  --------  --------  ------  ------  ------
    Net periodic benefit
     cost                 $ 12,499  $ 10,737  $  8,628  $2,807  $3,051  $2,016
                          ========  ========  ========  ======  ======  ======

   The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $50,689,000, $39,217,000 and $19,772,000, respectively, as of December 31, 2000, and $45,610,000, $36,376,000 and
$18,500,000, respectively, as of December 31, 1999.
   The assumptions presented herein are based on pertinent information available to management as of December 31, 2000 and 1999. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 2000 by $5,546,681 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2000 by $860,218. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the postretirement benefit obligation as of December 31, 2000 by $4,411,283 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2000 by $650,502.
Profit Sharing Plans
The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2000, 1999 and 1998 of $8,794,000, $6,003,000 and $7,145,000, respectively.
Participants may elect to receive a portion of their contributions in cash.
(9) Reinsurance
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.
   Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Minnesota Life Insurance Company and Subsidiaries

(9) Reinsurance (continued)
   The effect of reinsurance on premiums for the years ended December 31 was as follows:


                       2000      1999      1998
                     --------  --------  --------
                           (In thousands)
Direct premiums      $697,933  $662,775  $553,408
Reinsurance assumed   129,800   102,154    91,548
Reinsurance ceded     (66,282)  (67,130)  (67,263)
                     --------  --------  --------
  Net premiums       $761,451  $697,799  $577,693
                     ========  ========  ========

   Reinsurance recoveries on ceded reinsurance contracts were $73,484,000, $71,922,000 and $64,174,000 during 2000, 1999 and 1998, respectively.
   On October 1, 2000, the Company entered into a 100% coinsurance agreement of its Individual Disability line of business, inforce and future sales, with Standard Insurance Company. In addition, the Company recaptured a previous reinsurance agreement with Paul Revere Insurance Company as part of this transaction. Paul Revere transferred reserves of approximately $141,818,000. The Company transferred net reserves of approximately $499,000,000. Under the terms of the coinsurance agreement, assets supporting these reserves are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. A deferred gain of approximately $64,000,000 was recognized as part of this transaction. This gain will be amortized over the life of the underlying policies in a manner similar to the related deferred policy acquisition costs. The gain balance is included in other liabilities in the consolidated balance sheet. Amortization of this gain is included in other income in the statement of operations.
   On January 1, 1999, the Company entered into an agreement to sell its assumed individual life reinsurance business representing $1,982,509,000 of inforce to RGA Reinsurance Company. The Company received cash of $1,284,000 from the sale and recognized miscellaneous income of approximately $4,139,000, representing the gain on the sale.
   On October 1, 1999, the Company entered into an assumption reinsurance agreement with Fort Dearborn Life Insurance Company. The agreement transferred 401(k) accounts with associated fixed and variable assets of approximately $260,000,000.
(10) Fair Value of Financial Instruments
The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2000 and 1999. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.
   Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equities and derivatives. The carrying amounts for policy loans, cash, short-term investments and finance receivables approximate the assets' fair values.
   The interest rates on the finance receivables outstanding as of December 31, 2000 and 1999, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2000 and 1999, approximate the fair value for those respective dates.
   The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2000 and 1999 as those investment contracts have no defined maturity and are similar to a

Minnesota Life Insurance Company and Subsidiaries

(10) Fair Value of Financial Instruments (continued)
deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.
   The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued. Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.
   The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:


                                        2000                  1999
                                --------------------- ---------------------
                                 Carrying     Fair     Carrying     Fair
                                  Amount     Value      Amount     Value
                                ---------- ---------- ---------- ----------
                                              (In thousands)
Fixed maturity securities:
  Available-for-sale            $4,623,058 $4,623,058 $4,803,568 $4,803,568
  Held-to-maturity                 860,632    886,315    974,814    968,852
Equity securities                  638,032    638,032    770,269    770,269
Securities on loan                  72,372     72,372        --         --
Mortgage loans:
  Commercial                       664,818    679,245    625,196    605,112
  Residential                           35         36     71,476     73,293
Policy loans                       250,246    250,246    237,335    237,335
Short-term investments             139,107    139,107     93,993     93,993
Cash                                67,951     67,951    116,803    116,803
Finance receivables, net           128,545    128,545    134,812    134,812
Private equities                   464,303    464,303    284,797    284,797
Foreign currency exchange con-
 tract                                  84         84        655        655
                                ---------- ---------- ---------- ----------
    Total financial assets      $7,909,183 $7,949,294 $8,113,718 $8,089,489
                                ========== ========== ========== ==========

   The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:


                                         2000                  1999
                                 --------------------- ---------------------
                                  Carrying     Fair     Carrying     Fair
                                   Amount     Value      Amount     Value
                                 ---------- ---------- ---------- ----------
                                               (In thousands)
Deferred annuities               $1,620,378 $1,612,386 $1,822,302 $1,810,820
Annuity certain contracts            61,513     61,515     61,424     61,759
Other fund deposits                 895,854    891,581    921,339    912,354
Guaranteed investment contracts         --         --         116        116
Supplementary contracts without
 life contingencies                  39,125     40,489     43,050     43,126
Notes payable                       185,000    188,025    218,000    221,233
                                 ---------- ---------- ---------- ----------
  Total financial liabilities    $2,801,870 $2,793,996 $3,066,231 $3,049,408
                                 ========== ========== ========== ==========


Minnesota Life Insurance Company and Subsidiaries

(11) Notes Payable
In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Department of Commerce. The approved accrued interest was $3,008,000 as of December 31, 2000 and 1999. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

   Notes payable as of December 31 were as follows:

                                                            2000     1999
                                                          -------- --------
                                                           (In thousands)
Corporate-surplus notes, 8.25%, 2025                      $125,000 $125,000
Consumer finance subsidiary-senior, 6.53%-8.77%, through
 2003                                                       60,000   93,000
                                                          -------- --------
  Total notes payable                                     $185,000 $218,000
                                                          ======== ========

   At December 31, 2000, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2001, $26,000,000; 2002, $22,000,000;
2003, $12,000,000; 2004, $0; 2005, $0; thereafter $125,000,000.

   Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $41,354,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 2000.

   The Company maintains a line of credit, which is drawn down periodically throughout the year. As of December 31, 2000 and 1999, the outstanding balance of this line of credit was zero and $90,000,000, respectively.

   Interest paid on debt for the years ended December 31, 2000, 1999 and 1998, was $26,775,000, $24,120,000 and $25,008,000, respectively.

(12) Other Comprehensive Income
Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company had identified those changes as being comprised of net income, unrealized appreciation
(depreciation) on securities, and unrealized foreign currency translation adjustments.

   The components of comprehensive income (loss), other than net income are illustrated below:


                                                  2000       1999       1998
                                                ---------  ---------  --------
                                                       (In thousands)
Other comprehensive income (loss), before tax:
  Foreign currency translation adjustment       $     --   $     --   $    --
    Less: reclassification adjustment for gains
     included in net income                           --         --     (1,457)
                                                ---------  ---------  --------
                                                      --         --     (1,457)
  Unrealized gains (loss) on securities           347,234    (59,499)  162,214
    Less: reclassification adjustment for gains
     included in net income                      (147,416)   (74,170)  (90,770)
                                                ---------  ---------  --------
                                                  199,818   (133,669)   71,444
  Income tax expense related to items of other
   comprehensive income                           (70,470)    48,131   (23,045)
                                                ---------  ---------  --------
  Other comprehensive income (loss), net of tax $ 129,348  $ (85,538) $ 46,942
                                                =========  =========  ========


Minnesota Life Insurance Company and Subsidiaries

(13) Stock Dividends
During 2000, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $52,800,000. These dividends were in the form of cash. During 1999, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $59,109,000. These dividends were in the form of cash, common stock and the affiliated stock of Capitol City Property Management and HomePlus Insurance Agency, Inc. On December 14, 1998, the Company declared and accrued a dividend to Securian Financial Group, Inc. in the amount of $24,700,000, which was paid in 1999.
   Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2000 statutory results, the maximum amount available for the payment of dividends during 2001 by Minnesota Life Insurance Company without prior regulatory approval is $146,700,000 after December 21, 2001.
(14) Commitments and Contingencies
The Company is involved in various pending or threatened legal proceedings incidental to its business. Pending proceedings include nine lawsuits filed by some former clients and cross-claims by some former business associates of a former general agent convicted of embezzling money from clients. Although the Company tendered repayment to all clients with interest, these claimants seek additional compensation, primarily punitive damages for various alleged wrongs. The Company believes it has meritorious defenses and it intends to resist these claims vigorously. The Company is unable, at this time, to reasonably determine the possible impact on its financial position from these lawsuits because the outcome of the litigation cannot be predicted.
   In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.
   The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $135,600,000 and $183,200,000 as of December 31, 2000 and 1999, respectively. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.
   The Company has long-term commitments to fund private equities and real estate investments totaling $159,362,000 as of December 31, 2000. The Company estimates that $60,000,000 of these commitments will be invested in 2001, with the remaining $99,362,000 invested over the next four years.
   As of December 31, 2000, the Company had committed to purchase bonds and mortgage loans totaling $35,450,000 but had not completed the purchase transactions.
   The Company has a long-term lease agreement for rental space in downtown St. Paul and other locations. Minimum gross rental commitments under such leases are as follows: 2001, $13,552,000; 2002, $5,996,000; 2003, $2,087,000; 2004,
$1,392,000; 2005, $47,000. The Company sub-lets space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2001, $2,231,000; 2002, $2,224,000; 2003, $2,264,000; 2004, $1,755,000; 2005,
$631,000.
   At December 31, 2000, the Company had guaranteed the payment of $82,200,000 in policyholders dividends and discretionary amounts payable in 2001. The Company has pledged bonds, valued at $83,915,000 to secure this guarantee.

Minnesota Life Insurance Company and Subsidiaries

(14) Commitments and Contingencies (continued)
   The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2000 and 1999 the liability was $(652,000) and $(352,000), respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $4,139,000 and $5,485,000 for the periods ending December 31, 2000 and 1999, respectively. These assets are being amortized over a five-year period.

   At December 31, 2000, the Company had guaranteed the payment of approximately $121,592,000 of senior notes issued by Capitol City Properties Management, Inc., an affiliated company, through the expiration date of the notes of June 1, 2021 or by mutual agreement of the parties. These notes were issued in conjunction with the financing of the Company's additional home office space.

(15) Statutory Financial Data
The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy. The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:


                                                       Year ended December
                                                      ----------------------
                                                         2000        1999
                                                      ----------  ----------
                                                         (In thousands)
Statutory capital and surplus                         $1,304,825  $1,089,474
Adjustments:
  Deferred policy acquisition costs                      710,931     712,532
  Net unrealized investment gains                        136,761     (49,572)
  Statutory asset valuation reserve                      347,800     310,626
  Statutory interest maintenance reserve                  10,440      30,984
  Premiums and fees deferred or receivable               (70,957)    (69,618)
  Change in reserve basis                                111,657     115,718
  Change in deferred reinsurance gain                    (58,877)        --
  Separate accounts                                      (49,098)    (64,860)
  Unearned policy and contract fees                     (143,220)   (144,157)
  Surplus notes                                         (125,000)   (125,000)
  Net deferred income taxes                             (192,525)   (125,094)
  Pension benefit liabilities                            (45,673)    (37,722)
  Non-admitted assets                                     55,395      36,205
  Policyholders dividends                                 66,622      62,268
  Other                                                    8,051      14,080
                                                      ----------  ----------
Stockholder's equity as reported in the accompanying
 consolidated financial statements                    $2,067,132  $1,755,864
                                                      ==========  ==========


Minnesota Life Insurance Company and Subsidiaries

(15) Statutory Financial Data (continued)

                                                As of December 31
                                            ----------------------------
                                              2000      1999      1998
                                            --------  --------  --------
                                                  (In thousands)
Statutory net income                        $251,003  $167,957  $104,609
Adjustments:
  Deferred policy acquisition costs           (5,203)   29,164    18,042
  Statutory interest maintenance reserve     (20,544)  (18,931)   25,746
  Premiums and fees deferred or receivable    (1,264)    3,686       708
  Change in reserve basis                      3,783     2,555     3,011
  Separate accounts                           15,762    (8,044)   (5,644)
  Deferred reinsurance gain                   (4,413)      --        --
  Unearned policy and contract fees            1,645    (8,696)   (7,896)
  Realized gains (losses)                    (11,747)    4,143    12,438
  Net deferred income taxes                    4,403     1,439    15,351
  Policyholders dividends                      4,354     1,620     1,194
  Other                                       (3,059)      342    (4,210)
                                            --------  --------  --------
Net income as reported in the accompanying
 consolidated financial statements          $234,720  $175,235  $163,349
                                            ========  ========  ========

   Prescribed accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulation and general administrative rules. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. In March 1998, the NAIC approved a project to codify statutory accounting practices (Codification), which continues to encompass both prescribed and permitted practices as described above. Codification is effective on January 1, 2001. Any amounts identified as a change due to implementing Codification are required to be recorded as an adjustment to statutory surplus. The Company has determined that Codification will have an impact of increasing statutory surplus by approximately $39,000,000.
(16) Subsequent Events
On January 12, 2001, the Company entered into a written agreement with First Allmerica Financial Life Insurance Company whereby 401(k) accounts representing approximately 600 plans with associated fixed and variable assets of approximately $750,000,000 are expected to transfer under either an assumption or indemnity reinsurance agreement.

Minnesota Life Insurance Company and Subsidiaries
                                Schedule I
                    Summary of Investments--Other than
                      Investments in Related Parties
                             December 31, 2000


                                                                 As shown
                                                                  on the
                                                    Market     consolidated
Type of investment                      Cost(3)     Value    balance sheet(1)
------------------                     ---------- ---------- ----------------
                                                   (In thousands)
Bonds:
  United States government and
   government agencies and authorities $  141,759 $  147,251    $  147,251
  Foreign governments                       4,706      4,837         4,837
  Public utilities                        294,786    305,007       300,894
  Mortgage-backed securities            1,555,669  1,575,546     1,573,721
  All other corporate bonds             3,365,663  3,476,732     3,456,987
                                       ---------- ----------    ----------
      Total bonds                       5,362,583  5,509,373     5,483,690
                                       ---------- ----------    ----------
Equity securities:
  Common stocks:
    Public utilities                        2,631      3,865         3,865
    Banks, trusts and insurance compa-
     nies                                  49,328     54,558        54,558
    Industrial, miscellaneous and all
     other                                483,159    555,431       555,431
  Nonredeemable preferred stocks           26,118     24,178        24,178
                                       ---------- ----------    ----------
      Total equity securities             561,236    638,032       638,032
                                       ---------- ----------    ----------
Mortgage loans on real estate             666,353     XXXXXX       664,853
Real estate (2)                            17,520     XXXXXX        17,520
Policy loans                              250,246     XXXXXX       250,246
Other long-term investments               655,224     XXXXXX       826,194
Short-term investments                    139,107     XXXXXX       139,107
                                       ---------- ----------    ----------
      Total                             1,728,450        --      1,897,920
                                       ---------- ----------    ----------
Total investments                      $7,652,269 $6,147,405    $8,019,642
                                       ========== ==========    ==========

-------
(1) Amortized cost for bonds classified as held-to-maturity and fair value for common stocks and bonds classified as available-for-sale.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.
(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for bonds and other investments
                      See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries
                               Schedule III
                    Supplementary Insurance Information
                              (In thousands)


                                   As of December 31,
                   ---------------------------------------------------
                               Future policy
                    Deferred      benefits                Other policy
                     policy    losses, claims              claims and
                   acquisition and settlement  Unearned     benefits
Segment               costs     expenses(1)   premiums(2)   payable
-------            ----------- -------------- ----------- ------------
2000:
 Life insurance     $526,289     $2,469,673    $173,063     $ 89,087
 Accident and
  health insur-
  ance                88,320        579,170      37,815       17,659
 Annuity              96,937      2,887,586         --           269
 Property and li-
  ability insur-
  ance                   --             154         --           --
                    --------     ----------    --------     --------
                    $711,546     $5,936,583    $210,878     $107,015
                    ========     ==========    ========     ========
1999:
 Life insurance     $535,709     $2,388,867    $172,430     $ 73,670
 Accident and
  health insur-
  ance                80,371        552,833      35,558       16,858
 Annuity              97,137      3,118,995          25          234
 Property and li-
  ability insur-
  ance                   --             441         --           --
                    --------     ----------    --------     --------
                    $713,217     $6,061,136    $208,013     $ 90,762
                    ========     ==========    ========     ========
1998:
 Life insurance     $421,057     $2,303,580    $146,042     $ 51,798
 Accident and
  health insur-
  ance                74,606        510,969      33,568       18,342
 Annuity              68,719      3,186,148          25          424
 Property and li-
  ability insur-
  ance                   --             480         556          --
                    --------     ----------    --------     --------
                    $564,382     $6,001,177    $180,191     $ 70,564
                    ========     ==========    ========     ========
                                      For the years ended December 31,
                   -----------------------------------------------------------------------
                                                         Amortization
                                            Benefits,    of deferred
                                  Net     claims, losses    policy      Other
                    Premium    investment and settlement acquisition  operating  Premiums
Segment            revenue(3)    income      expenses       costs     expenses  written(4)
-------            ----------- ---------- -------------- ------------ --------- ----------
2000:
 Life insurance    $  842,842   $304,584    $  715,361     $153,634   $428,194
 Accident and
  health insur-
  ance                175,762     40,232        85,680        8,613    101,201
 Annuity              102,827    230,584       205,036       23,715     80,116
 Property and li-
  ability insur-
  ance                    --         500           143          --         319      --
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,121,431   $575,900    $1,006,220     $185,962   $609,830    $ --
                   =========== ========== ============== ============ ========= ==========
1999:
 Life insurance    $  762,745   $258,483    $  645,695     $ 88,731   $391,454
 Accident and
  health insur-
  ance                170,988     37,922       108,283       11,779    101,021
 Annuity               95,190    243,160       214,461       22,945     79,883
 Property and li-
  ability insur-
  ance                    (14)       491           323          --         743     (570)
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,028,909   $540,056    $  968,762     $123,455   $573,101    $(570)
                   =========== ========== ============== ============ ========= ==========
1998:
 Life insurance    $  615,856   $246,303    $  502,767     $114,589   $342,080
 Accident and
  health insur-
  ance                167,544     35,822       105,336       12,261     93,876
 Annuity               93,992    247,970       225,004       21,248    136,527
 Property and li-
  ability insur-
  ance                    662        986         2,848          --       1,187      103
                   ----------- ---------- -------------- ------------ --------- ----------
                   $  878,054   $531,081    $  835,955     $148,098   $573,670    $ 103
                   =========== ========== ============== ============ ========= ==========

------
(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
                     See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries
                                Schedule IV
                                Reinsurance
           For the years ended December 31, 2000, 1999 and 1998


                                                                            Percentage
                                       Ceded to     Assumed                 of amount
                            Gross        other    from other      Net       assumed to
                            amount     companies   companies     amount        net
                         ------------ ----------- ----------- ------------  ----------
                                                (In thousands)
2000:
 Life insurance in force $200,965,213 $22,944,226 $43,657,674 $221,678,661      19.7%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    476,897 $    28,343 $   121,296 $    569,850      21.3%
  Accident and health
   insurance                  199,590      30,085         923      170,428       0.5%
  Annuity                      21,173         --          --        21,173       --
  Property and liability
   insurance                      273       7,854       7,581          --        --
                         ------------ ----------- ----------- ------------
   Total premiums        $    697,933 $    66,282 $   129,800 $    761,451      17.0%
                         ============ =========== =========== ============
1999:
 Life insurance in force $175,297,217 $21,279,606 $37,337,340 $191,354,951      19.5%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    455,857 $    30,557 $    83,681 $    508,981      16.4%
  Accident and health
   insurance                  183,765      18,776       1,281      166,270       0.8%
  Annuity                      22,562         --          --        22,562       --
  Property and liability
   insurance                      591      17,797      17,192          (14)      n/a
                         ------------ ----------- ----------- ------------
   Total premiums        $    662,775 $    67,130 $   102,154 $    697,799      14.6%
                         ============ =========== =========== ============
1998:
 Life insurance in force $158,229,143 $18,656,917 $28,559,482 $168,131,708      17.0%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    338,909 $    30,532 $    71,198 $    379,575      18.8%
  Accident and health
   insurance                  180,081      17,894       1,432      163,619       0.9%
  Annuity                      33,837         --          --        33,837       --
  Property and liability
   insurance                      581      18,837      18,918          662    2857.7%
                         ------------ ----------- ----------- ------------
   Total premiums        $    553,408 $    67,263 $    91,548 $    577,693      15.8%
                         ============ =========== =========== ============

                     See independent auditors' report.

                                   APPENDIX A

               ILLUSTRATIONS OF ACCOUNT VALUES AND DEATH BENEFITS

     The following tables illustrate how the account value and death benefit of a policy change with the investment experience of the sub-accounts of the separate account. The tables show how the account values and death benefit of a policy issued to an insured of a given age and at a given premium would vary over time if the investment return on the assets held in each sub-account of the separate account were a uniform, gross, after-tax rate of 0 percent, 6 percent or 12 percent. In addition, the account values and death benefits would be different from those shown if the gross annual investment rates of return averaged 0 percent, 6 percent and 12 percent over a period of years, but fluctuated above and below those averages for individual policy years.
     The tables illustrate both a policy issued to an insured, age 45 and to an insured, age 55, in a group-sponsored program issued a group contract. This assumes a $4.00 monthly administration charge, a 3 percent sales charge, a 2 percent premium tax charge, and a .25 percent federal tax charge. Cost of insurance charges used in the tables are either the guaranteed maximums or assumed levels as described in the following paragraph. If a particular policy has different administration, sales, tax, or cost of insurance charges, the account values and death benefits would vary from those shown in the tables. The illustrations of death benefits also vary between tables depending upon whether the level or variable type death benefits are illustrated.
     The account value column in the tables with the heading "Using Maximum Mortality Charges" shows the accumulated value of premiums paid reflecting deduction of the charges described above and monthly charges for the cost of insurance based on the guaranteed maximum rate when there has been simplified underwriting, which is 125 percent of the maximum allowed under the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table. The account value column in the table with the heading "Using Current Mortality Charges" shows the accumulated value of premiums paid reflecting deduction of the charges described above and monthly charges for the cost of insurance at an assumed level which is substantially less than the guaranteed rate. Actual cost of insurance charges for a policy depend on a variety of factors as described in "Account Value Charges."
     The amounts shown for the hypothetical account value and death benefit as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because expenses of the Fund and a daily mortality and expense risk charge assessed against the net assets of the Variable Universal Life Account are deducted from the gross return. The mortality and expense risk charge reflected in the illustrations is at an annual rate of .50 percent. The investment expenses illustrated represent an average of the investment advisory fee charged for all Portfolios of the Fund covered under this prospectus. The investment advisory fee for each Portfolio for the last fiscal year is shown under the heading "Fund Charges" in this prospectus. In addition to the deduction for the investment advisory fee, the illustrations also reflect a deduction for Portfolio costs and expenses for the last fiscal year, as illustrated under the heading "What charges are associated with the policy?--Fund Charges" in this prospectus. The average annual expense number used in the illustrations (0.55%) includes all waivers, reductions, and reimbursements as detailed in the footnotes to the expense table and the prospectus of the Fund. We do not expect any changes to the voluntary absorption of expenses policy in the current year. Therefore, gross annual rates of return of 0 percent, 6 percent and 12 percent correspond to approximate net annual rates of return of -1.05 percent, 4.95 percent and 10.95 percent.
     The tables reflect the fact that no charges for federal, state or local income taxes are currently made against the Variable Universal Life Account. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0 percent, 6 percent and 12 percent than it does now which produce the account values and death benefits illustrated. Additionally, the hypothetical values shown in the tables assume that the policy for which values are illustrated is not deemed an individual policy under OBRA, and therefore the values do not reflect the additional premium expense charge to cover Minnesota Life's increased federal tax expense in that situation (as described in "Federal Tax Charge").
     The tables illustrate the policy values that would result based upon the investment rates of return if the premiums are paid on a monthly basis, and if no policy loans have been made. The tables are also based on the assumptions that no partial surrenders have been made, that no transfer charges were incurred and that no optional riders have been requested. The policy values in the tables also may reflect an increase in the face amount of insurance to the minimum amount necessary to maintain the policy's qualification as life insurance under Section 7702 of the Code. Further, the tables may show a decrease in the face amount to a level that the account value immediately prior to the decrease plus the additional illustrated premiums with interest can provide.
     Upon request, we will provide an illustration based on a proposed insured's age, face amount of insurance, premium amount and frequency of payment, and using the charges for the group-sponsored insurance program under which the individual would be insured.

                             DEATH BENEFIT OPTION A
                                  ISSUE AGE 45
                       FACE AMOUNT OF INSURANCE--$100,000
                             ANNUAL PREMIUM--$1,800
                           (MONTHLY PREMIUM--$150)(1)

                        USING ASSUMED MORTALITY CHARGES*

                                --ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF--
                         -------------------------------------------------------------
                            0% GROSS(2)          6% GROSS(2)          12% GROSS(2)
                            (-1.05% NET)         (4.95% NET)          (10.95% NET)
                         ------------------   ------------------   -------------------
END OF   ATT   ANNUAL    ACCOUNT    DEATH     ACCOUNT    DEATH     ACCOUNT     DEATH
POL YR   AGE   PREMIUM    VALUE    BENEFIT     VALUE    BENEFIT     VALUE     BENEFIT
------   ---   -------   -------   --------   -------   --------   --------   --------
   1     46    $1,800    $ 1,459   $100,000   $ 1,506   $100,000   $  1,553   $100,000
   2     47     1,800      2,893    100,000     3,078    100,000      3,266    100,000
   3     48     1,800      4,292    100,000     4,707    100,000      5,147    100,000
   4     49     1,800      5,669    100,000     6,409    100,000      7,226    100,000
   5     50     1,800      7,034    100,000     8,199    100,000      9,539    100,000
   6     51     1,800      8,366    100,000    10,060    100,000     12,089    100,000
   7     52     1,800      9,655    100,000    11,986    100,000     14,892    100,000
   8     53     1,800     10,912    100,000    13,991    100,000     17,990    100,000
   9     54     1,800     12,119    100,000    16,061    100,000     21,397    100,000
  10     55     1,800     13,275    100,000    18,200    100,000     25,153    100,000
  15     60     1,800     18,038    100,000    29,848    100,000     50,609    100,000
  20     65     1,800     20,859    100,000    43,470    100,000     93,741    113,236
  25     70     1,800     21,348    100,000    60,131    100,000    166,071    190,982
  30     75     1,800     14,548    100,000    80,320    100,000    285,065    302,324

------------
(1) A premium payment of $150 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

* This illustration uses assumed mortality charges for a group-sponsored program issued a group contract. Actual cost of insurance charges for a policy depend on a variety of factors as described in "Account Value Charges."

                             DEATH BENEFIT OPTION A
                                  ISSUE AGE 45
                       FACE AMOUNT OF INSURANCE--$100,000
                             ANNUAL PREMIUM--$1,800
                           (MONTHLY PREMIUM--$150)(1)

                        USING MAXIMUM MORTALITY CHARGES

                                --ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF--
                         -------------------------------------------------------------
                            0% GROSS(2)          6% GROSS(2)          12% GROSS(2)
                            (-1.05% NET)         (4.95% NET)          (10.95% NET)
                         ------------------   ------------------   -------------------
END OF   ATT   ANNUAL    ACCOUNT    DEATH     ACCOUNT    DEATH     ACCOUNT     DEATH
POL YR   AGE   PREMIUM    VALUE    BENEFIT     VALUE    BENEFIT     VALUE     BENEFIT
------   ---   -------   -------   --------   -------   --------   --------   --------
   1     46    $1,800    $1,061    $100,000   $ 1,095   $100,000   $  1,129   $100,000
   2     47     1,800     2,072     100,000     2,206    100,000      2,342    100,000
   3     48     1,800     3,034     100,000     3,332    100,000      3,648    100,000
   4     49     1,800     3,943     100,000     4,471    100,000      5,056    100,000
   5     50     1,800     4,797     100,000     5,622    100,000      6,573    100,000
   6     51     1,800     5,588     100,000     6,778    100,000      8,207    100,000
   7     52     1,800     6,313     100,000     7,934    100,000      9,969    100,000
   8     53     1,800     6,963     100,000     9,084    100,000     11,865    100,000
   9     54     1,800     7,529     100,000    10,220    100,000     13,907    100,000
  10     55     1,800     8,006     100,000    11,335    100,000     16,109    100,000
  15     60     1,800     8,866     100,000    16,429    100,000     30,290    100,000
  20     65     1,800     6,085     100,000    19,686    100,000     52,846    100,000
  25     70     1,800         0           0    18,073    100,000     92,515    106,392
  30     75     1,800         0           0     4,377    100,000    161,460    171,197

------------
(1) A premium payment of $150 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION B
                                  ISSUE AGE 45
                       FACE AMOUNT OF INSURANCE--$50,000
                             ANNUAL PREMIUM--$1,800
                           (MONTHLY PREMIUM--$150)(1)

                        USING ASSUMED MORTALITY CHARGES*

                               --ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF--
                         ------------------------------------------------------------
                            0% GROSS(2)         6% GROSS(2)          12% GROSS(2)
                           (-1.05% NET)         (4.95% NET)          (10.95% NET)
                         -----------------   ------------------   -------------------
END OF   ATT   ANNUAL    ACCOUNT    DEATH    ACCOUNT    DEATH     ACCOUNT     DEATH
POL YR   AGE   PREMIUM    VALUE    BENEFIT    VALUE    BENEFIT     VALUE     BENEFIT
------   ---   -------   -------   -------   -------   --------   --------   --------
   1      46   $1,800    $ 1,553   $51,553   $ 1,603   $ 51,603   $  1,653   $ 51,653
   2      47    1,800      3,083    53,083     3,279     53,279      3,480     53,480
   3      48    1,800      4,585    54,585     5,026     55,026      5,494     55,494
   4      49    1,800      6,066    56,066     6,853     56,853      7,723     57,723
   5      50    1,800      7,531    57,531     8,771     58,771     10,196     60,196
   6      51    1,800      8,968    58,968    10,771     60,771     12,927     62,927
   7      52    1,800     10,373    60,373    12,852     62,852     15,938     65,938
   8      53    1,800     11,751    61,751    15,023     65,023     19,266     69,266
   9      54    1,800     13,091    63,091    17,277     67,277     22,933     72,933
  10      55    1,800     14,392    64,392    19,618     69,618     26,976     76,976
  15      60    1,800     20,157    70,157    32,578     82,578     54,212    104,212
  20      65    1,800     24,497    74,497    47,773     97,773     98,496    148,496
  25      70    1,800     27,169    77,169    65,452    115,452    171,023    221,023
  30      75    1,800     25,398    75,398    83,097    133,097    287,471    337,471

------------
(1) A premium payment of $150 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

* This illustration uses assumed mortality charges for a group-sponsored program issued a group contract. Actual cost of insurance charges for a policy depend on a variety of factors as described in "Account Value Charges."

                             DEATH BENEFIT OPTION B
                                  ISSUE AGE 45
                       FACE AMOUNT OF INSURANCE--$50,000
                             ANNUAL PREMIUM--$1,800
                           (MONTHLY PREMIUM--$150)(1)

                        USING MAXIMUM MORTALITY CHARGES

                               --ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF--
                         -----------------------------------------------------------
                            0% GROSS(2)         6% GROSS(2)         12% GROSS(2)
                            (-1.05 NET)         (4.95% NET)          (10.95 NET)
                         -----------------   -----------------   -------------------
END OF   ATT   ANNUAL    ACCOUNT    DEATH    ACCOUNT    DEATH    ACCOUNT     DEATH
POL YR   AGE   PREMIUM    VALUE    BENEFIT    VALUE    BENEFIT    VALUE     BENEFIT
------   ---   -------   -------   -------   -------   -------   --------   --------
   1     46    $1,800    $1,335    $51,335   $ 1,378   $51,378   $  1,421   $ 51,421
   2     47     1,800     2,634     52,634     2,802    52,802      2,974     52,974
   3     48     1,800     3,895     53,895     4,272    54,272      4,672     54,672
   4     49     1,800     5,119     55,119     5,789    55,789      6,529     56,529
   5     50     1,800     6,302     56,302     7,352    57,352      8,561     58,561
   6     51     1,800     7,442     57,442     8,961    58,961     10,782     60,782
   7     52     1,800     8,535     58,535    10,614    60,614     13,209     63,209
   8     53     1,800     9,577     59,577    12,309    62,309     15,861     65,861
   9     54     1,800    10,565     60,565    14,041    64,041     18,755     68,755
  10     55     1,800    11,493     61,493    15,809    65,809     21,915     71,915
  15     60     1,800    15,169     65,169    25,136    75,136     42,707     92,707
  20     65     1,800    16,745     66,745    34,815    84,815     75,142    125,142
  25     70     1,800    15,075     65,075    43,490    93,490    125,470    175,470
  30     75     1,800     8,395     58,395    48,686    98,686    203,382    253,382

------------
(1) A premium payment of $150 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION A
                                  ISSUE AGE 55
                       FACE AMOUNT OF INSURANCE--$100,000
                             ANNUAL PREMIUM--$3,000
                           (MONTHLY PREMIUM--$250)(1)

                        USING ASSUMED MORTALITY CHARGES*

                                --ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF--
                         --------------------------------------------------------------
                            0% GROSS(2)           6% GROSS(2)          12% GROSS(2)
                            (-1.05% NET)          (4.95% NET)          (10.95% NET)
                         ------------------   -------------------   -------------------
END OF   ATT   ANNUAL    ACCOUNT    DEATH     ACCOUNT     DEATH     ACCOUNT     DEATH
POL YR   AGE   PREMIUM    VALUE    BENEFIT     VALUE     BENEFIT     VALUE     BENEFIT
------   ---   -------   -------   --------   --------   --------   --------   --------
   1     56    $3,000    $ 2,307   $100,000   $  2,382   $100,000   $  2,456   $100,000
   2     57     3,000      4,520    100,000      4,811    100,000      5,108    100,000
   3     58     3,000      6,655    100,000      7,305    100,000      7,996    100,000
   4     59     3,000      8,703    100,000      9,860    100,000     11,140    100,000
   5     60     3,000     10,669    100,000     12,484    100,000     14,576    100,000
   6     61     3,000     12,546    100,000     15,175    100,000     18,333    100,000
   7     62     3,000     14,336    100,000     17,942    100,000     22,458    100,000
   8     63     3,000     16,034    100,000     20,785    100,000     26,994    100,000
   9     64     3,000     17,653    100,000     23,725    100,000     32,010    100,000
  10     65     3,000     19,176    100,000     26,755    100,000     37,560    100,000
  15     70     3,000     25,407    100,000     43,724    100,000     76,583    100,000
  20     75     3,000     25,244    100,000     62,636    100,000    144,496    153,070
  25     80     3,000     11,577    100,000     85,968    100,000    257,265    270,128
  30     85     3,000          0          0    121,026    127,078    437,902    459,797

------------
(1) A premium payment of $250 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

* This illustration uses assumed mortality charges for a group-sponsored program issued a group contract. Actual cost of insurance charges for a policy depend on a variety of factors as described in "Account Value Charges."

                             DEATH BENEFIT OPTION A
                                  ISSUE AGE 55
                       FACE AMOUNT OF INSURANCE--$100,000
                             ANNUAL PREMIUM--$3,000
                           (MONTHLY PREMIUM--$250)(1)

                        USING MAXIMUM MORTALITY CHARGES

                                --ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF--
                         -------------------------------------------------------------
                            0% GROSS(2)          6% GROSS(2)          12% GROSS(2)
                            (-1.05% NET)         (4.95% NET)          (10.95% NET)
                         ------------------   ------------------   -------------------
END OF   ATT   ANNUAL    ACCOUNT    DEATH     ACCOUNT    DEATH     ACCOUNT     DEATH
POL YR   AGE   PREMIUM    VALUE    BENEFIT     VALUE    BENEFIT     VALUE     BENEFIT
------   ---   -------   -------   --------   -------   --------   --------   --------
   1     56    $3,000    $1,480    $100,000   $ 1,528   $100,000   $  1,575   $100,000
   2     57     3,000     2,855     100,000     3,041    100,000      3,231    100,000
   3     58     3,000     4,124     100,000     4,537    100,000      4,976    100,000
   4     59     3,000     5,284     100,000     6,013    100,000      6,821    100,000
   5     60     3,000     6,325     100,000     7,459    100,000      8,771    100,000
   6     61     3,000     7,234     100,000     8,861    100,000     10,828    100,000
   7     62     3,000     7,994     100,000    10,202    100,000     12,995    100,000
   8     63     3,000     8,582     100,000    11,459    100,000     15,269    100,000
   9     64     3,000     8,975     100,000    12,606    100,000     17,653    100,000
  10     65     3,000     9,149     100,000    13,619    100,000     20,150    100,000
  15     70     3,000     5,982     100,000    15,821    100,000     35,019    100,000
  20     75     3,000         0           0     8,003    100,000     56,731    100,000
  25     80     3,000         0           0         0          0     97,853    102,746
  30     85     3,000         0           0         0          0    176,498    185,323

------------
(1) A premium payment of $250 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                             DEATH BENEFIT OPTION B
                                  ISSUE AGE 55
                       FACE AMOUNT OF INSURANCE--$50,000
                             ANNUAL PREMIUM--$3,000
                           (MONTHLY PREMIUM--$250)(1)

                        USING ASSUMED MORTALITY CHARGES*

                               --ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF--
                         ------------------------------------------------------------
                            0% GROSS(2)         6% GROSS(2)          12% GROSS(2)
                            (-1.05 NET)         (4.95% NET)           (10.95 NET)
                         -----------------   ------------------   -------------------
END OF   ATT   ANNUAL    ACCOUNT    DEATH    ACCOUNT    DEATH     ACCOUNT     DEATH
POL YR   AGE   PREMIUM    VALUE    BENEFIT    VALUE    BENEFIT     VALUE     BENEFIT
------   ---   -------   -------   -------   -------   --------   --------   --------
   1     56    $3,000    $ 2,540   $52,540   $ 2,622   $ 52,622   $  2,704   $ 52,704
   2     57     3,000      5,011    55,011     5,332     55,332      5,659     55,659
   3     58     3,000      7,421    57,421     8,138     58,138      8,899     58,899
   4     59     3,000      9,764    59,764    11,040     61,040     12,450     62,450
   5     60     3,000     12,040    62,040    14,042     64,042     16,346     66,346
   6     61     3,000     14,245    64,245    17,144     67,144     20,617     70,617
   7     62     3,000     16,378    66,378    20,351     70,351     25,305     75,305
   8     63     3,000     18,436    68,436    23,660     73,660     30,449     80,449
   9     64     3,000     20,425    70,425    27,084     77,084     36,106     86,106
  10     65     3,000     22,332    72,332    30,616     80,616     42,318     92,318
  15     70     3,000     30,650    80,650    50,050    100,050     84,062    134,062
  20     75     3,000     34,236    84,236    69,930    119,930    148,752    198,752
  25     80     3,000     30,027    80,027    86,414    136,414    247,288    297,288
  30     85     3,000     12,873    62,873    92,304    142,304    395,658    445,658

------------
(1) A premium payment of $250 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

* This illustration uses assumed mortality charges for a group-sponsored program issued a group contract. Actual cost of insurance charges for a policy depend on a variety of factors as described in "Account Value Charges."

                             DEATH BENEFIT OPTION B
                                  ISSUE AGE 55
                       FACE AMOUNT OF INSURANCE--$50,000
                             ANNUAL PREMIUM--$3,000
                           (MONTHLY PREMIUM--$250)(1)

                        USING MAXIMUM MORTALITY CHARGES

                               --ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF--
                         -----------------------------------------------------------
                            0% GROSS(2)         6% GROSS(2)         12% GROSS(2)
                            (-1.05 NET)         (4.95% NET)         (10.95% NET)
                         -----------------   -----------------   -------------------
END OF   ATT   ANNUAL    ACCOUNT    DEATH    ACCOUNT    DEATH    ACCOUNT     DEATH
POL YR   AGE   PREMIUM    VALUE    BENEFIT    VALUE    BENEFIT    VALUE     BENEFIT
------   ---   -------   -------   -------   -------   -------   --------   --------
   1     56    $3,000    $ 2,094   $52,094   $ 2,162   $52,162   $  2,229   $ 52,229
   2     57     3,000      4,112    54,112     4,376    54,376      4,645     54,645
   3     58     3,000      6,052    56,052     6,639    56,639      7,264     57,264
   4     59     3,000      7,911    57,911     8,953    58,953     10,106     60,106
   5     60     3,000      9,686    59,686    11,314    61,314     13,190     63,190
   6     61     3,000     11,367    61,367    13,716    63,716     16,532     66,532
   7     62     3,000     12,947    62,947    16,149    66,149     20,151     70,151
   8     63     3,000     14,414    64,414    18,603    68,603     24,064     74,064
   9     64     3,000     15,756    65,756    21,066    71,066     28,288     78,288
  10     65     3,000     16,961    66,961    23,524    73,524     32,845     82,845
  15     70     3,000     20,699    70,699    35,421    85,421     61,687    111,687
  20     75     3,000     19,147    69,147    44,719    94,719    103,474    153,474
  25     80     3,000      9,134    59,134    46,699    96,699    162,364    212,364
  30     85     3,000          0         0    34,683    84,683    244,668    294,668

------------
(1) A premium payment of $250 is assumed to be paid monthly at the beginning of each policy month.
(2) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and account values for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                   APPENDIX B

                              POLICY LOAN EXAMPLE

As an example of the effect of a policy loan upon the policy account value and the death benefit, assume a policy of an insured age 45 with the following characteristics: The Variable Universal Life Policy has an Option B death benefit with a level face amount of $50,000. Further, assume that 100 percent of net premiums are invested in the sub-accounts of the Variable Universal Life Account, that the gross investment rate in the Variable Universal Life Account was 12 percent each year and that Minnesota Life deducted assumed mortality charges. This situation is shown in Appendix A, "Illustrations of Account Values and Death Benefits."
     Now assume that the insured, who is also the owner of the policy, takes a policy loan in the amount of $5,000 at the end of the fourth policy year.
     When a policy loan is taken, the net cash value is reduced by the amount borrowed and any accrued interest subsequently charged. The amount borrowed continues to be a part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. Interest is charged on the policy loan at a policy loan interest rate of 8 percent per year. Interest is also credited to a policy when there is a policy loan. Interest credits on the policy loan are at a rate which is not less than the policy loan interest rate less 2 percent per year. Assume the interest credits in this example will be at 6 percent per year.
     The following table shows the effect on the end of fifth year account value and death benefit, if a policy loan of $5,000 is made at the end of the fourth year.

                                        End of Year
                                       Death Benefit
         End of Year              With Loan
        Account Value         (subject to loan
  With Loan*   Without Loan    account value)*    Without Loan
  ----------   ------------   -----------------   ------------
    $9,946       $10,196           $59,946          $60,196

     Note that the difference in the account values here represents the difference between the actual policy performance in the sub-accounts of the Variable Universal Life Account and the interest credited on the principal amount of the policy loan. If interest credited on a policy loan exceeds the policy performance, then a policy with a loan will have a greater value than a policy with no loan activity. Where policy performance exceeds the interest credited on a policy loan, the resulting policy value will be lower than it would have been if the loan were not made.
     Now consider an identical situation to that above except that the death benefit is under Option A with a face amount of insurance of $100,000. This situation is also shown in Appendix A, "Illustrations of Account Values and Death Benefits." The following table shows the effect on the same fifth year values if a policy loan of $5,000 is made at the end of the fourth year.

                                        End of Year
                                       Death Benefit
         End of Year              With Loan
        Account Value         (subject to loan
  With Loan*   Without Loan    account value)*    Without Loan
  ----------   ------------   -----------------   ------------
    $9,289        $9,539          $100,000          $100,000

------------
* The account values above under the "With Loan" headings include the loan account value, that is, the amount of the loan plus accrued interest subsequently credited. If the insured were to surrender the policy at the end of the fifth year, he or she would receive only the net cash value in the sub-accounts of the Variable Universal Life Account. The net cash value equals the account value less the loan account value since there are no charges due. If the insured were to die at the end of the fifth year we would pay out the death benefit listed under the "With Loan" heading less the loan account value.

                                       B-1